UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 MICHAEL CACCESE
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: June 30, 2005
                                               -----------------

Item 1.           Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).



--------------------------------------------------------------------------------
[Graphic]                     ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
              UNAUDITED                              JUNE 30, 2005
--------------------------------------------------------------------------------


                                  EQUITY FUNDS
                                     Growth
                                     Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                High Yield Bond
                           Intermediate Fixed-Income
                        Short-Intermediate Fixed-Income
                              Mortgage Securities
                        Limited Duration U.S. Government
                             U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                      Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                      Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                     Accessor Aggressive Growth Allocation
--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter To Our Shareholders...................................................1

Schedule of Investments
   Growth Fund...............................................................2
   Value Fund................................................................7
   Small to Mid Cap Fund....................................................11
   International Equity Fund................................................21
   High Yield Bond Fund.....................................................24
   Intermediate Fixed-Income Fund...........................................27
   Short-Intermediate Fixed-Income Fund.....................................31
   Mortgage Securities Fund.................................................35
   Limited Duration U.S. Government Fund....................................42
   U.S. Government Money Fund...............................................45
   Accessor Income Allocation Fund..........................................46
   Accessor Income & Growth Allocation Fund.................................47
   Accessor Balanced Allocation Fund........................................48
   Accessor Growth & Income Allocation Fund.................................49
   Accessor Growth Allocation Fund..........................................50
   Accessor Aggressive Growth Fund..........................................51

Statements of Assets & Liabilites...........................................52

Statements of Operations....................................................58

Statements of Changes in Net Assets.........................................63

Notes to Financial Statements...............................................71

Financial Highlights........................................................86

Understanding Fund Expenses................................................119

Board Approval of Investment Advisory Agreements...........................128

Board of Directors.........................................................134

Additional Fund Information................................................136




















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                                     ~ i ~

================================================================================
                          A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------



August 2005



To our Shareholders,

     We are pleased to present the Accessor Funds Semi-Annual Report for the six months ended June 30, 2005. This report provides information on the 16 funds in the Accessor Funds family. Our fund family has continued to grow consistently - despite a considerable amount of uncertainty in financial markets - to a total of $2.48 billion in assets under management at June 30, 2005.

     During the past six months, the environment has been one of uncertainty. The Accessor Funds weathered a tough first quarter, as all major U.S. indexes lost ground. In fact, the S&P 500 Index and the Lehman Government Bond Total Return Index both finished the period in negative territory - which has not occurred in the same quarter since 1994. Rising oil prices, interest rate and inflation fears, and the twin deficits all combined to worry investors. Economic news was mixed, and the combination of slowing growth and looming inflation created confusion in the financial marketplace. The Fed Funds Rate saw its sixth and seventh consecutive hikes, ending the quarter at 2.75%.

     The second quarter saw some improvement, with all major U.S. indexes gaining ground for the period. Economic winds changed direction several times during the last three months, and so the ride was bumpy at times. News ultimately turned positive in May and June. In fact, the resiliency of our economy is remarkable in light of volatile oil prices, which ranged from the high $40's to $60 (per barrel) during the second quarter.

     The Accessor Funds succeeded in meeting the challenges of both periods, and we are pleased with performance for the first half of 2005. We remain committed to the central tenets of our investment philosophy:

     ~ Delivering access to the same investment strategies used by large institutions

     ~ Leveraging the long-term benefits of diversification, asset allocation, and rebalancing

     ~ Providing disciplined, active investment management of non-overlapping, style-pure funds

     We encourage you to visit our web site, www.accessor.com, on a regular basis. We continually update its information and add new features.

     Lastly, thank you for your confidence and investment in the Accessor Funds. We appreciate your business - past, present, and future - and we promise to continue our diligent work to earn your ongoing support and trust.


Sincerely,

/s/ J. Anthony Whatley

J. Anthony Whatley, III
President and Principal Executive Officer
Accessor Funds, Inc.




















--------------------------------------------------------------------------------
                                                                               1

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK (99.3%)

Aerospace & Defense (6.4%)
        Boeing                                        38,100    $   2,514,600
        Lockheed Martin                               50,800        3,295,396
        Rockwell Collins                              32,700        1,559,136
        United Technologies                           18,800          965,380
                                                                 -------------
                                                                    8,334,512
Air Freight & Logistics (3.5%)
        United Parcel Service                         65,200        4,509,232
                                                                -------------
                                                                    4,509,232
Automobiles (0.1%)
        Harley Davidson                                3,900          193,440
                                                                -------------
                                                                      193,440
Auto Components (0.2%)
        Goodyear Tire & Rubber*                       18,500          275,650
                                                                -------------
                                                                      275,650
Beverages (1.7%)
        Anheuser Busch                                38,300        1,752,225
        Brown Forman                                     300           18,138
        Pepsi Bottling Group                          15,800          452,038
                                                                -------------
                                                                    2,222,401
Biotechnology (0.6%)
        Amgen*                                         3,600          217,656
        Genzyme*                                       2,300          138,207
        Gilead Sciences*                               8,300          365,117
        Medimmune*                                     3,400           90,848
                                                                -------------
                                                                      811,828
Building Products (0.7%)
        American Standard Companies                    6,800          285,056
        Sherwin Williams                              14,300          673,387
                                                                -------------
                                                                      958,443
Capital Markets (1.1%)
        Charles Schwab                                44,300          499,704
        Franklin Resources                            10,400          800,592
        T Rowe Price Goup                              2,800          175,280
                                                                -------------
                                                                    1,475,576
Chemicals (1.7%)
        Du Pont (EI) De Nemours                          700           30,107
        Ecolab                                        41,300        1,336,468
        Hercules*                                     20,200          285,830
        International Flavor                           7,500          271,650
        Praxair                                        6,100          284,260
                                                                -------------
                                                                    2,208,315
Commercial Services & Supplies (2.1%)
        Apollo Group*                                    100            7,822
        Automatic Data Processing                     25,500        1,070,235
        Avery Dennison                                 5,100          270,096
        Equifax                                        8,200          292,822
        H&R Block                                      6,700          390,945
        Pitney Bowes                                  15,800          688,090
        Robert Half International                      2,500           62,425
                                                                -------------
                                                                    2,782,435
Communications Equipment (1.1%)
        Qualcomm                                      43,200        1,426,032
                                                                -------------
                                                                    1,426,032

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
2                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Computers & Peripherals (3.8%)
        Apple Computer*                               95,500    $   3,515,355
        Dell*                                         21,000          829,710
        International Business Machines                9,069          672,920
                                                                -------------
                                                                    5,017,985
Construction & Engineering (0.1%)
        Fluor                                          1,100           63,349
                                                                -------------
                                                                       63,349
Containers & Packaging (0.4%)
        Ball                                          14,500          521,420
                                                                -------------
                                                                      521,420
Diversified Financial Services (3.9%)
        Moody's                                       49,900        2,243,504
        SLM                                           55,200        2,804,160
                                                                -------------
                                                                    5,047,664
Diversified Telecommunications Severices (0.1%)
        Citizens Communications                        7,600          102,144
                                                                -------------
                                                                      102,144
Electrical Utilities (1.6%)
        TXU                                           24,800        2,060,632
                                                                -------------
                                                                    2,060,632
Electronic Equipment & Instruments (1.0%)
        Emerson Electric                               3,200          200,416
        Rockwell Automation                           20,800        1,013,168
        Waters*                                        2,400           89,208
                                                                -------------
                                                                    1,302,792
Energy Equipment & Services (1.8%)
        Baker Hughes                                   5,800          296,728
        BJ Services                                   10,100          530,048
        Halliburton                                    5,200          248,664
        Schlumberger                                  16,500        1,253,010
                                                                -------------
                                                                    2,328,450
Food & Staples Retailing (3.0%)
        Sysco                                          7,600          275,044
        Walgreen                                      30,400        1,398,096
        Wal-Mart Stores                               48,200        2,323,240
                                                                -------------
                                                                    3,996,380
Food Products (7.5%)
        Campbell Soup                                 10,400          320,008
        General Mills                                  8,900          416,431
        Hershey Foods                                 42,400        2,633,040
        H.J. Heinz                                     7,000          247,940
        Kellogg                                       41,300        1,835,372
        McCormick & Company                           16,700          545,756
        Sara Lee                                      83,800        1,660,078
        Wm Wrigley Jr.                                31,900        2,195,996
                                                                -------------
                                                                    9,854,621
Health Care Providers & Services (3.7%)
        HCA                                           16,600          940,722
        United Health Group                           73,900         ,853,146
                                                                -------------
                                                                    4,793,868
Health Care Equipment & Supplies (3.6%)
        Baxter International                          15,200          563,920
        Becton Dickinson                              11,100          582,417
        Biomet                                         4,200          145,488

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                       3

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Health Care Equipment & Supplies (continued)
        C.R. Bard                                     10,400    $     691,704
        Guidant                                       21,500        1,446,950
        Hospira*                                      15,000          585,000
        Medtronic                                     11,300          585,227
        St Jude Medical*                               1,900           82,859
                                                                -------------
                                                                    4,683,565
Hotels, Restaurants & Leisure (6.0%)
        Darden Restaurants                             8,300          273,734
        Harrah's Entertainment                        17,400        1,254,018
        Hilton Hotels                                  8,800          209,880
        Marriott International                        26,500        1,807,830
        Starbucks*                                    55,900        2,887,794
        Yum! Brands                                   26,600        1,385,328
                                                                -------------
                                                                    7,818,584
Household Durables (1.4%)
        Black & Decker                                18,300        1,644,255
        Fortune Brands                                 1,900          168,720
                                                                -------------
                                                                    1,812,975
Household Products (2.8%)
        Clorox                                        22,400        1,248,128
        Kimberly Clark                                 5,100          319,209
        Procter & Gamble                              39,200        2,067,800
                                                                -------------
                                                                    3,635,137
Industrial Conglomerates (5.1%)
        General Electric                             189,100        6,552,315
        3M                                             1,800          130,140
                                                                -------------
                                                                    6,682,455
Insurance (0.3%)
        Progressive                                    4,300          424,883
                                                                -------------
                                                                      424,883
Internet & Catalog Retail (0.3%)
        eBay*                                         11,900          392,819
                                                                -------------
                                                                      392,819
Internet Software & Services (0.3%)
        Yahoo!*                                       10,600          367,290
                                                                -------------
                                                                      367,290
IT Services (0.4%)
        First Data                                    12,200          489,708
                                                                -------------
                                                                      489,708
Machinery (1.7%)
        Caterpillar                                    7,500          714,825
        Danaher                                       29,400        1,538,796
                                                                -------------
                                                                    2,253,621
Media (0.6%)
        McGraw Hill                                   11,300          500,025
        Meredith                                       1,400           68,684
        Omnicom Group                                  3,200          255,552
                                                                -------------
                                                                      824,261
Metals & Mining (0.3%)
        Allegheny Technologies                         8,300          183,098
        Freeport-McMoran                               6,500          243,360
                                                                -------------
                                                                      426,458

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
4                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Multiline Retail (2.1%)
        Dollar General                                54,100  $     1,101,476
        Nordstrom                                      4,600          312,662
        Target                                        23,300        1,267,753
                                                                -------------
                                                                    2,681,891
Oil, Gas & Consumable Fuels (6.5%)
        EOG Resources                                  5,800          329,440
        Exxon Mobil                                  130,200        7,482,594
        Kinder Morgan                                  3,300          274,560
        Sunoco                                         1,800          204,624
        XTO Energy                                     5,000          169,950
                                                                -------------
                                                                    8,461,168
Personal Products (2.3%)
        Avon Products                                 12,900          488,265
        Gillette                                      50,200        2,541,626
                                                                -------------
                                                                    3,029,891
Pharmaceuticals (3.9%)
        Abbott Laboratories                           11,500          563,615
        Bristol-Myers Squibb                           4,700          117,406
        Johnson & Johnson                             52,700        3,425,500
        Merck                                            800           24,640
        Schering-Plough                               26,300          501,278
        Wyeth                                         10,500          467,250
                                                                -------------
                                                                    5,099,689
Real Estate (1.3%)
        Simon Property Group                          23,200        1,681,768
                                                                -------------
                                                                    1,681,768
Semiconductors & Semiconductor Equipment (1.6%)
        Intel                                         29,000          755,740
        National Semiconductor                         7,400          163,022
        Nvidia*                                        3,800          101,536
        Texas Instruments                             37,900        1,063,853
                                                                -------------
                                                                    2,084,151
Software (6.9%)
        Adobe Systems                                 12,800          366,336
        Autodesk                                      19,300          663,341
        Electronic Arts*                               7,300          413,253
        Intuit*                                       29,300        1,321,723
        Microsoft                                    216,400        5,375,376
        Oracle*                                       37,200          491,040
        Symantec*                                     18,800          408,712
                                                                -------------
                                                                    9,039,781
Specialty Retail (2.3%)
        Autozone*                                      5,800          536,268
        Bed Bath & Beyond*                             6,800          284,104
        Home Depot                                    32,000        1,244,800
        Limited Brands                                 8,400          179,928
        Lowe's                                        13,400          780,148
                                                                -------------
                                                                    3,025,248
Textiles, Apparel & Luxury Goods (0.8%)
        Nike Inc - Class B                            11,900        1,030,540
                                                                -------------
                                                                    1,030,540


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                       5

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------

Tobacco (2.7%)
        Altria Group                                                                           29,400      $   1,901,004
        UST                                                                                    36,400          1,662,024
                                                                                                           -------------
                                                                                                               3,563,028


TOTAL COMMON STOCK (IDENTIFIED COST $119,298,664)                                                            129,796,080
                                                                                                           -------------
                                                             INTEREST        MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (1.4%)                                  RATE            DATE          AMOUNT            VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                       2.55%        07/01/2005   $  1,773,673      $   1,773,673
        DATED 6/30/05 (Repurchase value $1,773,799                                                         -------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,773,673)                                                      1,773,673
                                                                                                           -------------

TOTAL INVESTMENTS (100.7%) (IDENTIFIED COST $121,072,337)(1)                                                 131,569,753

TOTAL LIABILITIES LESS OTHER ASSETS (-0.7%)                                                                     (892,592)

TOTAL NET ASSETS (100.0%)                                                                                  $ 130,677,161
                                                                                                           =============















--------------------------------------------------------------------------------
*   Non-income producing security.
(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
6                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK (96.9%)
Aerospace & Defense (2.8%)
        General Dynamics                               7,200  $       788,688
        United Technologies                           39,600        2,033,460
                                                                -------------
                                                                    2,822,148
Auto Components (0.3%)
        Delphi                                        71,200          331,080
                                                                -------------
                                                                      331,080
Biotechnology (0.7%)
        Genzyme*                                       7,800          468,702
        Millennium Pharmaceutical*                    30,800          285,516
                                                                -------------
                                                                      754,218
Capital Markets (4.1%)
        American Capital                              29,700        1,072,467
        Goldman Sachs                                 16,300        1,662,926
        Lehman Brothers Holdings                      11,900        1,181,432
        Morgan Stanley                                 5,800          304,326
                                                                -------------
                                                                    4,221,151
Chemicals (0.4%)
        Air Products & Chemicals                       7,100          428,130
                                                                -------------
                                                                      428,130
Commercial Banks (10.4%)
        Bank of America                              106,000        4,834,660
        Comerica                                      28,100        1,624,180
        KeyCorp                                       29,000          961,350
        National City                                 53,300        1,818,596
        North Fork Bancorp                            10,200          286,518
        SunTrust Banks                                 7,600          549,024
        Unionbancal                                    7,400          495,208
                                                                -------------
                                                                   10,569,536
Commercial Services & Supplies (1.3%)
        Cendant                                       25,000          559,250
        Waste Management                              27,000          765,180
                                                                -------------
                                                                    1,324,430
Communications Equipment (2.6%)
        Motorola                                     105,600        1,928,256
        Scientific-Atlanta                            23,300          775,191
                                                                -------------
                                                                    2,703,447
Computers & Peripherals (0.9%)
        EMC*                                          19,200          263,232
        Hewlett-Packard                               26,100          613,611
                                                                -------------
                                                                      876,843
Construction & Engineering (0.6%)
        Lafarge                                       10,500          655,620
                                                                -------------
                                                                      655,620
Consumer Finance (2.6%)
        Capital One Financial                         15,200        1,216,152
        MBNA                                          52,900        1,383,864
                                                                -------------
                                                                    2,600,016
Diversified Financial Services (5.5%)
        Citigroup                                    112,187        5,186,405
        JP Morgan Chase                               13,300          469,756
                                                                -------------
                                                                    5,656,161

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                       7

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Diversified Telecommunication Services (3.7%)
        CenturyTel                                    26,900  $       931,547
        Sprint                                        66,000        1,655,940
        Verizon Communications                        35,600        1,229,980
                                                                -------------
                                                                    3,817,467
Electric Utilities (4.0%)
        Ameren                                         9,200          508,760
        American Electric Power                       41,500        1,530,105
        Exelon                                        20,100        1,031,733
        Great Plains Energy                            9,300          296,577
        Xcel Energy                                   38,000          741,760
                                                                -------------
                                                                    4,108,935
Food Products (0.9%)
        Archer-Daniels-Midland                        41,900          895,822
                                                                -------------
                                                                      895,822
Food & Staples Retailing (0.4%)
        SuperValu                                     13,300          433,713
                                                                -------------
                                                                      433,713
Gas Utilities (0.5%)
        Nisource                                      18,600          459,978
                                                                -------------
                                                                      459,978
Health Care Providers & Services (3.6%)
        Aetna                                          5,400          447,228
        Cigna                                          7,400          792,022
        HCA                                           23,500        1,331,745
        Health Net*                                   13,400          511,344
        Humana*                                       13,600          540,464
                                                                -------------
                                                                    3,622,803
Hotels, Restaurants & Leisure (1.1%)
        McDonalds                                     40,500        1,123,875
                                                                -------------
                                                                    1,123,875
Household Durables (2.1%)
        Centex                                         9,400          664,298
        DR Horton                                     31,500        1,184,713
        Hovnanian Enterprises*                         3,900          254,280
                                                                -------------
                                                                    2,103,291
Industrial Conglomerates (0.8%)
        Tyco International                            29,100          849,720
                                                                -------------
                                                                      849,720
Insurance (8.8%)
        Ace                                           18,800          843,180
        Allstate                                      13,500          806,625
        AMBAC Financial Group                          4,700          327,872
        American International Group                  24,600        1,429,260
        Assurant                                       9,700          350,170
        Everest Re Group                               2,700          251,100
        Hartford Financial Services Group              9,000          673,020
        MBIA                                          11,000          652,410
        St. Paul Companies                            39,759        1,571,673
        UnumProvident                                 79,700        1,460,104
        XL Capital - Class A                           8,100          602,802
                                                                -------------
                                                                    8,968,216
--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
8                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

IT Services (1.7%)
        Computer Sciences*                            10,100    $     441,370
        Convergys*                                    15,900          226,098
        First Data                                    17,812          714,974
        Sabre Holdings                                15,300          305,235
                                                                -------------
                                                                    1,687,677
Machinery (2.6%)
        Caterpillar                                    7,400          705,294
        Eaton                                         11,000          658,900
        Ingersoll-Rand                                 8,200          585,070
        Parker Hannifin                               11,200          694,512
                                                                -------------
                                                                    2,643,776
Media (6.7%)
        Comcast*                                      49,073        1,506,541
        Gannett                                        5,400          384,102
        Liberty Media*                                51,300          522,747
        Time Warner*                                 148,400        2,479,764
        Viacom                                        51,700        1,655,434
        Walt Disney                                   12,000          302,160
                                                                -------------
                                                                    6,850,748
Metals & Mining (0.3%)
        Phelps Dodge                                   3,600          333,000
                                                                -------------
                                                                      333,000
Multi-Utilities  (0.4%)
        Puget Energy                                  15,300          357,714
                                                                -------------
                                                                      357,714
Office Electronics (0.5%)
        Xerox*                                        39,400          543,326
                                                                -------------
                                                                      543,326
Oil, Gas & Consumable Fuels (9.6%)
        ChevronTexaco                                 41,754        2,334,884
        ConocoPhillips                                61,046        3,509,535
        Devon Energy                                   5,612          284,416
        Occidental Petroleum                          31,200        2,400,216
        Unocal                                         4,400          286,220
        Valero Energy                                 12,400          980,964
                                                                -------------
                                                                    9,796,235
Paper & Forest Products (1.6%)
        Weyerhaeuser                                  24,900        1,584,885
                                                                -------------
                                                                    1,584,885
Pharmaceuticals (4.1%)
        King Pharmaceuticals*                         26,100          271,962
        Pfizer                                       143,100        3,946,698
                                                                -------------
                                                                    4,218,660
Real Estate (0.9%)
        Archstone Smith                               12,800          494,336
        Istar Financial                                9,300          386,787
                                                                -------------
                                                                      881,123
Road and Rail (0.2%)
        Yellow Roadway*                               3,100           157,480
                                                                -------------
                                                                      157,480
Semiconductors & Semiconductor Equipment (3.4%)
        Applied Materials                             36,200          585,716
        National Semiconductor                        20,100          442,803
        Texas Instruments                             85,900        2,411,213
                                                                -------------
                                                                    3,439,732
--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                       9

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Specialty Retail (0.5%)
        Sherwin Williams                                                                       10,600       $    499,154
                                                                                                            ------------
                                                                                                                 499,154
Textiles, Apparel & Luxury Goods (0.4%)
        V.F.                                                                                    6,800            389,096
                                                                                                            ------------
                                                                                                                 389,096
Trading Companies & Distributors (0.3%)
        W.W. Grainer                                                                            6,300            345,177
                                                                                                            ------------
                                                                                                                 345,177
Thrifts & Mortgage Finance (3.3%)
        Countrywide Financial                                                                  29,800          1,150,578
        FHLMC                                                                                  13,200            861,036
        FNMA                                                                                    8,500            496,400
        Golden West Financial                                                                  13,800            888,444
                                                                                                            ------------
                                                                                                               3,396,458
Tobacco (1.1%)
        Altria Group                                                                           17,700          1,144,482
                                                                                                            ------------
                                                                                                               1,144,482
Wireless Telecommunication Services (1.2%)
        Nextel Communication*                                                                  38,200          1,234,242
                                                                                                            ------------
                                                                                                               1,234,242


TOTAL COMMON STOCK (IDENTIFIED COST $86,226,238)                                                              98,829,565
                                                                                                            ------------

                                                             INTEREST       MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (2.9%)                                  RATE           DATE          AMOUNT              VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $  2,815,747       $  2,815,747
        DATED 6/30/05 (Repurchase value $2,815,946
        collateralized by U.S. Government Agency Securities)

        United States Treasury Bill(1)                        2.880%       08/25/2005         125,000            124,450
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,940,197)                                                      2,940,197
                                                                                                            ------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $89,166,435)(2)                                                   101,769,762

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                       197,881
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $101,967,643
                                                                                                            ============


OUTSTANDING FUTURES CONTRACTS
                                                                                                             UNREALIZED
                                                                              UNITS PER    CURRENT          APPRECIATION/
        TYPE                            EXPIRATION             CONTRACTS      CONTRACT      VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
        EMINI S&P 500 FUTURE            09/16/2005                 32            50      $ 1,912,800        $    (23,899)




--------------------------------------------------------------------------------
*    Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2005.
(2)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
10               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK (98.6%)

Aerospace & Defense (0.7%)
        Alliant Techsystems*                          17,200    $   1,214,320
                                                                -------------
                                                                    1,214,320
Air Freight & Logistics (0.9%)
        CNF                                           21,800          978,820
        Pacer International*                          21,000          457,590
        Velocity Express*                             17,100          114,228
                                                                -------------
                                                                    1,550,638
Airlines (0.2%)
        Continental Airlines*                         19,000          252,320
        Pinnacle Airlines*                             9,300           79,887
                                                                -------------
                                                                      332,207
Auto Components (0.1%)
        Midas*                                         6,000          138,000
        Strattec Security*                             1,500           81,690
                                                                -------------
                                                                      219,690
Automobiles (0.1%)
        Wabash National                                3,800           92,074
                                                                -------------
                                                                       92,074
Beverages (0.9%)
        Coca-Cola Bottling                             2,100          106,134
        Constellation Brands*                         30,400          896,800
        PepsiAmericas                                 20,000          513,200
                                                                -------------
                                                                    1,516,134
Biotechnology (3.3%)
        Affymetrix*                                    3,200          172,576
        Applera*                                       8,700           95,439
        Diversa*                                      17,900           93,259
        Genentech*                                    43,800        3,516,264
        Invitrogen*                                   17,600        1,465,904
        Kosan Biosciences*                            35,300          186,384
        Maxygen*                                      17,100          117,306
                                                                -------------
                                                                    5,647,132
Building Products (0.2%)
        US Concrete*                                  22,000          142,340
        USG*                                           3,300          140,250
                                                                -------------
                                                                      282,590
Capital Markets (1.7%)
        Affiliated Managers Group*                     8,400          573,972
        Eaton Vance                                   35,200          841,632
        Investment Technology*                         4,900          102,998
        NASDAQ Stock Market*                          26,500          499,790
        SEI Investments Company                       10,300          384,705
        SWS Group                                     27,700          475,886
                                                                -------------
                                                                    2,878,983
Chemicals (1.2%)
        Airgas                                         7,900          194,893
        Arch Chemicals                                 7,400          184,704
        Compass Minerals International                 5,900          138,060
        FMC*                                           3,700          207,718
        Lubrizol                                       8,100          340,281

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      11

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Chemicals (continued)
        Lyondell Chemical                              3,800    $     100,396
        OM Group*                                     17,600          434,544
        Senomyx*                                      14,600          241,046
        Valhi                                          6,700          117,250
                                                                -------------
                                                                    1,958,892
Commercial Banks (4.4%)
        BankAtlantic Bancorp                          44,000          833,800
        Banner                                         8,600          240,886
        First Indiana                                  7,800          231,426
        Firstmerit                                    20,800          543,088
        Independent Bank                               6,400          182,016
        PAB Bankshares                                 3,900           60,255
        PFF Bancorp                                   26,880          814,195
        Popular                                       49,700        1,251,943
        Republic Bancorp                               8,515          184,861
        SNB Bancshares*                                2,400           26,400
        Suffolk Bancorp                                2,100           67,809
        TD Banknorth                                   3,479          103,674
        UMB Financial                                 18,825        1,073,590
        Unionbancal                                   29,200        1,954,064
                                                                -------------
                                                                    7,568,007
Commercial Services & Supplies (5.9%)
        Acxiom                                        22,800          476,064
        Administaff                                   20,800          494,208
        Brooktrout*                                   11,000          122,760
        Carriage Services*                            50,800          307,340
        Checkfree*                                    13,000          442,780
        Clark                                         11,500          164,795
        Credit Acceptance*                            10,100          150,389
        Forrester Research*                            8,800          156,904
        G & K Services                                 5,800          218,834
        Global Payments                                9,780          663,084
        Herman Miller                                  5,100          157,284
        HNI                                           12,400          634,260
        Imagistics International*                      9,900          277,200
        ITT Educational Services*                      8,100          432,702
        John H. Harland                                6,700          254,600
        Learning Tree International*                   7,000           84,140
        Maximus                                       20,400          719,916
        Medical Staffing Network*                     27,700          137,115
        Pegasus Solutions*                            13,200          147,180
        Pomeroy Computer Resources*                   11,000          111,430
        Prepaid Legal Services                         6,000          267,900
        Republic Services                             31,900        1,148,719
        Servicemaster                                 38,700          518,193
        Sourcecorp*                                   19,700          390,454
        Synagro Technologies*                         18,500           89,355
        Total System Services                         25,100          604,910
        UniFirst                                       2,100           85,134
        Vertrue*                                      21,100          822,056
                                                                -------------
                                                                   10,079,706

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
12               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Communications Equipment (1.6%)
        Arris Group*                                  19,200    $     167,232
        Commscope*                                    31,200          543,192
        Communications Systems                        11,900          122,213
        Emulex*                                       51,000          931,260
        Harris                                        11,200          349,552
        Juniper Networks*                              9,600          241,728
        Silicon Laboratories*                         12,000          314,520
                                                                -------------
                                                                    2,669,697
Computers & Peripherals (1.0%)
        McData*                                       61,750          247,000
        Storage Technology*                           29,000        1,052,410
        Zebra Technologies*                            7,200          315,288
                                                                -------------
                                                                    1,614,698
Construction Materials (0.4%)
        Core Molding Technology*                      16,900          164,099
        Hughes Supply                                 10,300          289,430
        Martin Marietta Materials                      4,300          297,216
                                                                -------------
                                                                      750,745
Consumer Finance (1.0%)
        AmeriCredit*                                  13,900          354,450
        CompuCredit*                                  39,100        1,340,348
                                                                -------------
                                                                    1,694,798
Containers & Packaging (1.1%)
        AEP Industries*                                6,400          118,144
        Caraustar Industries*                         12,000          126,000
        Crown Holdings*                               17,600          250,448
        Siligan Holdings                              19,000        1,068,560
        Sonoco                                         9,600          254,400
                                                                -------------
                                                                    1,817,552
Diversified Financial Services (5.2%)
        Astoria Financial                             45,000        1,281,150
        Berkshire Hathaway*                               58        4,843,000
        City Holding                                   4,700          171,644
        City National                                  3,200          229,472
        FactSet Research Systems                      12,850          460,544
        Firstfed Financial*                            6,100          363,621
        Hudson United Bancorp                         18,000          649,800
        Instinet*                                     26,100          136,764
        Nelnet*                                        8,600          286,122
        Student Loan                                   1,400          307,720
        UICI                                           5,200          154,804
                                                                -------------
                                                                    8,884,641
Diversified Telecommunication Services (0.3%)
        Aspect Communications*                         9,800          110,054
        Cincinnati Bell*                              26,500          113,950
        Intrado*                                      13,900          207,944
        Shenandoah Telecommunications                  4,100          162,975
                                                                -------------
                                                                      594,923
Electrical Equipment (1.5%)
        Belden CDT Inc                                24,850          526,820
        Mestek*                                        1,800           45,882
        Napco Security Systems*                       70,100          711,515

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      13

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Electrical Equipment (continued)
        Pentair                                       16,400    $     702,084
        SPX                                            8,000          367,840
        Technitrol                                    11,200          158,256
                                                                -------------
                                                                    2,512,397
Electric Utilities (0.5%)
        Central Vermont Public Service                15,300          283,050
        Pepco Holdings                                25,500          610,470
        Unitil                                         1,100           29,700
                                                                -------------
                                                                      923,220
Electronic Equipment & Instruments (1.1%)
        Arrow Electronics*                             8,700          236,292
        Avnet*                                        18,300          412,299
        Checkpoint Systems*                           21,000          371,700
        Entegris*                                     26,600          263,340
        Information Resources*                        66,500           39,900
        Planar Systems*                               16,800          123,480
        Vishay Intertechnology*                       34,785          412,898
                                                                -------------
                                                                    1,859,909
Energy Equipment & Services (2.6%)
        Cooper Cameron*                               10,600          657,730
        Dril-Quip*                                    16,200          469,962
        Gulf Island Fabrication                        9,000          178,920
        Kaneb Services                                12,700          549,656
        Smith International                            4,800          305,760
        UGI                                           41,700        1,163,430
        Veritas*                                      39,400        1,092,956
                                                                -------------
                                                                    4,418,414
Food Products (1.9%)
        Chiquita Brands International                 36,300          996,798
        Hormel Foods                                  33,900          994,287
        Kraft Foods                                   10,000          318,100
        Lance                                         10,500          180,705
        Tyson Foods                                   46,600          829,480
                                                                -------------
                                                                    3,319,370
Food & Staples Retailing (0.6%)
        BJ's Wholesale Club*                          10,600          344,394
        J&J Snack Foods                                2,000          104,700
        Ruddick                                       12,400          316,572
        Spartan Stores*                               16,900          247,923
                                                                -------------
                                                                    1,013,589
Gas Utilities (0.2%)
        Equitable Resources                            2,500          170,000
        Laclede Group                                  6,400          203,264
                                                                -------------
                                                                      373,264
Health Care Equipment & Supplies (2.3%)
        Angelica                                       6,900          169,119
        Arrow International                            7,000          223,300
        Cantel Medical*                                9,600          157,056
        CYTYC*                                         9,400          207,364
        Datascope                                      5,200          173,420
        Gen-Probe*                                    12,900          467,367
        Hillenbrand Industries                         8,100          409,455
        IDX Systems*                                   8,600          259,204
        Kensey Nash*                                   4,700          142,128

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
14               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Health Care Equipment & Supplies (continued)
        PSS World Medical*                            17,600    $     219,120
        Utah Medical Products                          4,200           90,804
        Varian Medical Systems*                       18,000          671,940
        Viasys Healthcare*                             7,000          158,130
        Vital Signs                                   12,500          541,500
                                                                -------------
                                                                    3,889,907
Health Care Providers & Services (4.2%)
        Alliance Imaging*                             43,600          456,056
        AMN Healthcare Services*                      18,900          284,067
        Coventry Health Care*                         11,100          785,325
        Davita*                                       19,350          880,038
        Health Net*                                    9,400          358,704
        Healthextras*                                 26,700          535,869
        HealthTronics*                                25,400          329,946
        Henry Schein*                                 15,600          647,712
        Molina Healthcare*                             2,800          123,928
        Pacificare Health Systems*                     7,700          550,165
        Pediatrix Med Group*                           6,800          500,072
        Sierra Health Services*                       24,500        1,750,770
                                                                -------------
                                                                    7,202,652
Hotels, Restaurants & Leisure (3.4%)
        Bally Total Fitness*                          31,200          101,088
        Boyd Gaming                                   13,400          685,142
        California Pizza Kitchen*                     13,100          357,237
        Checkers Drive-In Restaurant*                 45,400          618,348
        Dave & Buster's*                              13,100          241,564
        Famous Dave's of America*                      7,700           75,999
        International Speedway                         9,100          511,966
        Jack in the Box*                               4,600          174,432
        John Q Hammons*                                4,600          108,330
        Lone Star SteakHouse                          25,400          772,414
        MGM Mirage*                                   23,600          934,088
        Station Casinos                                6,000          398,400
        Vail Resorts*                                  7,100          199,510
        Weight Watchers International*                14,200          732,862
                                                                -------------
                                                                    5,911,380
Household Durables (3.3%)
        Chattem*                                      14,300          592,020
        Energizer Holdings*                           30,200        1,877,534
        Lennar                                         7,800          494,910
        NVR*                                           2,200        1,782,000
        Palm Harbor Homes*                            14,300          269,269
        Ryland Group                                   5,400          409,698
        Spectrum Brands*                               7,900          260,700
                                                                -------------
                                                                    5,686,131
Industrial Conglomerates (0.7%)
        Standex International                          3,100           88,071
        Walter Industries                             28,400        1,141,680
                                                                -------------
                                                                    1,229,751
Insurance (5.7%)
        21st Century Insurance Group                  23,400          347,256
        Alleghany*                                     2,040          605,880
        American Financial Group                       6,400          214,528
        Fidelity National Financial                    6,401          228,452

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      15

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Insurance (continued)
        First American Financial                      13,500    $     541,890
        Genworth Financial                             6,700          202,541
        Harleysville Group                             7,300          152,497
        Kansas City Life Insurance                     3,100          148,955
        Landamerica Financial Group                    9,200          546,204
        Markel*                                        2,400          813,600
        Nationwide                                    23,100          876,414
        Old Republic International                    17,950          453,956
        Philadelphia Consolidated*                     7,200          610,272
        Phoenix Companies                             37,400          445,060
        PMA Capital - Class A*                        11,200           98,896
        Protective Life                               24,700        1,042,834
        Safety Insurance                               6,000          202,560
        Stancorp Financial Group                       5,400          413,532
        Transatlantic Holdings                         8,625          481,448
        Unitrin                                        7,900          387,890
        Wellchoice*                                   13,100          910,057
                                                                -------------
                                                                    9,724,722
Internet & Catalog Retail (0.4%)
        Amazon.com*                                    6,800          224,944
        Priceline.com*                                 9,100          212,303
        Sportsman's Guide*                            10,200          191,250
                                                                -------------
                                                                      628,497
Internet Software & Services (3.9%)
        BEA Systems*                                  61,600          540,848
        Blue Coat Systems*                            10,000          298,800
        Google*                                        5,600        1,647,240
        IAC / Interactive*                            13,936          335,161
        Infospace*                                     6,300          207,459
        Internet Security Systems*                     9,100          184,639
        J2 Global Communications*                      7,400          254,856
        PC-Tel*                                       18,300          143,289
        Redback Networks*                             51,600          329,208
        Register.com*                                 35,902          269,265
        United Online                                 71,500          776,490
        Valueclick*                                   11,500          141,795
        Verisign*                                     25,500          733,380
        West Corp*                                    21,700          833,280
                                                                -------------
                                                                    6,695,710
IT Services (1.5%)
        DST Systems*                                   8,600          402,480
        Fair Isaac                                     4,300          156,950
        Intergraph*                                   17,200          592,712
        Lightbridge*                                  20,600          128,750
        Manchester Technologies*                      15,100           94,979
        OPNET Technologies*                           21,100          170,910
        Synopsys*                                     34,600          576,782
        The Trizetto Group*                           30,500          427,305
                                                                -------------
                                                                    2,550,868
Leisure Equipment & Products (0.3%)
        Aldila                                        14,600          285,576
        Shuffle Master*                                8,900          249,467
                                                                -------------
                                                                      535,043

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
16               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Machinery (1.0%)
        Applied Industrial Tech                       10,800    $     348,732
        CLARCOR                                       11,800          345,150
        Columbus McKinnon*                             8,100           88,735
        NACCO Industries                               4,100          439,602
        Terex*                                        11,900          468,860
                                                                -------------
                                                                    1,691,079
Marine (0.1%)
        Overseas Shipholding Group                     4,100          244,565
                                                                -------------
                                                                      244,565
Media (4.1%)
        Acme Communications*                          22,400           90,050
        Belo                                          13,900          333,183
        Cadmus Communications                          5,400           97,200
        Citadel Broadcasting*                         19,100          218,695
        Cox Radio*                                    27,000          425,250
        Entravision Communications*                   24,000          186,960
        Gray Television                               26,900          324,414
        Hearst-Argyle Television                      24,100          590,450
        Insight Communications*                       45,100          498,355
        Journal Register*                              9,600          168,096
        Lamar Advertising - Class A*                   9,300          397,761
        Liberty Global*                                8,900          415,363
        Liberty Media - Class A*                     217,200        2,213,268
        Lynch Interactive*                             2,700           60,615
        R H Donnelley*                                 2,400          148,752
        Reader's Digest Association                   11,900          196,350
        Scholastic*                                    8,300          319,965
        Sinclair Broadcast Group                      28,700          260,596
                                                                -------------
                                                                    6,945,323
Metals & Mining (2.3%)
        AK Steel*                                     96,700          619,847
        Carpenter Technology                          13,900          720,020
        Diamond Offshore Drilling                     34,700        1,854,021
        Penn Virginia Resource                        11,600          554,712
        RTI International Metals*                      7,400          232,434
                                                                -------------
                                                                    3,981,034
Multi-Utilities & Unregulated Power (1.2%)
        Energy East                                   34,900        1,011,402
        ONEOK                                         16,700          545,255
        Westar Energy                                 22,700          545,481
                                                                -------------
                                                                    2,102,138
Multiline Retail (0.3%)
        Cato                                          14,400          297,360
        Deb Shops                                      6,100          176,717
                                                                -------------
                                                                      474,077
Oil, Gas & Consumable Fuels (3.6%)
        Able Energy*                                   6,900          100,257
        Energy Partners*                              18,400          482,264
        Frontier Oil                                  31,400          921,590
        Giant Industries*                              3,800          136,800
        Magellan Midstream Partners                    5,500          180,290
        NATCO Group*                                   8,500          113,135
        National Fuel Gas                             29,900          864,409
        Newfield Exporation*                          24,200          965,338

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      17

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Oil, Gas & Consumable Fuels (continued)
        Pacific Energy Partners                        3,500    $     111,090
        Resource America                               6,900          265,857
        T-3 Energy Services*                           4,700           46,154
        Tesoro Petroleum                              17,500          814,100
        TransMontaigne*                               17,900          187,950
        Vintage Petroleum                             27,800          847,066
        World Fuel Services                            2,800           65,548
                                                                -------------
                                                                    6,101,848
Paper & Forest Products (0.6%)
        Albany International                          10,500          337,155
        Potlatch                                       3,400          177,922
        Rayonier                                      10,982          582,375
                                                                -------------
                                                                    1,097,452
Personal Products (0.1%)
        CNS                                            6,400          146,240
                                                                -------------
                                                                      146,240
Pharmaceuticals (1.7%)
        Alnylam Pharmaceuticals*                      11,500           83,950
        Barr Pharmaceuticals*                         13,500          657,990
        Barrier Therapeutics*                          8,000           63,440
        Celgene*                                       8,900          362,853
        Cephalon*                                     11,100          441,891
        Charles River Laboratories*                    5,500          265,375
        CV Therapeutics*                              11,100          248,862
        Hi-Tech Pharmaceutical*                        6,800          216,648
        Myogen*                                       24,800          173,352
        New River Pharmaceuticals*                     6,100          183,122
        Tercica*                                      32,900          285,901
                                                                -------------
                                                                    2,983,384
Real Estate (8.2%)
        American Financial Realty Trust               15,200          233,776
        Anthracite Cap Inc                            43,200          511,920
        CB Richards Ellis*                             7,700          337,722
        CBL & Associates Properties                   14,400          620,208
        Capital Automotive REIT                       34,200        1,305,414
        Criimi Mae*                                    7,000          152,950
        General Growth Properties                     50,810        2,087,783
        Getty Realty                                   9,700          268,690
        Heritage Property Investment                   3,500          122,570
        Hersha Hospitality Trust                       8,800           83,952
        Innkeepers USA                                45,800          684,252
        Jones Lang LaSalle*                           18,300          809,409
        Kimco Realty                                   2,300          135,493
        National Health Realty                         3,700           68,857
        Omega Healthcare Investors                    37,200          478,392
        PS Business Parks                             11,700          520,065
        Public Storage                                23,200        1,467,400
        Sizeler Property Investors                    27,500          363,000
        SL Green Realty                               18,400        1,186,800
        St. Joe Company                               15,100        1,231,254
        Taubman Centers                               12,800          436,352
        Town & Country                                 3,900          111,189
        Trammell Crow*                                21,100          511,464
        Wellsford Real Properties*                    11,700          207,441
                                                                -------------
                                                                   13,936,353

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
18               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Road & Rail (0.4%)
        Heartland Express                             28,100    $     545,983
        Quality Distribution*                         14,800          130,980
                                                                -------------
                                                                      676,963
Semiconductors & Semiconductor Equipment (2.0%)
        Amis Holdings*                                23,100          308,154
        Atheros Communications*                       34,200          275,652
        Cypress Semiconductor*                        12,500          157,375
        ESS Technology*                               66,000          277,860
        Lam Research*                                  6,600          191,004
        MEMC Electronic Materials*                    26,000          410,020
        Micrel*                                       48,100          554,112
        MKS Instruments*                              14,100          238,149
        Omnivision Technology*                         5,700           77,463
        Photronics*                                    6,100          142,374
        Portalplayer*                                 10,800          224,856
        Standard Microsystems*                         7,400          173,012
        Supertex*                                     12,300          217,218
        Volterra Semiconductor*                       13,200          196,548
                                                                -------------
                                                                    3,443,797
Software (1.9%)
        Activision*                                   19,400          320,488
        Ansoft*                                       11,300          273,008
        Bottomline Technologies*                      16,500          247,005
        Echelon*                                      12,300           84,624
        Inter-Tel                                     21,800          405,698
        McAfee*                                        7,600          198,968
        Netiq*                                        14,200          161,170
        Reynolds & Reynolds                            6,100          164,883
        Transaction Systems Architects*               42,400        1,044,312
        Ulticom*                                      26,800          284,348
                                                                -------------
                                                                    3,184,504
Specialty Retail (4.4%)
        Abercrombie & Fitch                           29,400        2,019,780
        American Eagle Outfitters                     26,400          809,160
        Barnes & Noble*                               43,600        1,691,680
        Bebe Stores                                   13,350          353,374
        Borders Group                                 10,100          255,631
        Michaels Stores                                4,400          182,028
        Rent A Center*                                16,500          384,285
        Stage Stores*                                  4,400          191,840
        Too*                                           5,800          135,546
        Williams Sonoma*                               6,900          273,033
        Wilsons The Leather Experts*                  60,600          402,384
        Zale*                                         26,900          852,461
                                                                -------------
                                                                    7,551,202
Thrifts & Mortgage Finance (1.0%)
        Downey Financial                               3,900          285,480
        First Place Financial                         13,900          279,251
        New Century Financial                         20,550        1,057,297
        United Community Financial                    14,700          160,818
                                                                -------------
                                                                    1,782,846

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      19

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services (0.9%)
        American Tower*                                                                        10,900       $    229,118
        Centennial Communications*                                                             15,800            219,304
        Crown Castle International*                                                            31,600            642,112
        Nextel Partners*                                                                       17,100            430,407
                                                                                                            ------------
                                                                                                               1,520,941
Textiles, Apparel & Luxury Goods (0.5%)
        Russell                                                                                15,700            321,065
        Timberland*                                                                            14,600            565,312
                                                                                                            ------------
                                                                                                                 886,377


TOTAL COMMON STOCK (IDENTIFIED COST $126,368,350)                                                            168,592,374
                                                                                                            ------------


                                                                            MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (0.7%)                                                 DATE           AMOUNT             VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                                   07/01/2005    $  1,181,791       $  1,181,791
        DATED 6/30/05 (Repurchase value $1,181,875                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,181,791)                                                      1,181,791
                                                                                                            ------------
TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $127,550,141)(1)                                                  169,774,165

TOTAL OTHER ASSETS LESS LIABILITIES (0.7%)                                                                     1,189,628
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $170,963,793
                                                                                                            ============

--------------------------------------------------------------------------------
*    Non-income producing security.
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
20               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK (98.2%)

Australia (1.8%)
        BHP Billiton                                  90,000    $   1,242,867
        News Corporation                              28,800          489,751
                                                                -------------
                                                                    1,732,618
Belgium (1.1%)
        Dexia                                         50,600        1,115,190
                                                                -------------
                                                                    1,115,190
Brazil (1.4%)
        Cia Vale Do Rio Doc ADR                       45,800        1,341,024
                                                                -------------
                                                                    1,341,024
Canada (1.8%)
        Shoppers Drug Mart                            16,400          568,887
        Talisman Energy                               30,900        1,157,615
                                                                -------------
                                                                    1,726,502
China (0.6%)
        China Life Insurance*                        810,000          552,460
                                                                -------------
                                                                      552,460
Finland (1.1%)
        Nokia Oyj*                                    62,100        1,040,950
                                                                -------------
                                                                    1,040,950
France (10.6%)
        Axa                                           46,610        1,166,026
        BNP Paribas                                   17,950        1,231,788
        Compagnie De Saint - Gobain                   23,800        1,321,854
        Dassault Systems                              13,131          636,486
        Imerys                                        13,864          955,588
        Lafarge                                        9,600          875,474
        TotalFinElf                                   17,339        4,077,419
                                                                -------------
                                                                   10,264,635
Germany (5.7%)
        BASF*                                         12,100          805,446
        Bayerische Motoren Werke*                     27,107        1,241,755
        Deutsch Post                                  41,435          967,861
        Sap AG                                         3,700          646,185
        Schering                                      12,500          771,558
        Siemens                                       14,500        1,059,970
                                                                -------------
                                                                    5,492,775
Hong Kong (3.5%)
        Espirit Holdings                              80,000          579,098
        HSBC Holdings                                176,800        2,844,017
                                                                -------------
                                                                    3,423,115
India (0.5%)
        HDFC Bank                                     10,100          469,751
                                                                -------------
                                                                      469,751
Indonesia (0.5%)
        Telekomunik Indonesia                         23,500          489,975
                                                                -------------
                                                                      489,975
Ireland (0.7%)
        Bank of Ireland                               39,500          641,561
                                                                -------------
                                                                      641,561
Italy (4.5%)
        ENI                                          135,500        3,494,711
        Mediaset                                      67,300          793,346
                                                                -------------
                                                                    4,288,057

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      21

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Japan (17.9%)
        Astellas Pharmaceutical                       31,200    $   1,066,210
        Canon                                         31,000        1,632,388
        Chugai Pharmaceutical                         36,900          569,612
        Credit Saison                                 14,100          469,131
        Daikin Industries                             28,000          700,600
        Fanuc                                         10,800          686,534
        Hirose Electric                                4,400          484,415
        Honda Motor                                   23,700        1,168,919
        Hoya                                           8,900        1,027,185
        Kao                                           24,000          565,890
        Matsushita Electric Industrial                36,000          546,305
        Mitsubishi                                    63,800          867,503
        Mitsubishi Tokyo Financial Group                 146        1,238,772
        Nikko Cordial                                119,000          523,619
        Nintendo                                       5,500          575,267
        Nippon Telephone & Telegraph                     120          513,953
        Nitto Denko                                   15,700          900,338
        Secom                                         13,500          580,632
        Sharp                                         24,000          375,240
        Shin-Etsu Chemical                            15,300          580,794
        SMC                                            5,700          621,884
        Sumitomo                                     116,000          929,841
        Takefuji                                       8,480          573,464
                                                                -------------
                                                                   17,198,496
Luxembourg (0.7%)
        WPP Group*                                    68,161          701,577
                                                                -------------
                                                                      701,577
Mexico (2.0%)
        America Movil                                  8,940          532,913
        Fomento Economico                             14,200          845,894
        Walmart De Mexico                            128,400          522,585
                                                                -------------
                                                                    1,901,392
Netherlands (5.0%)
        ABN AMRO                                      42,100        1,036,896
        Fortis                                        24,200          671,596
        ING Groep                                     29,562          836,144
        Philips Electronics                           30,400          768,968
        Reed Elsevier                                 51,590          719,294
        Wolters Kluwer                                41,300          790,761
                                                                -------------
                                                                    4,823,659
Russia (0.0%)
        Yukos Sponsored ADR*                          12,560           28,637
                                                                -------------
                                                                       28,637
South Korea (2.3%)
        Hyundai Motor                                  8,400          466,892
        KT & G                                        24,600          482,003
        Samsung Electronics                            1,900          907,298
        Shinsegae Department Store                     1,250          395,118
                                                                -------------
                                                                    2,251,311
Spain (2.3%)
        Altadis                                       25,120        1,054,052
        Banco Popular Espanol                         96,100        1,161,923
                                                                -------------
                                                                    2,215,975

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
22               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Sweden (1.0%)
        Ericsson                                                                              286,800       $    921,466
                                                                                                            ------------
                                                                                                                 921,466
Switzerland (9.0%)
        Adecco                                                                                 21,700            988,826
        Nestle                                                                                  6,150          1,573,970
        Novartis                                                                               34,726          1,654,200
        Roche Holding Genusschein                                                              14,180          1,794,629
        UBS                                                                                    23,516          1,834,893
        Zurich Financial Services                                                               5,027            866,075
                                                                                                            ------------
                                                                                                               8,712,593
Taiwan (0.5%)
        Taiwan Semiconductor ADR                                                               48,074            438,436
                                                                                                            ------------
                                                                                                                 438,436
United Kingdom (23.7%)
        Allied Domecq                                                                          67,440            815,587
        Barclays                                                                              155,670          1,549,309
        BG Group                                                                              179,440          1,475,642
        British Land Company                                                                   55,000            863,209
        Centrica                                                                              210,884            875,614
        GlaxoSmithKline                                                                       105,110          2,544,184
        Holcim                                                                                 22,428          1,365,000
        Kingfisher*                                                                           179,500            791,131
        Morrison Supermarkets*                                                                359,565          1,198,228
        National Grid Transco                                                                  99,300            962,489
        Royal Bank of Scotland Group                                                           49,939          1,508,504
        Schroders*                                                                             35,300            478,762
        Smith & Nephew PLC                                                                     87,840            867,148
        Standard Chartered                                                                     76,300          1,394,356
        Tesco                                                                                 296,040          1,690,634
        Vodafone Group                                                                      1,101,600          2,684,182
        Wolseley*                                                                              83,800          1,762,630
                                                                                                            ------------
                                                                                                              22,826,609


TOTAL COMMON STOCK (IDENTIFIED COST $74,761,958)                                                              94,598,764
                                                                                                            ------------


                                                             INTEREST       MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (2.7%)                                  RATE           DATE            AMOUNT              VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005     $ 2,598,453       $  2,598,453
        DATED 6/30/2005 (Repurchase value $2,598,637                                                        ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,598,453)                                                      2,598,453
                                                                                                            ------------

TOTAL INVESTMENTS (100.9%) (IDENTIFIED COST $77,360,411)(1)                                                   97,197,217

TOTAL LIABILITIES LESS OTHER ASSETS (-0.9%)                                                                     (898,102)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 96,299,115
                                                                                                            ============

--------------------------------------------------------------------------------
*    Non-income producing security.
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      23

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.3%)

Finance - Banking (2.0%)
        Dollar Financial Group                                9.750%       11/15/2011    $    500,000       $    515,625
        Western Financial Bank                                9.625%       05/15/2012         500,000            545,000
                                                                                                            ------------
                                                                                                               1,060,625
Finance - Other (1.7%)
        Fairfax Financial Holdings                            7.375%       04/15/2018         500,000            422,500
        Thornburg Mortgage                                    8.000%       05/15/2013         500,000            512,500
                                                                                                            ------------
                                                                                                                 935,000
Industrial - Basic (6.4%)
        Abitibi-Consolidated                                  8.375%       04/01/2015         500,000            510,000
        Bayou Steel                                           9.000%       03/31/2011         100,000             97,000
        Longview Fibre                                       10.000%       01/15/2009         500,000            532,500
        Lyondell Chemical                                     9.500%       12/15/2008         500,000            531,875
        Nalco Finance(2)                                      9.000%       02/01/2014       1,000,000            738,750
        Rockwood Specialties                                  7.500%       11/15/2014         500,000            496,250
        Ucar Finance                                         10.250%       02/15/2012         500,000            526,250
                                                                                                            ------------
                                                                                                               3,432,625
Industrial - Capital Goods (8.4%)
        Aearo                                                 8.250%       04/15/2012         500,000            500,000
        Allied Waste                                          7.875%       04/15/2013         500,000            511,250
        BE Aerospace                                          8.000%       03/01/2008         500,000            500,000
        Case New Holland(1)                                   9.250%       08/01/2011         500,000            525,000
        Kappa Beheer                                         10.625%       07/15/2009         500,000            515,000
        Neenah                                               13.000%       09/30/2013         500,000            495,000
        Park-Ohio Industries                                  8.375%       11/15/2014         500,000            446,250
        Terex                                                 7.375%       01/15/2014         500,000            517,500
        WII Components                                       10.000%       02/15/2012         500,000            492,500
                                                                                                            ------------
                                                                                                               4,502,500
Industrial - Energy (5.0%)
        Hornbeck Offshore Services                            6.125%       12/01/2014         500,000            506,250
        KCS Energy                                            7.125%       04/01/2012         500,000            510,000
        Parker Drilling                                       9.625%       10/01/2013         500,000            563,750
        Petroleum Geo Services                               10.000%       11/05/2010         500,000            560,000
        Plains E&P                                            8.750%       07/01/2012         500,000            542,500
                                                                                                            ------------
                                                                                                               2,682,500
Industrial - Entertainment (1.0%)
        Royal Caribbean Cruises                               7.250%       03/15/2018         500,000            550,000
                                                                                                            ------------
                                                                                                                 550,000
Industrial - Gaming (4.9%)
        Herbst Gaming(1)                                      7.000%       11/15/2014         500,000            503,750
        MGM Mirage                                            6.750%       09/01/2012         500,000            515,000
        River Rock Entertainment                              9.750%       11/01/2011         500,000            548,750
        Station Casinos                                       6.875%       03/01/2016         500,000            513,750
        Virgin River Casino                                   9.000%       01/15/2012         500,000            521,250
                                                                                                            ------------
                                                                                                               2,602,500
Industrial - Health Care (8.8%)
        Aleris International                                  9.000%       11/15/2014         500,000            517,500
        AMR Holdco                                           10.000%       02/15/2015         500,000            532,500
        AmerisourceBergen                                     7.250%       11/15/2012         500,000            550,625
        Davita                                                7.250%       03/15/2005         500,000            513,750
        Fisher Scientific                                     6.750%       08/15/2014         500,000            522,500


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
24               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Industrial - Health Care (continued)
        HCA                                                   6.375%       01/15/2015    $  1,000,000       $  1,037,608
        Triad Hospitals                                       7.000%       11/15/2013         500,000            513,750
        Universal Hospital                                   10.125%       11/01/2011         500,000            505,000
                                                                                                            ------------
                                                                                                               4,693,233
Industrial - Media Cable (4.9%)
        Cablevision Systems                                   8.000%       04/15/2012         500,000            490,000
        Charter Communications Holdings(2)                   11.750%       05/15/2011       1,000,000            662,500
        Echostar                                              6.625%       10/01/2014         500,000            493,750
        Insight Midwest                                       9.750%       10/01/2009         500,000            518,125
        Rogers Cable                                          5.500%       03/15/2014         500,000            471,250
                                                                                                            ------------
                                                                                                               2,635,625
Industrial-Media - Non-Cable (5.6%)
        AMC Entertainment                                     8.000%       03/01/2014         500,000            443,750
        Cenveo                                                7.875%       12/01/2013         500,000            475,000
        Dex Media(2)                                          9.000%       11/15/2013       1,000,000            805,000
        Houghton Mifflin(2)                                  11.500%       10/15/2013       1,000,000            730,000
        Imax                                                  9.625%       12/01/2010         500,000            525,000
                                                                                                            ------------
                                                                                                               2,978,750
Industrial - Other (3.7%)
        Interline Brands                                     11.500%       05/15/2011         500,000            550,000
        Iron Mountain                                         6.625%       01/01/2016         500,000            462,500
        United Rentals                                        7.750%       11/15/2013         500,000            491,250
        William Scotsman                                      9.875%       06/01/2007         500,000            502,500
                                                                                                            ------------
                                                                                                               2,006,250
Industrial-Other Consumer Cyclicals (9.4%)
        Carrols(1)                                            9.000%       01/15/2013         500,000            506,250
        DR. Horton Inc.                                       5.250%       02/15/2015         500,000            484,072
        The Geo Group                                         8.250%       07/15/2013         500,000            482,500
        La Quinta Properties                                  8.875%       03/15/2011         500,000            540,625
        Levi Strauss & Company                                9.750%       01/15/2015         500,000            496,250
        Perkins Family Restaurants                           10.125%       12/15/2007         500,000            505,000
        Pierre Foods                                          9.875%       07/15/2012         500,000            516,250
        Tech Olympic USA                                     10.375%       07/01/2012         500,000            522,500
        Sbarro                                               11.000%       09/15/2009         500,000            502,500
        Vicorp Restaurants                                   10.500%       04/15/2011         500,000            505,000
                                                                                                            ------------
                                                                                                               5,060,947
Industrial - Other Consumer Non-Cyclicals (9.4%)
        American Seafood Group                               10.125%       04/15/2010         500,000            536,250
        Ingles Markets                                        8.875%       12/01/2011         500,000            508,125
        Interactive Health(1)                                 7.250%       04/01/2011         500,000            445,000
        Jarden Corp.                                          9.750%       05/01/2012         500,000            526,875
        Jostens Holding(2)                                   10.250%       12/01/2013       1,000,000            705,000
        Pathmark Stores                                       8.750%       02/01/2012         500,000            490,625
        Phibro Animal Health                                 13.000%       12/01/2007         500,000            535,000
        Pilgrims Pride                                        9.250%       11/15/2013         500,000            555,000
        Reddy Ice(2)                                         10.500%       11/01/2012       1,000,000            720,000
                                                                                                            ------------
                                                                                                               5,021,875
Industrial-Retailers (6.2%)
        FTD                                                   7.750%       02/15/2014         500,000            490,000
        General Nutrition Center                              8.500%       12/01/2010         500,000            400,000
        Jean Coutu Group                                      7.625%       08/01/2012         500,000            516,250
        Jo-Ann Stores                                         7.500%       03/01/2012         500,000            492,500


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      25

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Industrial-Retailers (continued)
        National Vision                                      12.000%       03/30/2009    $    465,111       $    460,460
        Nebraska Book                                         8.625%       03/15/2012         500,000            466,250
        Pantry                                                7.750%       02/15/2014         500,000            510,000
                                                                                                            ------------
                                                                                                               3,335,460
Industrial-Technology (1.9%)
        UNOVA                                                 7.000%       03/15/2008         500,000            502,500
        Xerox                                                 7.625%       06/15/2013         500,000            538,125
                                                                                                            ------------
                                                                                                               1,040,625
Industrial-Telecommunications - Wired (3.7%)
        Citizens Communications                               9.250%       05/15/2011         500,000            558,125
        Qwest Capital Funding                                 7.250%       02/15/2011       1,000,000            957,500
        Time Warner Telecom                                   9.250%       02/15/2014         500,000            482,500
                                                                                                             ------------
                                                                                                               1,998,125
Industrial-Telecommunications - Wireless (4.3%)
        Nextel Communications                                 7.375%       08/01/2015         500,000            540,000
        Rogers Wireless                                       8.000%       12/15/2012         500,000            538,750
        SBA Telecom(2)                                        9.750%       12/15/2011         783,000            720,360
        Spectrasite                                           8.250%       05/15/2010         500,000            530,000
                                                                                                            ------------
                                                                                                               2,329,110
Industrial-Transportation (1.3%)
        Continental Airlines                                  7.250%       11/01/2005         500,000            485,642
        Northwest Airlines                                   10.000%       02/01/2009         500,000            217,500
                                                                                                            ------------
                                                                                                                 703,142
Utilities (7.7%)
        AES                                                   8.875%       02/15/2011         500,000            557,500
        Allegheny Energy Supply                               7.800%       03/15/2011         500,000            545,000
        Amerigas Partners(1)                                  7.250%       05/20/2015         500,000            520,000
        Dynegy Holdings                                       6.875%       04/01/2011         500,000            493,750
        El Paso                                               7.375%       12/15/2012         500,000            501,250
        NRG Energy                                            8.000%       12/15/2013         500,000            527,500
        Suburban Propane Partnership                          6.875%       12/15/2013         500,000            475,000
        Utilicorp United                                      7.625%       11/15/2009         500,000            516,250
                                                                                                            ------------
                                                                                                               4,136,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $51,234,711)                                                           51,705,142
                                                                                                            ------------

SHORT-TERM INVESTMENTS (1.9%)

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005       1,025,857          1,025,857
        DATED 6/30/2005 (Repurchase value $1,025,930                                                        ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,025,857)                                                      1,025,857
                                                                                                            ------------

TOTAL INVESTMENTS (98.2%) (IDENTIFIED COST $52,260,568)(3)                                                    52,730,999

TOTAL OTHER ASSETS LESS LIABILITIES (1.8%)                                                                       936,941
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 53,667,940
                                                                                                            ============


--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2)  Security represents a step bond. Rate disclosed is as of June 30, 2005.
(3)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
26               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) (3.8%)

        Falcon Franchise Loan                                 4.856%       01/01/2025    $    847,607      $     857,047
        Falcon Franchise(4)                                   8.400%       07/05/2013         500,000            571,715
        Falcon Franchise(2,4)                                 2.260%       06/05/2018       3,012,894            279,145
        Falcon Franchise(4)                                   3.070%       01/05/2023       3,664,894            497,033
                                                                                                            ------------
                                                                                                               2,204,940

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,193,317)                                                     2,204,940
                                                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (16.6%)

        Collateralized Mortgage Securities                    9.450%       02/01/2017          32,160             32,765
        Chase Commercial Mortgage Securities                  5.250%       12/12/2013         399,019            398,988
        CS First Boston Mortgage Securities                   6.300%       11/11/2030         530,000            563,236
        CS First Boston Mortgage Securities(4)                1.895%       12/15/2009      36,286,538             18,325
        CS First Boston Mortgage Securities                   6.380%       12/16/2035       1,300,000          1,417,390
        Entertainment Properties Trust                        6.223%       02/15/2018         681,000            724,333
        FHLMC                                                 4.500%       10/01/2017         281,932            277,452
        FNMA                                                  1.319%       02/25/2035       6,373,623            225,359
        GMAC Commercial Mortgage Securities                   6.590%       05/15/2033         160,000            172,403
        GMAC Commercial Mortgage Securities(4)                6.974%       08/01/2036         500,000            408,280
        GS Mortgage Securities                                6.000%       10/18/2030       1,000,000            933,078
        JP Morgan                                             4.475%       07/15/2041         412,213            413,576
        Legg Mason Mortgage Securities                        2.865%       07/25/2021         224,555            216,443
        Lehman Brothers                                       4.200%       06/14/2017         500,000            493,295
        Merrill Lynch Mortgage Investments                    6.480%       11/15/2026         600,000            628,385
        Merrill Lynch Mortgage Investments                    6.750%       11/15/2026       1,000,000          1,150,197
        Morgan Stanley                                        5.435%       06/15/2038         350,000            372,309
        Mortgage Capital Funding                              6.423%       06/18/2030         400,869            421,476
        MSDW Capital                                          6.010%       07/15/2033         673,060            640,575
                                                                                                            ------------
                                                                                                               9,507,865

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,670,242)                                         9,507,865
                                                                                                            ------------
CORPORATE BONDS (23.3%)

Finance - Banking (7.0%)
        Bank of America                                       4.750%       10/15/2006         150,000            151,553
        Colonial Bank                                         9.375%       06/01/2011         250,000            297,659
        Comerica Bank                                         8.375%       07/15/2024         300,000            375,958
        FirstMerit Bank                                       8.625%       04/01/2010         240,000            275,302
        First Union National                                  6.919%       12/15/2036         600,000            764,494
        HSBC                                                  7.875%       03/01/2007         400,000            423,552
        HSBC Finance(1)                                       2.370%       09/29/2049         200,000            179,133
        Marshall & Iisley(2)                                  7.000%       10/15/2028         275,000            272,928
        Nations Bank(3)                                       0.000%       07/17/2028       1,800,000            417,274
        SLM                                                   5.000%       06/15/2018         250,000            246,025
        Standard Federal Bancorp                              7.750%       07/17/2006         600,000            620,336
                                                                                                            ------------
                                                                                                               4,024,214
Finance - Broker Related (Brokerage) (2.1%)
        Goldman Sachs Group                                   6.500%       02/25/2009         100,000            106,931
        JP Morgan(3)                                          0.000%       07/01/2027       2,133,000            421,822
        Lehman Brothers                                       7.500%       08/01/2026         500,000            650,049
                                                                                                            ------------
                                                                                                               1,178,802


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      27

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

Finance - Other (3.9%)
        American General                                      8.500%       07/01/2030    $    280,000       $    389,044
        Assured Guaranty                                      7.000%       06/01/2034         200,000            235,652
        Ford Motor Credit                                     7.250%       10/25/2011         400,000            384,907
        General Electric Capital                              8.125%       05/15/2012         700,000            845,041
        MBIA Global Funding                                   4.375%       03/15/2010         345,000            346,494
                                                                                                            ------------
                                                                                                               2,201,138
Industrial-Basic (1.1%)
        Georgia Pacific                                       9.375%       02/01/2013         250,000            282,812
        Ingersoll Rand                                        6.130%       11/18/2027         300,000            348,330
                                                                                                            ------------
                                                                                                                 631,142
Industrial-Capital Goods (0.5%)
        Thermo Electron                                       3.250%       11/01/2007         300,000            292,875
                                                                                                            ------------
                                                                                                                 292,875
Industrial-Energy (2.9%)
        ConocoPhillips                                        6.650%       07/15/2018         250,000            294,937
        Devon Financing                                       7.875%       09/30/2031         450,000            585,316
        EOG Resources                                         6.500%       12/01/2007         250,000            261,529
        Ocean Energy                                          7.625%       07/01/2005         500,000            500,000
                                                                                                            ------------
                                                                                                               1,641,782
Industrial-Other Consumer Cyclicals (0.2%)
        Dell                                                  7.100%       04/15/2028         113,000            142,869
                                                                                                            ------------
                                                                                                                 142,869
Industrial - Other Consumer Non-Cyclicals (0.6%)
        Philip Morris                                         7.750%       01/15/2027         300,000            360,252
                                                                                                            ------------
                                                                                                                 360,252
Industrial-Other (0.5%)
        Phoenix Life Insurance                                7.150%       12/15/2034         300,000            314,449
                                                                                                            ------------
                                                                                                                 314,449
Industrial-Services (0.4%)
        First Data                                            6.375%       12/15/2007         225,000            236,410
                                                                                                            ------------
                                                                                                                 236,410
Industrial-Telecommunications-Wired (1.0%)
        Bellsouth Telecommunications                          6.300%       12/15/2015         336,695            359,990
        Central Telephone                                     7.040%       09/21/2007         200,000            210,086
                                                                                                            ------------
                                                                                                                 570,076
Utilities (3.1%)
        Alabama Power                                         3.500%       11/15/2007         260,000            256,431
        Alabama Power                                         5.650%       03/15/2035         300,000            312,418
        Arizona Public Service                                6.750%       11/15/2006       1,000,000          1,033,673
        Entergy Ark                                           4.500%       06/01/2010         150,000            150,265
                                                                                                            ------------
                                                                                                               1,752,787

TOTAL CORPORATE BONDS (IDENTIFIED COST $12,971,079)                                                           13,346,796
                                                                                                            ------------


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
28               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES (54.0%)

U.S. Treasury Bonds & Notes (24.0%)
        U.S. Treasury Bonds                                   8.750%       05/15/2020    $    250,000       $    374,902
        U.S. Treasury Bonds                                   6.250%       08/15/2023         500,000            623,106
        U.S. Treasury Bonds                                   5.250%       02/15/2029       2,215,000          2,533,320
        U.S. Treasury Notes                                   5.625%       05/15/2008       4,000,000          4,210,936
        U.S. Treasury Notes                                   3.625%       07/15/2009       4,500,000          4,485,060
        U.S. Treasury Notes                                   3.875%       02/15/2013         500,000            500,606
        U.S. Treasury Notes                                   1.625%       01/15/2015       1,000,000          1,015,208
                                                                                                            ------------
                                                                                                              13,743,138
Federal Farm Credit Bank (FFCB) (1.5%)
        FFCB                                                  4.000%       08/26/2008         500,000            498,425
        FFCB                                                  6.320%       10/12/2010         325,000            359,735
                                                                                                            ------------
                                                                                                                 858,160
Federal Home Loan Bank (FHLB) (6.4%)
        FHLB(2)                                               5.143%       09/29/2008         350,000            368,311
        FHLB                                                  5.100%       08/05/2009       1,000,000          1,001,487
        FHLB                                                  4.375%       07/16/2013         550,000            544,445
        FHLB(2)                                               7.500%       07/23/2013         650,000            646,819
        FHLB                                                  6.045%       05/12/2014         300,000            339,287
        FHLB                                                  4.300%       07/23/2014         500,000            485,704
        FHLB(2)                                               8.000%       08/06/2018         300,000            294,039
                                                                                                            ------------
                                                                                                               3,680,092
Federal Home Loan Mortgage Corp (FHLMC) (9.2%)
        FHLMC                                                 5.900%       02/14/2006         100,000            101,315
        FHLMC                                                 3.875%       01/12/2009       1,000,000            991,337
        FHLMC                                                 4.000%       07/16/2010         400,000            395,648
        FHLMC                                                 4.400%       06/19/2013         500,000            494,593
        FHLMC(3)                                              0.000%       07/15/2014       1,000,000            673,172
        FHLMC                                                 7.300%       12/08/2014       1,000,000          1,048,186
        FHLMC                                                 6.250%       07/15/2032       1,250,000          1,569,511
                                                                                                            ------------
                                                                                                               5,273,762
Federal National Mortgage Association (FNMA) (10.8%)
        FNMA                                                  4.750%       01/02/2007         250,000            253,035
        FNMA(2)                                               5.000%       11/04/2008         500,000            499,174
        FNMA                                                  3.500%       04/06/2009         400,000            393,095
        FNMA                                                  6.875%       09/24/2012         500,000            529,250
        FNMA(2)                                               7.000%       12/30/2014       1,400,000          1,386,573
        FNMA                                                  7.540%       03/02/2015       1,650,000          1,740,735
        FNMA                                                  6.200%       06/13/2017       1,025,000          1,064,246
        FNMA                                                  6.625%       11/15/2030         240,000            311,450
                                                                                                            ------------
                                                                                                               6,177,558
Small Business Administration - Pass-Through-Agency (0.8%)
        Small Business Administration                         4.640%       05/01/2023         456,324            460,074
                                                                                                            ------------
                                                                                                                 460,074
Student Loan Marketing Association (SLMA) (1.3%)
        SLMA(3)                                               0.000%       05/15/2014       1,600,000            771,789
                                                                                                            ------------
                                                                                                                 771,789

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $30,635,353)                                         30,964,573
                                                                                                            ------------


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      29

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (0.4%)

        Fort Walton Defense Housing(3)                        0.000%       10/15/2009    $    250,000       $    203,010

TOTAL MUNICIPAL LONG TERM (IDENTIFIED COST $205,723)                                                             203,010
                                                                                                            ------------
SHORT-TERM INVESTMENTS (0.7%)

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005         431,584            431,584
        DATED 6/30/05 (Repurchase value $431,615                                                            ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $431,584)                                                          431,584
                                                                                                            ------------

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $56,107,298)(5)                                                    56,658,768

TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)                                                                       696,660
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 57,355,428
                                                                                                            ============








--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2)  Security represents a step bond. Rate disclosed is as of June 30, 2005.
(3)  Security represents a zero coupon bond.
(4) Fair valued security under procedures established by the Fund's Board of Directors.
(5)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
30               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.9%)

Asset-Backed Securities (Auto Loans) (0.6%)
        Lai Vehicle Lease Securities Trust(6)                 2.580%       10/15/2009    $    407,639       $    404,990
                                                                                                            ------------
                                                                                                                 404,990
Asset-Backed Securities (Other) (2.3%)
        Falcon Franchise(3,6)                                 2.259%       06/05/2018       3,012,894            279,145
        Falcon Franchise Loan                                 6.067%       01/05/2023       1,023,857          1,058,063
        Falcon Franchise Loan                                 4.856%       01/01/2025         423,803            428,523
                                                                                                            ------------
                                                                                                               1,765,731

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $2,169,181)                                                     2,170,721
                                                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (22.5%)

Collateralized Mortgage Obligations (22.5%)
        Asset Securitization                                  7.100%       08/13/2029         750,253            761,324
        Asset Securitization(3)                               7.694%       01/13/2030       1,200,000          1,261,933
        Banc of America SST                                   6.274%       10/11/2033       1,000,000          1,069,556
        Chase Commercial Mortgage(3)                          5.660%       12/12/2013         545,737            545,694
        Comm 2002-FL7 G(3)                                    5.070%       11/15/2014       1,000,000          1,001,307
        Commercial Mortgage Acceptance(1)                     6.640%       12/15/2030       1,000,000          1,053,056
        Commerical Mortgage Pass Through Certificates(1,3,6)  4.520%       04/15/2013       1,000,000            980,650
        CS First Boston Mortgage Securities(3,5,6)            1.901%       12/15/2009      36,286,538             18,325
        CS First Boston Mortgage Securities                   6.300%       11/11/2030         685,000            727,956
        DLJ Mortgage Acceptance(1)                            8.354%       03/13/2028       1,000,000          1,021,301
        Entertainment Properties Trust                        6.223%       02/15/2018         400,000            425,453
        FHLMC                                                 4.500%       10/01/2017         563,864            554,905
        FNMA                                                  1.319%       02/25/2035       8,770,542            310,109
        GE Capital Commercial Mortgage                        6.131%       01/15/2033         655,269            638,007
        GE Capital Commercial Mortgage                        6.496%       01/15/2033         300,000            328,636
        GMAC  Commercial Mortgage Securities I(6)             6.974%       08/01/2036         500,000            408,280
        GNMA                                                  3.360%       08/16/2022         473,649            461,501
        Greewich Capital Community Funding                    4.313%       07/05/2018       1,116,100          1,114,981
        Harborview Mortgage Loan Trust                        2.975%       06/19/2034         290,722            288,541
        JP Morgan Commerical Mortgage                         7.484%       12/26/2028       1,360,000          1,403,757
        JP Morgan Commerical Mortgage                         3.144%       07/12/2037         586,318            581,494
        JP Morgan Commerical Mortgage                         4.475%       07/15/2041         569,339            571,221
        LB-UBS Commercial Mortgage                            4.071%       09/15/2026         561,744            558,512
        Legg Mason Mortgage                                   2.865%       07/25/2021         303,809            292,835
        Lehman Brothers(3)                                    4.616%       06/14/2017         750,000            739,942
                                                                                                            ------------
                                                                                                              17,119,276

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $17,522,431)                                                17,119,276
                                                                                                            ------------

CORPORATE BONDS (27.4%)

Finance - Banking (6.8%)
        Bank of America                                       4.750%       10/15/2006         100,000            101,035
        Bank of America                                       4.700%       03/15/2007         500,000            500,067
        Bayerische Landesbank                                 5.875%       12/01/2008         500,000            529,985
        Citicorp(1)                                           7.000%       07/01/2007         200,000            211,734
        Comerica Bank(1)                                      7.250%       06/15/2007         300,000            316,260
        First Merit Bank                                      8.625%       04/01/2010         325,000            372,805
        HSBC                                                  7.875%       03/01/2007         200,000            211,776


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      31

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Finance - Banking (continued)
        HSBC Finance                                          7.650%       05/15/2007     $   775,000       $    819,667
        Royal Bank of Canada(3)                               4.220%       04/14/2008         500,000            448,750
        Washington Mutual                                     7.500%       08/15/2006         500,000            517,545
        Washington Mutual                                     8.250%       04/01/2010         750,000            861,360
        Wells Fargo Financial                                 6.125%       02/15/2006         250,000            253,093
                                                                                                            ------------
                                                                                                               5,144,077
Finance-Broker Related Brokerage (0.3%)
        J.P. Morgan                                           6.250%       01/15/2009         227,000            241,166
                                                                                                            ------------
                                                                                                                 241,166
Finance - Other (6.9%)
        Associates                                            6.875%       11/15/2008       1,000,000          1,084,104
        AXA Financial(1)                                      6.500%       04/01/2008         496,000            525,201
        CIT Group                                             4.125%       11/03/2009         500,000            494,392
        Dis-Crave(6)                                          6.850%       01/10/2007       1,135,161          1,140,951
        Ford Motor Credit                                     7.600%       08/01/2005         750,000            751,681
        General Electric Capital                              8.125%       05/15/2012         700,000            845,041
        MBIA Global Funding(1)                                4.375%       03/15/2010         460,000            461,991
                                                                                                            ------------
                                                                                                               5,303,361
Industrial-Automotive (0.7%)
        Daimler Chrysler Na Holdings(1)                       6.100%       10/15/2006         500,000            501,471
                                                                                                            ------------
                                                                                                                 501,471
Industrial-Basic (1.6%)
        J Seagram & Sons                                      6.625%       12/15/2005         250,000            250,998
        McDonald's                                            4.240%       12/13/2006       1,000,000            997,005
                                                                                                            ------------
                                                                                                               1,248,003
Industrial-Capital Goods (1.5%)
        Cargill(1)                                            6.150%       02/25/2008         650,000            682,530
        PPG Industries                                        6.500%       11/01/2007           2,000              2,100
        Thermo Electron                                       3.250%       11/01/2007         500,000            488,125
                                                                                                            ------------
                                                                                                               1,172,755
Industrial-Energy (1.1%)
        Ocean Energy                                          7.625%       07/01/2005         845,000            845,000
                                                                                                            ------------
                                                                                                                 845,000
Industrial-Other Consumer Non-Cyclicals (2.0%)
        Colgate Palmolive(1)                                  7.840%       05/15/2007         500,000            534,092
        McCormick & Company                                   6.400%       02/01/2006         950,000            967,111
                                                                                                            ------------
                                                                                                               1,501,203
Industrial-Retailers (0.7%)
        Kohl's                                                6.700%       02/01/2006         500,000            506,848
                                                                                                            ------------
                                                                                                                 506,848
Industrial-Services (0.7%)
        First Data                                            4.700%       11/01/2006         500,000            505,226
                                                                                                            ------------
                                                                                                                 505,226
Industrial-Technology (0.7%)
        Applied Materials                                     7.000%       09/06/2005         150,000            150,814
        Reynolds & Reynolds                                   7.000%       12/15/2006         375,000            380,346
                                                                                                            ------------
                                                                                                                 531,160
Industrial-Telecommunications-Wired (0.3%)
        Central Telephone                                     7.040%       09/21/2007         200,000            210,086
                                                                                                            ------------
                                                                                                                 210,086


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
32               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Industrial-Transportation (0.9%)
        Norfolk Southern                                      7.350%       05/15/2007          87,000             91,828
        Norfolk Southern                                      5.257%       09/17/2014         455,000            475,248
        Union Pacific                                         8.660%       07/02/2011          96,738            107,013
                                                                                                            ------------
                                                                                                                 674,089
Utilities (3.2%)
        Alabama Power                                         3.500%       11/15/2007    $    590,000       $    581,902
        Entergy Ark                                           4.500%       06/01/2010         550,000            550,970
        Midamerican Energy                                    7.520%       09/15/2008         105,000            114,099
        Monongahela Power                                     5.000%       10/01/2006         650,000            655,261
        Westar Energy                                         7.875%       05/01/2007         500,000            532,135
                                                                                                            ------------
                                                                                                               2,434,367

TOTAL CORPORATE BONDS (IDENTIFIED COST $21,011,717)                                                           20,818,812
                                                                                                            ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (41.1%)

U.S. Treasury Notes (3.4%)
        U.S. Treasury Notes(4)                                3.625%       01/15/2008       1,000,000          1,274,326
        U.S. Treasury Notes(4)                                3.875%       01/15/2009       1,000,000          1,290,818
                                                                                                            ------------
                                                                                                               2,565,144
Department of Housing & Urban Development (HUD) (1.4%)
        HUD                                                   6.330%       08/01/2013       1,000,000          1,063,629
                                                                                                            ------------
                                                                                                               1,063,629
Federal Agricultural Mortgage Corporation (FAMC) (1.4%)
        FAMC                                                  5.900%       03/03/2009       1,000,000          1,066,447
                                                                                                            ------------
                                                                                                               1,066,447
Federal Farm Credit Bank (FFCB) (0.9%)
        FFCB                                                  3.375%       09/24/2007         200,000            197,871
        FFCB                                                  4.000%       08/26/2008         500,000            498,426
                                                                                                            ------------
                                                                                                                 696,297
Federal Home Loan Bank (FHLB) (23.2%)
        FHLB(3)                                               7.160%       08/26/2005         500,000            501,568
        FHLB                                                  2.375%       02/15/2006       1,000,000            991,809
        FHLB                                                  2.170%       03/27/2006         900,000            889,752
        FHLB(2)                                               3.000%       11/20/2006       1,000,000            989,088
        FHLB                                                  5.375%       02/15/2007         325,000            332,629
        FHLB                                                  3.500%       05/15/2007       2,000,000          1,986,520
        FHLB                                                  4.875%       05/15/2007         830,000            844,966
        FHLB                                                  7.325%       05/30/2007         250,000            265,839
        FHLB                                                  6.200%       10/10/2007         200,000            208,882
        FHLB(2)                                               5.000%       03/18/2008       1,000,000            992,480
        FHLB                                                  5.000%       05/12/2008       2,600,000          2,634,000
        FHLB(2)                                               5.000%       05/28/2008         500,000            498,196
        FHLB(3)                                               2.350%       07/17/2008       1,000,000            927,728
        FHLB(2)                                               4.500%       07/30/2008       1,000,000            985,773
        FHLB                                                  3.650%       09/22/2008         500,000            494,901
        FHLB                                                  4.000%       01/28/2009         395,000            393,258
        FHLB(2)                                               5.250%       02/27/2009         500,000            496,735
        FHLB(2)                                               5.000%       12/17/2009         300,000            299,609
        FHLB                                                  6.300%       06/21/2011          75,000             77,093
        FHLB(2)                                               5.250%       09/30/2011       1,000,000            986,492
        FHLB(2)                                               7.000%       06/11/2013       1,000,000            995,968
        FHLB(2)                                               7.500%       07/23/2013         500,000            497,553
        FHLB                                                  8.000%       08/06/2018         350,000            343,046
                                                                                                            ------------
                                                                                                              17,633,885


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      33

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (6.4%)
        FHLMC                                                 8.500%       08/01/2006    $        190        $       195
        FHLMC                                                 4.000%       09/12/2007         400,000            400,198
        FHLMC                                                 3.100%       05/27/2008         500,000            489,224
        FHLMC                                                 3.150%       11/20/2008       2,000,000          1,949,962
        FHLMC(3)                                              5.000%       01/13/2009       1,000,000            994,574
        FHLMC(2)                                              4.500%       03/16/2009       1,000,000            994,962
        FHLMC                                                 4.000%       12/15/2009          60,000             59,541
                                                                                                            ------------
                                                                                                               4,888,656
Federal National Mortgage Association (FNMA) (3.6%)
        FNMA(3)                                               5.000%       11/04/2008         550,000            549,091
        FNMA                                                  7.000%       12/01/2008          12,278             12,723
        FNMA                                                  4.000%       03/03/2009         100,000             99,540
        FNMA                                                  3.500%       04/06/2009       1,245,000          1,223,508
        FNMA(2)                                               6.375%       12/29/2010          30,000             29,887
        FNMA(2)                                               7.000%       08/18/2011         300,000            296,890
        FNMA(6)                                               4.167%       01/01/2012         471,987            477,146
                                                                                                            ------------
                                                                                                               2,688,785
Small Business Administration - Pass-Through-Agency (0.8%)
        Small Business Administration                         8.020%       02/10/2010         368,348            397,815
        Small Business Administration                         4.640%       05/01/2023         219,368            221,190
                                                                                                            ------------
                                                                                                                 619,005

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $31,374,021)                                     31,221,848
                                                                                                            ------------


SHORT-TERM INVESTMENTS (4.0%)

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005       2,997,237          2,997,237
        DATED 6/30/05 (Repurchase value $2,997,449                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,997,237)                                                      2,997,237
                                                                                                            ------------

TOTAL INVESTMENTS (97.9%) (IDENTIFIED COST $75,074,587)(7)                                                    74,327,894

TOTAL OTHER ASSETS LESS LIABILITIES (2.1%)                                                                     1,636,504
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 75,964,398
                                                                                                            ============


--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2)  Security represents a step bond. Rate disclosed is as of June 30, 2005.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate as of June 30, 2005.
(4)  Represents a Treasury Inflation Protected Security.
(5)  Interest only security.
(6) Fair valued security under procedures established by the Fund's Board of Directors.
(7)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
34               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)

TMS SBA Loan Trust (1999 1-A)(2)                              3.300%       07/15/2025    $    403,736       $    400,904
                                                                                                            ------------
TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $403,712)                                                         400,904
                                                                                                            ------------

PROJECT LOANS (0.0%)

        Merrill Lynch 42(5)                                   7.430%       09/01/2022          12,000             12,526
                                                                                                            ------------
TOTAL PROJECT LOANS (IDENTIFIED COST $12,256)                                                                     12,526
                                                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.6%)

        Bank of America Alternative Loan Trust (2003-2 CB1)   5.750%       04/25/2033         700,034            713,574
        Bank of America Alternative Loan Trust (2003-10 6A2)  5.500%       12/25/2018         297,893            298,991
        Bank of America Alternative Loan Trust (2004-3 4A1)   5.000%       04/25/2019         413,931            416,658
        Citigroup Mortgage Loan Trust (2003-UP3 A2)           7.000%       09/25/2033         895,151            915,527
        Countrywide Alternative Loan Trust (2004-J2 2A1)      6.500%       03/25/2034         241,940            246,765
        Fannie Mae Strip (344:1)(4)                           0.000%       11/01/2033         644,217            555,934
        FNMA (2005-70 NA)(5)                                  5.500%       08/31/2034         210,000            214,790
        FNMA (2005-70 PA)(5)                                  5.500%       05/01/2035       2,160,000          2,209,270
        GMAC Mortgage Loan Trust (1999-C3 A2)                 7.179%       08/15/2036         763,516            834,054
        GS Mortgage Loan Trust (2003-13 1A1)                  4.531%       10/25/2033       1,851,710          1,826,227
        Residential Accredit Loans Incorporated
          (2003-QS20  CB)(1)                                  5.000%       11/25/2018       1,632,714          1,622,661
        Residential Accredit Loans Incorporated
          (2004-QS2 CB)(1)                                    5.750%       02/25/2034         876,110            884,871
                                                                                                            ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,812,375)                                       10,739,322
                                                                                                            ------------
U.S. GOVERNMENT AGENCY BONDS (63.2%)

Federal Home Loan Mortgage Corp (FHLMC) (12.9%)
        FHLMC                                                 4.500%       01/01/2010         335,153            335,759
        FHLMC                                                 6.000%       01/01/2013           6,346              6,562
        FHLMC                                                 6.000%       02/01/2013          22,695             23,466
        FHLMC                                                 6.000%       03/01/2013          72,393             74,850
        FHLMC                                                 6.000%       04/01/2013         297,119            307,219
        FHLMC                                                 6.000%       05/01/2013           5,954              6,156
        FHLMC                                                 6.000%       08/01/2013         107,341            110,990
        FHLMC                                                 6.000%       09/01/2013         106,585            110,208
        FHLMC                                                 5.500%       11/01/2013          11,390             11,700
        FHLMC                                                 6.000%       11/01/2013         155,229            160,506
        FHLMC                                                 5.500%       12/01/2013          59,932             61,568
        FHLMC                                                 6.000%       12/01/2013           7,327              7,576
        FHLMC                                                 5.500%       02/01/2014           7,558              7,765
        FHLMC                                                 5.500%       03/01/2014          38,717             39,777
        FHLMC                                                 5.500%       04/01/2014          10,113             10,390
        FHLMC                                                 6.000%       04/01/2014         241,096            249,369
        FHLMC                                                 5.500%       05/01/2014           9,481              9,741
        FHLMC                                                 6.000%       05/01/2014         143,372            148,292
        FHLMC                                                 6.000%       07/01/2014          23,688             24,501
        FHLMC                                                 7.500%       09/01/2014          37,120             39,279
        FHLMC                                                 7.000%       06/01/2015           2,434              2,547



--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      35

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (continued)
        FHLMC                                                 7.500%       07/01/2015    $      3,574       $      3,783
        FHLMC                                                 6.000%       05/01/2016          15,280             15,799
        FHLMC                                                 6.000%       06/01/2016          60,355             62,406
        FHLMC                                                 5.500%       02/15/2017         600,000            620,507
        FHLMC                                                 5.000%       08/01/2017         104,753            106,047
        FHLMC                                                 5.500%       08/01/2017         333,217            342,117
        FHLMC                                                 5.500%       09/01/2017          21,366             21,937
        FHLMC                                                 6.000%       09/01/2017           9,829             10,164
        FHLMC                                                 5.500%       09/15/2017       1,700,000          1,775,666
        FHLMC                                                 5.000%       10/01/2017         304,950            308,717
        FHLMC                                                 5.500%       10/15/2017         900,000            931,692
        FHLMC                                                 5.000%       11/01/2017         243,805            246,817
        FHLMC                                                 5.500%       11/01/2017          43,591             44,755
        FHLMC                                                 5.000%       01/01/2018         213,115            215,748
        FHLMC                                                 5.500%       01/01/2018         151,788            155,842
        FHLMC                                                 5.000%       03/01/2018          33,821             34,228
        FHLMC                                                 5.000%       04/01/2018         145,572            147,323
        FHLMC                                                 6.500%       04/01/2018          49,025             51,045
        FHLMC                                                 4.500%       05/01/2018       3,653,463          3,641,790
        FHLMC                                                 5.000%       05/01/2018       1,406,773          1,423,791
        FHLMC                                                 5.000%       06/01/2018         695,767            704,150
        FHLMC                                                 5.000%       07/01/2018          24,456             24,750
        FHLMC                                                 4.500%       08/01/2018       1,519,315          1,513,671
        FHLMC                                                 5.500%       08/01/2018          38,538             39,575
        FHLMC                                                 9.000%       09/01/2018          20,266             21,250
        FHLMC                                                 4.500%       11/01/2018         768,197            765,344
        FHLMC                                                 4.500%       12/01/2018         682,070            679,536
        FHLMC                                                 6.000%       12/01/2018         121,992            125,994
        FHLMC                                                 4.500%       01/01/2019         373,833            372,444
        FHLMC                                                 6.000%       02/01/2019          42,826             44,215
        FHLMC                                                 6.000%       07/01/2022         283,723            292,485
        FHLMC                                                 7.000%       06/01/2024             307                324
        FHLMC                                                 8.000%       07/01/2024          81,641             88,173
        FHLMC                                                 8.000%       08/01/2024           9,848             10,635
        FHLMC                                                 8.000%       06/01/2025              68                 74
        FHLMC                                                 8.000%       07/01/2025          52,249             56,421
        FHLMC                                                 8.000%       09/01/2025             634                685
        FHLMC                                                 8.000%       11/01/2025           1,801              1,944
        FHLMC                                                 8.000%       12/01/2025           7,116              7,684
        FHLMC                                                 8.000%       01/01/2026             725                782
        FHLMC                                                 7.000%       05/01/2026          19,000             20,096
        FHLMC                                                 8.000%       06/01/2026          15,349             16,560
        FHLMC                                                 7.000%       09/01/2027           1,239              1,307
        FHLMC                                                 5.500%       01/01/2029          66,123             67,254
        FHLMC                                                 6.000%       01/01/2029         145,226            149,353
        FHLMC                                                 6.000%       02/01/2029         178,803            183,885
        FHLMC                                                 7.000%       04/01/2029             767                808
        FHLMC                                                 6.000%       05/01/2029         251,785            258,834
        FHLMC                                                 7.000%       07/01/2029          53,173             56,020
        FHLMC                                                 7.000%       10/01/2029         104,486            110,080
        FHLMC(3)                                              7.000%       11/01/2029          45,250             47,673
        FHLMC                                                 7.000%       12/01/2029           4,431              4,668
        FHLMC                                                 7.000%       01/01/2030          84,786             89,325


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
36               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (continued)
        FHLMC                                                 7.000%       04/01/2030    $        654       $        689
        FHLMC                                                 7.000%       09/01/2030          39,136             41,210
        FHLMC(3)                                              7.000%       10/01/2030           9,664             10,177
        FHLMC                                                 7.500%       10/01/2030           2,010              2,152
        FHLMC                                                 7.000%       11/01/2030           9,917             10,442
        FHLMC                                                 7.000%       05/01/2031          46,857             49,337
        FHLMC                                                 7.000%       06/01/2031          18,655             19,642
        FHLMC                                                 7.000%       07/01/2031          27,692             29,157
        FHLMC                                                 7.000%       08/01/2031           2,758              2,904
        FHLMC                                                 7.000%       09/01/2031          63,409             66,765
        FHLMC                                                 7.000%       10/01/2031           2,751              2,896
        FHLMC                                                 7.000%       11/01/2031          41,648             43,852
        FHLMC                                                 6.000%       01/01/2032          68,015             69,857
        FHLMC                                                 5.500%       02/01/2032          43,368             44,029
        FHLMC                                                 5.500%       04/01/2032         251,681            255,498
        FHLMC                                                 7.000%       04/01/2032          18,774             19,768
        FHLMC                                                 7.000%       05/01/2032         400,069            421,263
        FHLMC                                                 6.500%       07/01/2032       1,238,611          1,284,165
        FHLMC                                                 7.000%       07/01/2032          14,730             15,511
        FHLMC                                                 6.500%       08/01/2032         264,875            274,617
        FHLMC                                                 6.000%       02/01/2033         575,967            591,169
        FHLMC                                                 6.000%       03/01/2033          63,242             64,912
        FHLMC                                                 7.000%       09/01/2033          50,013             52,663
                                                                                                            ------------
                                                                                                              21,037,069
Federal National Mortgage Association (FNMA) (49.0%)
        FNMA                                                  6.500%       02/01/2012          15,789             16,438
        FNMA                                                  6.500%       10/01/2013          50,887             52,978
        FNMA                                                  5.500%       07/01/2014         103,045            105,876
        FNMA                                                  8.000%       08/01/2014          73,391             76,223
        FNMA                                                  6.000%       04/01/2016           3,764              3,893
        FNMA                                                  6.000%       05/01/2016          14,937             15,448
        FNMA                                                  6.500%       05/01/2016          75,209             78,323
        FNMA                                                  6.500%       06/01/2016          21,119             21,994
        FNMA                                                  6.500%       07/01/2016          72,243             75,234
        FNMA                                                  6.500%       09/01/2016          77,845             81,068
        FNMA                                                  5.500%       10/01/2016         128,456            131,963
        FNMA                                                  5.500%       05/01/2017         300,725            308,915
        FNMA                                                  5.500%       09/01/2017         330,216            339,210
        FNMA                                                  5.500%       10/01/2017          54,088             55,562
        FNMA                                                  5.000%       11/01/2017         202,460            204,966
        FNMA                                                  5.500%       12/01/2017         425,896            437,496
        FNMA                                                  4.500%       01/01/2018         133,435            132,988
        FNMA                                                  5.500%       01/01/2018         911,562            936,390
        FNMA                                                  5.000%       02/01/2018         137,828            139,481
        FNMA                                                  5.500%       02/01/2018         312,070            320,570
        FNMA                                                  4.500%       04/01/2018         252,295            251,336
        FNMA                                                  4.500%       05/01/2018         584,990            582,791
        FNMA                                                  5.000%       05/01/2018         661,621            669,552
        FNMA                                                  6.500%       05/01/2018         115,245            119,976
        FNMA                                                  4.500%       06/01/2018          77,162             76,866
        FNMA                                                  5.500%       06/01/2018       2,617,845          2,689,148
        FNMA                                                  4.500%       07/01/2018          54,483             54,275
        FNMA                                                  4.500%       08/01/2018         153,012            152,426


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      37

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) (continued)
        FNMA                                                  5.000%       08/01/2018    $    136,813       $    138,453
        FNMA                                                  6.000%       08/01/2018          83,087             85,767
        FNMA                                                  5.000%       09/01/2018       2,266,905          2,294,079
        FNMA                                                  4.500%       10/01/2018         137,341            136,815
        FNMA                                                  5.000%       10/01/2018       1,509,610          1,527,708
        FNMA                                                  4.500%       11/01/2018          81,366             81,054
        FNMA                                                  5.500%       11/01/2018          20,239             20,789
        FNMA                                                  4.500%       12/01/2018       1,964,864          1,957,344
        FNMA                                                  4.500%       01/01/2019       2,114,540          2,106,460
        FNMA                                                  5.500%       01/01/2019          64,777             66,536
        FNMA                                                  4.500%       02/01/2019         458,153            456,400
        FNMA                                                  4.000%       06/01/2019       1,140,040          1,117,237
        FNMA                                                  5.500%       08/01/2019       3,493,251          3,588,255
        FNMA                                                  5.500%       05/01/2020       2,546,886          2,616,256
        FNMA                                                  7.500%       08/01/2023          15,163             16,226
        FNMA                                                  6.500%       04/01/2024           5,398              5,615
        FNMA                                                  5.000%       06/01/2024       1,716,448          1,730,286
        FNMA                                                  6.500%       11/01/2024          61,973             64,507
        FNMA                                                  7.000%       10/01/2025          40,520             42,890
        FNMA                                                  7.500%       02/01/2026          34,033             36,458
        FNMA                                                  6.500%       04/01/2026          12,490             12,974
        FNMA                                                  7.000%       09/01/2026          21,850             23,128
        FNMA                                                  7.500%       09/01/2026          42,326             45,344
        FNMA                                                  7.000%       04/01/2027          18,668             19,725
        FNMA                                                  7.500%       05/01/2027           5,964              6,384
        FNMA                                                  7.500%       11/01/2027          16,405             17,562
        FNMA                                                  7.500%       12/01/2027          44,324             47,449
        FNMA                                                  7.500%       01/01/2028           3,081              3,301
        FNMA                                                  7.500%       02/01/2028          21,558             23,095
        FNMA                                                  6.500%       11/01/2028          55,436             57,568
        FNMA                                                  6.000%       01/01/2029          48,053             49,389
        FNMA                                                  6.500%       03/01/2029         244,558            253,967
        FNMA                                                  7.000%       03/01/2029          16,779             17,726
        FNMA                                                  6.500%       04/01/2029         575,360            597,508
        FNMA                                                  7.000%       04/01/2029          97,321            102,712
        FNMA                                                  7.000%       05/01/2029          89,848             94,825
        FNMA                                                  6.500%       06/01/2029          17,188             17,851
        FNMA                                                  6.500%       07/01/2029          20,988             21,796
        FNMA                                                  7.000%       07/01/2029          16,009             16,896
        FNMA                                                  7.500%       09/01/2029         198,338            212,042
        FNMA                                                  6.000%       10/01/2029         160,966            165,539
        FNMA                                                  7.000%       11/01/2029           9,973             10,526
        FNMA                                                  7.000%       12/01/2029          13,242             13,975
        FNMA                                                  7.000%       01/01/2030          34,491             36,383
        FNMA                                                  6.500%       02/01/2030          49,844             51,731
        FNMA                                                  7.000%       02/01/2030         113,724            120,004
        FNMA                                                  7.000%       03/01/2030           4,284              4,519
        FNMA                                                  7.000%       11/01/2030           3,207              3,383
        FNMA                                                  7.000%       12/01/2030          65,546             69,140
        FNMA                                                  7.000%       01/01/2031          20,776             21,914
        FNMA                                                  7.000%       06/01/2031          92,317             97,375
        FNMA                                                  7.000%       07/01/2031         110,027            116,055


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
38               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) (continued)
        FNMA                                                  7.000%       08/01/2031    $     66,984       $     70,655
        FNMA                                                  6.500%       09/01/2031          27,844             28,882
        FNMA                                                  7.000%       09/01/2031          99,700            105,165
        FNMA                                                  7.000%       10/01/2031          47,496             50,101
        FNMA                                                  6.500%       12/01/2031         135,858            140,923
        FNMA                                                  7.500%       12/01/2031          21,197             22,649
        FNMA                                                  7.000%       01/25/2032         334,653            351,020
        FNMA                                                  6.000%       02/01/2032          60,505             62,110
        FNMA                                                  7.000%       05/01/2032          41,573             43,853
        FNMA                                                  6.500%       07/01/2032          71,742             74,371
        FNMA                                                  7.000%       08/01/2032          84,754             89,402
        FNMA                                                  5.500%       01/01/2033       3,153,794          3,200,735
        FNMA                                                  6.500%       01/01/2033          27,862             28,901
        FNMA                                                  6.000%       02/01/2033          20,181             20,703
        FNMA                                                  5.500%       04/01/2033      11,437,422         11,604,374
        FNMA                                                  5.500%       06/01/2033         533,712            541,502
        FNMA                                                  6.000%       06/01/2033       1,616,383          1,658,215
        FNMA                                                  5.500%       07/01/2033         831,258            843,392
        FNMA                                                  5.500%       08/01/2033         311,498            316,045
        FNMA                                                  6.000%       11/25/2033         617,654             97,857
        FNMA                                                  5.000%       03/01/2034       3,597,079          3,602,126
        FNMA                                                  5.500%       03/01/2034         337,265            342,188
        FNMA                                                  5.500%       04/01/2034       5,395,142          5,472,973
        FNMA                                                  6.000%       08/01/2034       1,564,235          1,604,717
        FNMA                                                  5.500%       09/01/2034       1,501,267          1,522,682
        FNMA                                                  6.500%       09/01/2034       1,079,256          1,117,308
        FNMA                                                  6.000%       10/01/2034       2,367,318          2,427,855
        FNMA                                                  6.500%       10/01/2034         295,198            305,605
        FNMA                                                  6.500%       11/01/2034       2,714,217          2,809,912
        FNMA                                                  5.500%       02/01/2035       1,834,857          1,861,640
        FNMA                                                  6.000%       02/01/2035         471,737            483,797
        FNMA                                                  5.500%       05/01/2035       2,287,129          2,319,798
        FNMA                                                  6.000%       05/01/2035         982,375          1,007,490
        FNMA(5)                                               6.000%       06/01/2035       6,895,000          7,067,658
                                                                                                            ------------
                                                                                                              79,868,911
Government National Mortgage Association (GNMA) (1.3%)
        GNMA                                                  7.250%       04/15/2006             927                929
        GNMA                                                  5.500%       04/15/2014         112,105            115,877
        GNMA                                                  6.000%       04/15/2014         215,455            223,779
        GNMA                                                  6.500%       08/15/2014           9,729             10,182
        GNMA                                                  8.000%       08/15/2016           9,893             10,653
        GNMA                                                  6.000%       12/15/2016         243,399            252,770
        GNMA                                                  8.000%       03/15/2017           2,520              2,730
        GNMA                                                  8.000%       04/15/2017          13,607             14,742
        GNMA                                                  6.500%       12/15/2023          45,052             47,261
        GNMA                                                  6.000%       06/20/2026          99,774            102,991
        GNMA                                                  8.000%       09/20/2026          87,381             94,112
        GNMA                                                  7.500%       09/15/2027          16,812             18,046
        GNMA                                                  6.000%       02/20/2029          35,863             36,983
        GNMA                                                  7.500%       10/15/2029          29,730             31,874
        GNMA                                                  6.000%       12/15/2031          27,313             28,206


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      39

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) (continued)
        GNMA                                                  6.000%       01/15/2033    $     88,370       $     91,221
        GNMA                                                  6.000%       07/15/2033         416,002            429,426
        GNMA                                                  6.000%       01/15/2034         305,078            314,893
        GNMA                                                  6.500%       06/20/2034         294,309            306,321
                                                                                                            ------------
                                                                                                               2,132,996

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $102,896,066)                                            103,038,976
                                                                                                            ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.1%)

        United States Treasury Note                           3.625%       06/15/2010       6,750,000          6,720,469
        United States Treasury Note                           4.125%       05/15/2015       1,600,000          1,623,374
                                                                                                            ------------
                                                                                                               8,343,843

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $8,336,971)                                          8,343,843
                                                                                                            ------------


SHORT-TERM INVESTMENTS (27.5%)

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005      44,786,316         44,786,316
        DATED 6/30/05 (Repurchase value $44,789,488                                                         ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $44,786,316)                                                    44,786,316
                                                                                                            ------------

TOTAL INVESTMENTS (102.7%) (IDENTIFIED COST $167,247,696)(6)                                                 167,321,887

TOTAL LIABILITIES LESS OTHER ASSETS  (-2.7%)                                                                  (4,444,602)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $162,877,285
                                                                                                            ============

FORWARD COMMITMENTS

                                                              COUPON        DELIVERY        PRINCIPAL
        AGENCY                                                 RATE           DATE            AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------

TBA Purchase Commitments at June 30, 2005 (Cost Payable $250,909,860)
        FNMA 15 YR TBA                                         4.00%       07/19/2005    $  7,600,000       $  7,443,250
        FNMA 15 YR TBA                                         4.50%       07/19/2005      14,900,000         14,830,149
        FNMA 15 YR TBA                                         5.00%       07/19/2005      40,100,000         40,538,614
        FNMA 15 YR TBA                                         5.50%       07/19/2005       8,600,000          8,825,750
        FNMA GOLD 15 YR TBA                                    4.50%       07/19/2005       3,600,000          3,583,123
        FNMA GOLD 15 YR TBA                                    5.00%       07/19/2005       9,200,000          9,300,630
        FNMA 30 YR TBA                                         4.50%       07/14/2005       6,200,000          6,062,434
        FNMA 30 YR TBA                                         5.00%       07/14/2005      32,400,000         32,400,000
        FNMA 30 YR TBA                                         5.50%       07/14/2005      26,800,000         27,160,138
        FNMA 30 YR TBA                                         6.00%       07/14/2005      11,200,000         11,480,000
        FNMA 30 YR TBA                                         6.50%       07/14/2005       2,900,000          3,000,595
        FNMA 30 YR TBA                                         6.00%       08/11/2005      55,200,000         56,528,222
        FNMA 30 YR TBA                                         6.50%       08/11/2005       9,400,000          9,720,183
        FNMA GOLD 30 YR TBA                                    5.00%       07/14/2005      12,600,000         12,600,000
        FNMA GOLD 30 YR TBA                                    6.00%       07/14/2005       4,100,000          4,203,779
        GNMA 30 YR TBA                                         5.50%       07/21/2005       2,800,000          2,858,626
        GNMA 30 YR TBA                                         6.00%       07/21/2005         700,000            721,875
                                                                                                            ------------
                                                                                                             251,257,368

--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
40               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD COMMITMENTS
                                                            INTEREST       MATURITY        PRINCIPAL
AGENCY                                                        RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
TBA Sale Commitments at June 30, 2005 (Proceeds Receivable $222,557,944)
        FNMA 15 YR TBA                                         4.00%       07/19/2005    $ (2,600,000)      $ (2,546,375)
        FNMA 15 YR TBA                                         4.50%       07/19/2005     (13,700,000)       (13,635,774)
        FNMA 15 YR TBA                                         5.00%       07/19/2005     (18,200,000)       (18,399,071)
        FNMA 15 YR TBA                                         5.50%       07/19/2005      (8,600,000)        (8,825,750)
        FNMA 15 YR TBA                                         5.50%       08/16/2005      (8,600,000)        (8,815,000)
        FNMA GOLD 15 YR TBA                                    4.50%       07/19/2005      (6,100,000)        (6,071,403)
        FNMA GOLD 15 YR TBA                                    5.00%       07/19/2005     (11,600,000)       (11,726,881)
        FNMA 30 YR TBA                                         5.00%       07/14/2005     (28,600,000)       (28,600,000)
        FNMA 30 YR TBA                                         5.50%       07/14/2005     (37,724,329)       (38,231,268)
        FNMA 30 YR TBA                                         6.00%       07/14/2005      (7,900,000)        (8,097,500)
        FNMA 30 YR TBA                                         6.50%       07/14/2005      (8,200,000)        (8,484,442)
        FNMA 30 YR TBA                                         6.00%       08/11/2005     (53,400,000)       (54,684,911)
        FNMA 30 YR TBA                                         6.50%       08/11/2005      (2,500,000)        (2,585,155)
        FNMA GOLD 30 YR TBA                                    5.00%       07/14/2005      (3,200,000)        (3,200,000)
        FNMA GOLD 30 YR TBA                                    6.00%       07/14/2005      (5,300,000)        (5,434,154)
        GNMA 30 YR TBA                                         6.00%       07/21/2005      (1,500,000)        (1,546,875)
        GNMA 30 YR TBA                                         5.50%       07/21/2005      (1,900,000)        (1,939,782)
                                                                                                            ------------
                                                                                                            (222,824,341)


------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN                                                         EXERCISE      EXPIRATION
                                                                              PRICE           DATE             VALUE
------------------------------------------------------------------------------------------------------------------------
FNMA 30 YR TBA                                                              $  100.47      07/07/2005            (11,859)

------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION ACTIVITY                                                   NUMBER OF        CONTRACT
                                                                          CONTRACTS         PREMIUM
------------------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning of Year                                           --    $         --
Options Sold                                                                6,600,027          21,266
Options Exercised or Cancelled Prior to Exercise                                  (27)         (6,945)
Options Expired                                                                    --              --
                                                                          -----------    ------------
Options Outstanding at End of Period                                        6,600,000          14,321
                                                                          ===========    ============


------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                            UNREALIZED
                                                                             UNITS PER     CURRENT         APPRECIATION/
TYPE                                             EXPIRATION    CONTRACTS     CONTRACT       VALUE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
5 Year Note Future (Sell)                        09/30/2005      125            1,000    $ 13,611,325       $     28,751
10 Year Note Future (Buy)                        09/30/2005       10            1,000       1,134,688              6,540
                                                                                                            ------------
                                                                                                            $     35,291
                                                                                                            ============


--------------------------------------------------------------------------------
(1)  Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate as of June 30, 2005.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2005.
(4)  Security represents zero coupon bond.
(5) Fair valued security under procedures established by the Fund's Board of Directors.
(6)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      41

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (96.1%)

Federal Farm Credit Bank (FFCB) (3.1%)
        FFCB                                                  6.700%       09/13/2005    $    200,000       $    201,300
        FFCB                                                  1.850%       06/26/2006       1,000,000            981,231
        FFCB                                                  5.900%       02/05/2008         100,000            104,946
        FFCB                                                  5.960%       06/16/2008         600,000            634,246
                                                                                                            ------------
                                                                                                               1,921,723
Federal Home Loan Bank (FHLB) (50.4%)
        FHLB                                                  6.955%       07/15/2005       1,000,000          1,001,354
        FHLB                                                  3.000%       08/15/2005         960,000            959,405
        FHLB                                                  3.250%       08/15/2005       2,000,000          1,999,360
        FHLB                                                  4.875%       08/15/2005       1,000,000          1,001,756
        FHLB                                                  6.875%       08/15/2005       1,250,000          1,255,200
        FHLB                                                  4.570%       10/11/2005         300,000            300,879
        FHLB                                                  2.000%       10/28/2005         225,000            223,909
        FHLB                                                  2.125%       11/15/2005       1,695,000          1,686,564
        FHLB                                                  2.200%       12/22/2005         200,000            198,651
        FHLB                                                  6.320%       02/21/2006         500,000            508,112
        FHLB                                                  2.000%       02/27/2006       1,000,000            988,945
        FHLB                                                  5.665%       03/22/2006         110,000            111,285
        FHLB                                                  4.750%       05/15/2006       1,000,000          1,008,420
        FHLB                                                  2.320%       06/26/2006         240,000            236,621
        FHLB                                                  3.500%       08/15/2006         500,000            498,406
        FHLB                                                  5.250%       08/15/2006         500,000            507,924
        FHLB                                                  2.950%       09/14/2006       1,000,000            990,074
        FHLB                                                  2.100%       10/13/2006       1,000,000            979,453
        FHLB                                                  3.125%       11/15/2006       1,000,000            990,369
        FHLB                                                  2.500%       11/24/2006         200,000            199,146
        FHLB                                                  3.375%       01/10/2007       1,000,000            993,400
        FHLB                                                  2.875%       02/15/2007         300,000            295,550
        FHLB                                                  3.300%       03/22/2007       1,000,000            991,212
        FHLB                                                  2.450%       03/29/2007         650,000            634,986
        FHLB                                                  3.500%       05/15/2007       2,725,000          2,706,634
        FHLB                                                  4.650%       05/21/2007         250,000            253,667
        FHLB                                                  3.875%       06/08/2007       2,000,000          1,995,678
        FHLB                                                  6.750%       08/15/2007         250,000            264,651
        FHLB                                                  3.875%       09/14/2007       3,000,000          2,998,545
        FHLB                                                  3.500%       11/15/2007       2,000,000          1,983,984
        FHLB                                                  5.875%       11/15/2007         620,000            648,100
        FHLB                                                  3.070%       01/15/2008         500,000            490,392
        FHLB                                                  5.625%       02/15/2008       1,315,000          1,372,121
        FHLB                                                  7.000%       02/15/2008         100,000            107,121
        FHLB                                                  3.625%       05/15/2008         240,000            237,797
        FHLB                                                  3.990%       12/30/2008         200,000            199,934
                                                                                                            ------------
                                                                                                              31,819,605

Federal Home Loan Mortgage Corp (FHLMC) (12.9%)
        FHLMC                                                 7.000%       07/15/2005       1,000,000          1,001,327
        FHLMC                                                 1.500%       07/29/2005       1,000,000            998,455
        FHLMC                                                 6.790%       08/26/2005         115,000            115,582
        FHLMC                                                 3.335%       09/09/2005         600,000            599,920
        FHLMC                                                 4.375%       10/18/2005         100,000            100,257
        FHLMC                                                 4.180%       11/08/2005       1,000,000          1,002,090
        FHLMC                                                 2.500%       12/30/2005       1,000,000            994,091
        FHLMC                                                 6.130%       02/27/2006         300,000            304,603
        FHLMC                                                 6.750%       05/30/2006         300,000            307,972



--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
42               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (continued)
        FHLMC                                                 3.000%       08/27/2007    $    600,000       $    589,945
        FHLMC                                                 3.300%       09/14/2007       1,000,000            989,075
        FHLMC                                                 4.500%       03/01/2010         530,412            531,371
        FHLMC                                                 4.500%       06/01/2010         608,707            609,808
                                                                                                            ------------
                                                                                                               8,144,496
Federal National Mortgage Association (FNMA) (9.2%)
        FNMA                                                  6.770%       09/01/2005         100,000            100,534
        FNMA                                                  6.400%       09/27/2005         385,000            387,620
        FNMA                                                  2.000%       01/27/2006       1,500,000          1,485,617
        FNMA                                                  2.250%       02/28/2006         250,000            247,658
        FNMA                                                  6.625%       03/21/2006         145,000            147,949
        FNMA                                                  2.100%       04/19/2006         210,000            207,295
        FNMA                                                  3.250%       06/28/2006       1,000,000            994,228
        FNMA                                                  3.375%       12/15/2006       1,000,000            993,632
        FNMA                                                  3.550%       01/12/2007       1,000,000            996,032
        FNMA                                                  4.500%       02/01/2010         228,980            228,528
                                                                                                            ------------
                                                                                                               5,789,093
Small Business Administration-Pass-Through-Agency (SBA) (20.5%)
        SBA                                                   6.125%       02/25/2007         169,687            171,055
        SBA                                                   6.975%       11/25/2007           4,891              4,971
        SBA                                                   5.875%       06/25/2008          65,670             66,587
        SBA                                                   7.625%       07/25/2008           2,684              2,754
        SBA                                                   5.875%       08/25/2008           8,503              8,580
        SBA                                                   6.475%       11/25/2008          15,159             15,430
        SBA                                                   4.750%       12/25/2008          46,735             46,757
        SBA                                                   6.475%       01/25/2009          16,827             17,214
        SBA                                                   5.875%       03/25/2009          16,999             17,199
        SBA                                                   7.225%       03/25/2009          45,523             46,764
        SBA                                                   3.625%       06/25/2009         141,533            140,997
        SBA                                                   5.625%       06/25/2009         199,910            204,073
        SBA                                                   5.625%       01/25/2010          36,921             37,763
        SBA                                                   6.625%       01/25/2010          27,026             27,842
        SBA                                                   3.750%       02/25/2010         225,289            225,418
        SBA                                                   4.000%       02/25/2010          11,601             11,608
        SBA                                                   5.625%       05/25/2010          15,509             16,219
        SBA                                                   6.375%       09/25/2010          36,778             37,755
        SBA                                                   6.625%       11/25/2010          56,609             58,491
        SBA                                                   5.875%       03/25/2011          34,827             35,555
        SBA                                                   6.875%       07/25/2011          15,082             15,703
        SBA                                                   6.265%       09/25/2011         957,647          1,007,584
        SBA                                                   7.625%       11/25/2011           3,858              4,035
        SBA                                                   6.375%       05/25/2012          17,129             17,932
        SBA                                                   5.125%       11/25/2012          88,169             90,472
        SBA                                                   7.625%       12/25/2012          44,739             47,333
        SBA                                                   5.625%       01/25/2013          26,885             28,033
        SBA                                                   3.590%       02/25/2013         210,783            210,072
        SBA                                                   3.875%       03/25/2013         111,661            111,660
        SBA                                                   7.625%       06/25/2013           4,651              4,927
        SBA                                                   5.125%       07/25/2013         117,740            121,109
        SBA                                                   4.000%       01/25/2014          13,810             13,849
        SBA                                                   6.765%       05/25/2014         572,763            616,645
        SBA                                                   7.625%       05/25/2014          32,441             34,273
        SBA                                                   5.750%       06/25/2014           5,534              5,533
        SBA                                                   4.625%       07/25/2014         153,402            155,868


--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      43

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Small Business Administration-Pass-Through-Agency (SBA) (continued)
        SBA                                                   6.475%       07/25/2015    $     27,696       $     29,225
        SBA                                                   5.975%       11/25/2015          55,717             58,312
        SBA                                                   7.375%       11/25/2015          11,917             12,665
        SBA                                                   5.875%       03/25/2016         924,061            983,805
        SBA                                                   4.375%       04/25/2016          27,828             28,034
        SBA                                                   6.125%       07/25/2016          92,626             98,203
        SBA                                                   6.375%       07/25/2016         748,476            797,646
        SBA                                                   7.375%       08/25/2016          17,051             18,210
        SBA                                                   4.000%       03/25/2017          36,143             36,294
        SBA                                                   4.125%       07/25/2017          64,052             64,550
        SBA                                                   3.875%       09/25/2017          11,296             11,385
        SBA                                                   4.000%       12/25/2017         456,003            458,030
        SBA                                                   4.000%       02/25/2018          57,507             57,766
        SBA                                                   3.750%       08/25/2018         490,855            490,239
        SBA                                                   3.700%       01/25/2019          45,503             45,435
        SBA                                                   4.200%       05/25/2019          66,999             66,820
        SBA                                                   4.000%       06/25/2019         397,702            399,643
        SBA                                                   5.875%       06/25/2020         197,698            207,896
        SBA                                                   3.750%       09/25/2020          51,517             51,465
        SBA                                                   5.500%       12/25/2020          46,397             48,453
        SBA                                                   3.500%       04/25/2021         125,817            125,258
        SBA                                                   6.375%       04/25/2021          17,764             18,364
        SBA                                                   5.875%       07/25/2021          56,589             59,578
        SBA                                                   3.625%       10/25/2021         215,273            214,903
        SBA                                                   3.250%       09/25/2022          65,546             65,268
        SBA                                                   3.500%       07/25/2023         555,387            553,106
        SBA                                                   5.125%       07/25/2023          38,981             40,473
        SBA                                                   4.625%       02/25/2024         582,772            598,645
        SBA                                                   5.875%       03/25/2024         112,789            118,873
        SBA                                                   6.125%       08/25/2024          61,228             65,145
        SBA                                                   6.125%       10/25/2024          67,757             73,102
        SBA                                                   3.750%       11/25/2024         201,538            201,508
        SBA                                                   5.125%       12/25/2024          86,254             89,659
        SBA                                                   3.625%       01/25/2025         491,163            490,509
        SBA                                                   6.375%       02/25/2025          59,396             64,490
        SBA                                                   5.625%       06/25/2025          26,954             28,570
        SBA                                                   6.125%       09/25/2025         118,669            125,899
        SBA                                                   6.125%       10/25/2025          82,813             89,465
        SBA                                                   3.450%       03/25/2026         403,282            401,387
        SBA                                                   4.875%       05/25/2028         859,276            898,718
        SBA                                                   3.200%       02/25/2030         988,573            984,204
                                                                                                            ------------
                                                                                                              12,949,260

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $60,928,763)                                                         60,624,177
                                                                                                            ------------

SHORT-TERM INVESTMENTS (2.9%)

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005       1,826,919          1,826,919
        DATED 6/30/05 (Repurchase value $1,827,048                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,826,919)                                                      1,826,919
                                                                                                            ------------
TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $62,755,682)(1)                                                    62,451,096
                                                                                                            ------------
TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                       637,043
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 63,088,139
                                                                                                            ============

--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
44               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

U.S. AGENCY BONDS (82.4%)

Federal Home Loan Bank (FHLB) (30.3%)
        FHLB                                                  2.280%       08/15/2005    $ 25,000,000      $  25,000,000
        FHLB                                                  2.270%       09/30/2005      25,000,000         25,000,000
        FHLB                                                  2.400%       10/28/2005      25,000,000         25,000,000
        FHLB                                                  3.137%       11/22/2005      60,000,000         60,000,000
        FHLB                                                  2.850%       12/14/2005      25,000,000         25,000,000
        FHLB                                                  3.147%       01/12/2006      60,000,000         60,000,000
        FHLB                                                  3.127%       03/01/2006      50,000,000         50,000,000
        FHLB                                                  3.650%       06/05/2006      25,000,000         25,000,000
        FHLB                                                  3.197%       06/14/2006      60,000,000         60,000,000
        FHLB                                                  3.820%       07/20/2006      25,000,000         25,000,000
                                                                                                           -------------
                                                                                                             380,000,000

Federal Home Loan Mortgage Corp (FHLMC) (23.7%)
        FHLMC                                                 2.820%       07/06/2005      42,000,000         41,983,550
        FHLMC                                                 2.765%       07/12/2005      40,000,000         39,966,205
        FHLMC                                                 2.750%       07/19/2005      40,000,000         39,945,000
        FHLMC                                                 3.055%       08/12/2005      47,000,000         46,832,484
        FHLMC                                                 3.050%       08/15/2005      10,000,000          9,961,875
        FHLMC                                                 3.080%       08/30/2005      40,000,000         39,794,667
        FHLMC                                                 2.400%       10/11/2005      40,000,000         39,633,933
        FHLMC                                                 3.300%       10/31/2005      40,000,000         39,552,667
                                                                                                           -------------
                                                                                                             297,670,381
Federal National Mortgage Association (FNMA) (28.4%)
        FNMA                                                  2.790%       07/27/2005      40,000,000         39,919,400
        FNMA                                                  3.011%       08/03/2005      40,000,000         39,889,597
        FNMA                                                  3.060%       08/19/2005      36,390,000         36,238,436
        FNMA                                                  3.130%       09/07/2005      33,207,000         33,010,673
        FNMA                                                  3.160%       09/19/2005      39,490,000         39,212,692
        FNMA                                                  2.998%       09/28/2005      40,000,000         39,667,733
        FNMA                                                  3.250%       10/19/2005      40,000,000         39,602,778
        FNMA                                                  3.340%       11/23/2005      40,000,000         39,461,889
        FNMA                                                  3.150%       02/06/2006      25,000,000         25,000,000
        FNMA                                                  3.250%       03/17/2006      25,000,000         25,000,000
                                                                                                           -------------
                                                                                                             357,003,198

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,034,673,579)                                                   1,034,673,579
                                                                                                           -------------

SHORT-TERM INVESTMENTS (19.7%)

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005      42,597,437         42,597,437
        DATED 06/30/05 (Repurchase value $42,600,454
        collateralized by U.S. Government Agency Securities)

        WARBURG DILLON REED REPURCHASE AGREEMENT              3.200%       07/01/2005     205,000,000        205,000,000
        DATED 6/30/05 (Repurchase value $205,018,222                                                       -------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $247,597,437)                                                  247,597,437
TOTAL INVESTMENTS (102.1%) (IDENTIFIED COST $1,282,271,016)(1)                                             -------------
                                                                                                           1,282,271,016

TOTAL LIABILITIES LESS OTHER ASSETS (-2.1%)                                                                  (25,878,851)
                                                                                                           -------------
TOTAL NET ASSETS (100.0%)                                                                                 $1,256,392,165


--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      45

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (89.1%)

Accessor Funds
        High Yield Bond                                                           9.9%        128,493       $  1,401,863
        Intermediate Fixed-Income                                                 7.0          82,843            988,317
        Short-Intermediate Fixed-Income                                          40.6         483,393          5,747,541
        Mortgage Securities                                                       7.0          78,377            988,336
        U.S. Government Money                                                    24.6       3,484,213          3,484,213
                                                                                                            ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,722,046)                                                      12,610,270
                                                                                                            ------------

                                                            INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (10.0%)                                RATE            DATE           AMOUNT            VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $  1,415,784       $  1,415,784
        DATED 6/30/05 (Repurchase value $1,415,884                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,415,784)                                                      1,415,784
TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $14,137,830)(1)                                                  ------------
                                                                                                              14,026,054

TOTAL OTHER ASSETS LESS LIABILITIES (0.9%)                                                                       126,062
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 14,152,116
                                                                                                            ============

--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
46               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.2%)

Accessor Funds
        Growth                                                                   10.4%        129,368       $  2,944,418
        Value                                                                     8.8         123,205          2,475,183
        Small to Mid Cap                                                          4.6          50,024          1,297,628
        International Equity                                                      6.0         113,642          1,703,498
        High Yield Bond                                                           6.9         177,832          1,940,151
        Intermediate Fixed-Income                                                 7.9         187,335          2,234,909
        Short-Intermediate Fixed-Income                                          27.1         642,149          7,635,155
        Mortgage Securities                                                       8.1         180,475          2,275,795
        U.S. Government Money                                                    14.4       4,062,177          4,062,177
                                                                                                            ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $25,379,348)                                                      26,568,914

                                                            INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (5.6%)                                 RATE            DATE            AMOUNT           VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $  1,577,460       $  1,577,460
        DATED 6/30/05 (Repurchase value $1,577,572                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,577,460)                                                      1,577,460
                                                                                                            ------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $26,956,808)(1)                                                    28,146,374

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                        55,192
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 28,201,566
                                                                                                            ============



--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      47

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (91.3%)

Accessor Funds
        Growth                                                                   16.4%        433,395       $  9,864,062
        Value                                                                    15.0         446,604          8,972,277
        Small to Mid Cap                                                          8.2         189,396          4,912,932
        International Equity                                                      9.6         383,013          5,741,363
        High Yield Bond                                                           5.0         273,190          2,980,498
        Intermediate Fixed-Income                                                 8.7         438,545          5,231,839
        Short-Intermediate Fixed-Income                                          16.7         844,441         10,040,404
        Mortgage Securities                                                       5.9         278,445          3,511,191
        U.S. Government Money                                                     5.8       3,500,232          3,500,232
                                                                                                            ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $50,584,763)                                                      54,754,798
                                                                                                            ------------

                                                            INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (7.1%)                                 RATE            DATE            AMOUNT           VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $  4,285,613       $  4,285,613
        DATED 6/30/05 (Repurchase value $4,285,917                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,285,613)                                                      4,285,613
                                                                                                            ------------

TOTAL INVESTMENTS (98.4%) (IDENTIFIED COST $54,870,376)(1)                                                    59,040,411

TOTAL OTHER ASSETS LESS LIABILITIES (1.6%)                                                                       970,638
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 60,011,049
                                                                                                            ============

--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
48               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.1%)

Accessor Funds
        Growth                                                                   20.0%        814,430       $ 18,536,424
        Value                                                                    17.9         825,035         16,574,954
        Small to Mid Cap                                                         10.0         355,133          9,212,149
        International Equity                                                     11.9         733,095         10,989,092
        High Yield Bond                                                           5.0         425,663          4,643,983
        Intermediate Fixed-Income                                                 9.0         700,720          8,359,593
        Short-Intermediate Fixed-Income                                          15.1       1,170,482         13,917,026
        Mortgage Securities                                                       4.0         290,634          3,664,897
        U.S. Government Money                                                     1.2       1,120,815          1,120,815
                                                                                                            ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $80,326,551)                                                      87,018,933
                                                                                                            ------------

                                                            INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (5.9%)                                 RATE            DATE            AMOUNT           VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $  5,453,745       $  5,453,745
        DATED 6/30/05 (Repurchase value $5,454,131                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,453,745)                                                      5,453,745
                                                                                                            ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $85,780,296)(1)                                                   92,472,678

TOTAL LIABILITIES LESS OTHER ASSETS  (0.0%)                                                                       (1,789)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 92,470,889
                                                                                                            ============




--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      49

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.3%)

Accessor Funds
        Growth                                                                   26.0%        915,687       $ 20,841,032
        Value                                                                    24.6         980,932         19,706,921
        Small to Mid Cap                                                         13.5         418,881         10,865,775
        International Equity                                                     16.0         857,737         12,857,483
        High Yield Bond                                                           5.1         370,829          4,045,745
        Intermediate Fixed-Income                                                 5.1         339,455          4,049,694
        Short-Intermediate Fixed-Income                                           6.1         407,777          4,848,474
        U.S. Government Money                                                     0.9         703,708            703,708
                                                                                                            ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $70,532,505)                                                      77,918,832
                                                                                                            ------------

                                                            INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (3.2%)                                 RATE            DATE            AMOUNT           VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $  2,549,764       $  2,549,764
        DATED 6/30/05 (Repurchase value $2,549,945                                                          ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,549,764)                                                      2,549,764
                                                                                                            ------------

TOTAL INVESTMENTS (100.5%) (IDENTIFIED COST $73,082,269)(1)                                                   80,468,596

TOTAL LIABILITIES LESS OTHER ASSETS  (-0.5%)                                                                    (358,944)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 80,109,652
                                                                                                            ============

--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
50               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         ACCESSOR AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.3%)
Accessor Funds
        Growth                                                                   32.0%        515,156       $ 11,724,955
        Value                                                                    30.0         548,499         11,019,337
        Small to Mid Cap                                                         17.1         242,043          6,278,589
        International Equity                                                     20.2         492,907          7,388,669
        U.S. Government Money                                                     0.0              34                 34
                                                                                                            ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,624,478)                                                      36,411,584
                                                                                                            ------------

                                                            INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (1.0%)                                 RATE            DATE            AMOUNT           VALUE

        FIFTH THIRD REPURCHASE AGREEMENT                      2.550%       07/01/2005    $    366,592       $    366,592
        DATED 6/30/05 (Repurchase value $366,618                                                            ------------
        collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $366,592)                                                          366,592
                                                                                                            ------------

TOTAL INVESTMENTS (100.3%) (IDENTIFIED COST $32,991,070)(1)                                                   36,778,176

TOTAL LIABILITIES LESS OTHER ASSETS  (-0.3%)                                                                    (120,141)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 36,658,035
                                                                                                            ============

--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                      51

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                         SMALL TO
                                                                                       GROWTH            VALUE           MID CAP
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (Note 2)                                                    $ 129,796,080    $  98,954,015    $ 168,592,374
  Repurchase agreements                                                                 1,773,673        2,815,747        1,181,791
  TOTAL INVESTMENTS*                                                                  131,569,753      101,769,762      169,774,165
  Cash                                                                                          1                1                1
  Receivable for investments sold                                                       2,604,959               --        1,485,054
  Receivable for capital shares sold                                                      147,904          144,328          437,077
  Dividends and interest receivable                                                       120,303          125,020          151,882
  Prepaid expenses and other assets                                                        55,094           44,966           57,198
                                                                                    ------------------------------------------------
  TOTAL ASSETS                                                                        134,498,014      102,084,077      171,905,377
                                                                                    ------------------------------------------------
Liabilities:
  Payable for investments purchased                                                     3,568,263            4,670          642,576
  Payable for capital shares repurchased                                                        1               --            2,686
  Payable due to investment advisor (Note 3)                                               48,178           37,295           84,011
  Money managers fee payable (Note 3)                                                     139,765           23,264          143,592
  Payable for transfer agent fees (Note 3)                                                 24,249           20,426           24,648
  Payable for 12b-1 & administrative services fees (Note 3)                                29,792            7,251            7,050
  Payable futures contract settlement                                                          --           11,610               --
  Accrued expenses and other liabilities                                                   10,605           11,918           37,021
                                                                                    ------------------------------------------------
  TOTAL LIABILITIES                                                                     3,820,853          116,434          941,584
                                                                                    ------------------------------------------------
  NET ASSETS                                                                        $ 130,677,161    $ 101,967,643    $ 170,963,793
====================================================================================================================================
Net Assets Consist of:
  Paid-in capital**                                                                 $ 161,720,322    $ 117,270,642    $ 183,416,754
  Net unrealized appreciation (depreciation) of
    investments and other assets and liabilities                                       10,497,416       12,579,427       42,224,024
  Undistributed net investment income (loss)                                              (12,064)              26           61,875
  Accumulated net realized gain (loss) on investments,
    futures contracts, options, and foreign currencies                                (41,528,513)     (27,882,452)     (54,738,860)
                                                                                    ------------------------------------------------
  NET ASSETS                                                                        $ 130,677,161    $ 101,967,643    $ 170,963,793
====================================================================================================================================
Advisor Class
  Net assets                                                                        $ 124,138,569    $  95,248,959    $ 163,701,427
  Outstanding shares                                                                    5,453,224        4,740,455        6,311,379
  Net asset value, offering & redemption price per share                            $       22.76    $       20.09    $       25.94
====================================================================================================================================
Investor Class
  Net assets                                                                        $   2,701,147    $   2,465,050    $   4,469,136
  Outstanding shares                                                                      120,980          122,579          178,123
  Net asset value, offering & redemption price per share                            $       22.33    $       20.11    $       25.09
====================================================================================================================================
C Class
  Net assets                                                                        $   3,487,725    $   3,250,535    $   2,193,646
  Outstanding shares                                                                      155,230          161,907           86,514
  Net asset value, offering & redemption price per share(1)                         $       22.47    $       20.08    $       25.36
====================================================================================================================================
A Class
  Net assets                                                                        $     349,720    $   1,003,099    $     599,584
  Outstanding shares                                                                       15,404           49,981           23,284
  Net asset value, offering & redemption price per share(1)                         $       22.70    $       20.07    $       25.75
  Public offering price per share $                                                         24.08    $       21.29    $       27.32
====================================================================================================================================
  *Investments, at cost (Note 6)                                                    $ 121,072,337    $  89,166,435    $ 127,550,141


--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
52               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    INTERNATIONAL       HIGH YIELD      INTERMEDIATE
DESCRIPTION                                                                            EQUITY              BOND         FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (Note 2)                                                   $  94,598,764    $  51,705,142    $  56,227,184
   Repurchase agreements                                                                2,598,453        1,025,857          431,584
   TOTAL INVESTMENTS*                                                                  97,197,217       52,730,999       56,658,768
   Cash                                                                                       945                1                1
   Foreign currency, at value                                                              46,809               --               --
   Receivable for investments sold                                                             --           75,750               --
   Receivable for capital shares sold                                                      21,805           24,975           58,688
   Dividends and interest receivable                                                      215,497        1,030,526          681,991
   Receivable for tax reclaims                                                             48,187               --               --
   Prepaid expenses and other assets                                                       25,405           19,986           17,743
                                                                                    ------------------------------------------------
   TOTAL ASSETS                                                                        97,555,865       53,882,237       57,417,191
                                                                                    ------------------------------------------------
Liabilities:
   Payable for investments purchased                                                      962,237           75,000               --
   Payable for capital shares repurchased                                                  31,808           72,594              579
   Unrealized loss on foreign currency contract                                            29,402               --               --
   Payable due to investment advisor (Note 3)                                              42,983           15,783           15,792
   Money managers fee payable (Note 3)                                                    109,585           32,951           13,357
   Payable for transfer agent fees (Note 3)                                                14,485            6,590            9,518
   Payable for 12b-1 & administrative services fees (Note 3)                                5,197            4,906            4,951
   Accrued expenses and other liabilities                                                  61,053            6,473           17,566
                                                                                    ------------------------------------------------
   TOTAL LIABILITIES                                                                    1,256,750          214,297           61,763
                                                                                    ------------------------------------------------
   NET ASSETS                                                                       $  96,299,115    $  53,667,940    $  57,355,428
====================================================================================================================================
Net Assets Consist of:
   Paid-in capital**                                                                $ 120,049,948    $  54,855,944    $  56,948,812
   Net unrealized appreciation (depreciation)
     of investments and other assets and liabilities                                   19,807,404          470,431          551,470
   Undistributed net investment income (loss)                                           1,046,253          (26,398)        (110,337)
   Accumulated net realized gain (loss) on investments,
     futures contracts, options, and foreign currencies                               (44,604,490)      (1,632,037)         (34,517)
                                                                                    ------------------------------------------------
   NET ASSETS                                                                       $  96,299,115    $  53,667,940    $  57,355,428
====================================================================================================================================
Advisor Class
   Net assets                                                                       $  92,705,011    $  51,458,925    $  54,772,330
   Outstanding shares                                                                   6,185,722        4,717,544        4,592,160
   Net asset value, offering & redemption price per share                           $       14.99    $       10.91    $       11.93
====================================================================================================================================
Investor Class
   Net assets                                                                       $   1,115,109    $     468,678    $   1,610,194
   Outstanding shares                                                                      76,725           42,956          135,071
   Net asset value, offering & redemption price per share                           $       14.53    $       10.91    $       11.92
====================================================================================================================================
C Class
   Net assets                                                                       $   2,082,945    $   1,535,653    $     952,862
   Outstanding shares                                                                     141,937          140,940           79,939
   Net asset value, offering & redemption price per share(1)                        $       14.68    $       10.90    $       11.92
====================================================================================================================================
A Class
   Net assets                                                                       $     396,050    $     204,684    $      20,042
   Outstanding shares                                                                      26,554           18,774            1,682
   Net asset value, offering & redemption price per share(1)                        $       14.91    $       10.90    $       11.92
   Public offering price per share                                                  $       15.82    $       11.44    $       12.51

   *Investments, at cost (Note 6)                                                   $  77,360,411    $  52,260,568    $  56,107,298


--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ www.accessor.com                     53

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SHORT-INTERMEDIATE       MORTGAGE       U.S. GOVERNMENT
                                                                                 FIXED-INCOME        SECURITIES          MONEY
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (Note 2)                                              $    71,330,657    $   122,535,571    $ 1,034,673,579
  Repurchase agreements                                                             2,997,237         44,786,316        247,597,437
  TOTAL INVESTMENTS*                                                               74,327,894        167,321,887      1,282,271,016
  Cash                                                                                      1                  1                 --
  Receivable for investments sold and TBA sale commitments                                 --        461,352,572                497
  Receivable for capital shares sold                                                  915,768            145,056              4,511
  Dividends and interest receivable                                                   755,127            657,822          2,200,817
  Prepaid expenses and other assets                                                    31,048             52,480             67,857
  TBA purchase commitments, at value                                                       --        251,257,368                 --
                                                                              ------------------------------------------------------
  TOTAL ASSETS                                                                     76,029,838        880,787,186      1,284,544,698
                                                                              ------------------------------------------------------
Liabilities:
  Distributions payable                                                                    --                 --          2,588,398
  Payable for investments purchased and TBA commitments                                    --        494,827,536         25,000,000
  Payable for capital shares repurchased                                                   91                 --                 --
  Payable due to investment advisor (Note 3)                                           20,039             48,881             80,579
  Money managers fee payable (Note 3)                                                  18,196             94,102                 --
  Payable for transfer agent fees (Note 3)                                              8,608             25,315             91,990
  Payable for 12b-1 & administrative services fees (Note 3)                             7,392              4,343             10,625
  Payable for shareholder services fee                                                     --                 --            251,635
  Payable for futures contract settlement                                                  --             50,666                 --
  Put options written, at fair value (premium received $14,321)                            --             11,859                 --
  TBA sale commitments, at value                                                           --        222,824,341                 --
  Accrued expenses and other liabilities                                               11,114             22,858            129,306
                                                                              ------------------------------------------------------
  TOTAL LIABILITIES                                                                    65,440        717,909,901         28,152,533
                                                                              ------------------------------------------------------
  NET ASSETS                                                                  $    75,964,398    $   162,877,285    $ 1,256,392,165
====================================================================================================================================
Net Assets Consist of:
  Paid-in capital**                                                           $    78,338,151    $   162,431,034    $ 1,256,392,990
  Net unrealized appreciation (depreciation)
    of investments and other assets and liabilities                                  (746,693)           199,934                 --
  Undistributed net investment income (loss)                                           21,829           (140,490)              (784)
  Accumulated net realized gain (loss) on investments,
    futures contracts, options, and foreign currencies                             (1,648,889)           386,807                (41)
                                                                              ------------------------------------------------------
  NET ASSETS                                                                  $    75,964,398    $   162,877,285    $ 1,256,392,165
====================================================================================================================================
Advisor Class
  Net assets                                                                  $    69,693,920    $   159,994,273    $ 1,240,383,781
  Outstanding shares                                                                5,862,042         12,692,792      1,240,386,085
  Net asset value, offering & redemption price per share                      $         11.89    $         12.61    $          1.00
====================================================================================================================================
Investor Class
  Net assets                                                                  $     1,975,809    $     1,190,221    $    13,931,100
  Outstanding shares                                                                  166,278             94,468         13,930,907
  Net asset value, offering & redemption price per share                      $         11.88    $         12.60    $          1.00
====================================================================================================================================
C Class
  Net assets                                                                  $     4,273,488    $     1,554,101    $     1,912,731
  Outstanding shares                                                                  359,884            123,170          1,912,730
  Net asset value, offering & redemption price per share(1)                   $         11.87    $         12.62    $          1.00
====================================================================================================================================
A Class
  Net assets                                                                  $        21,181    $       138,690    $       164,553
  Outstanding shares                                                                    1,785             11,013            164,553
  Net asset value, offering & redemption price per share(1)                   $         11.87    $         12.59    $          1.00
  Public offering price per share                                             $         12.46    $         13.22    $          1.00

  *Investments, at cost (Note 6)                                              $    75,074,587    $   167,247,696    $ 1,282,271,016


--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
54               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                LIMITED
                                                                               DURATION
                                                                           U.S. GOVERNMENT
-------------------------------------------------------------------------------------------
Assets:
  Investments, at value (Note 2)                                              $ 60,624,177
  Repurchase agreements                                                          1,826,919
  TOTAL INVESTMENTS*                                                            62,451,096
  Cash                                                                                   1
  Dividends and interest receivable                                                727,207
  Prepaid expenses and other assets                                                  6,197
                                                                              -------------
  TOTAL ASSETS                                                                  63,184,501
Liabilities:
  Payable for capital shares repurchased                                            18,510
  Payable due to investment advisor (Note 3)                                         6,311
  Money managers fee payable (Note 3)                                               31,957
  Payable for transfer agent fees (Note 3)                                           7,786
  Accrued expenses and other liabilities                                            31,798
                                                                              -------------
  TOTAL LIABILITIES                                                                 96,362
                                                                              -------------
  NET ASSETS                                                                  $ 63,088,139
===========================================================================================
Net Assets Consist of:
  Paid-in capital**                                                           $ 63,451,508
  Net unrealized appreciation (depreciation)
    of investments and other assets and liabilities                               (304,586)
  Undistributed net investment income (loss)                                       (14,093)
  Accumulated net realized gain (loss) on investments,
    futures contracts, options, and foreign currencies                             (44,690)
                                                                              -------------
  NET ASSETS                                                                  $ 63,088,139
===========================================================================================
  Net assets                                                                  $ 63,088,139
  Outstanding shares                                                             5,287,371
  Net asset value, offering & redemption price per share                      $      11.93
===========================================================================================
  *Investments, at cost (Note 6)                                              $ 62,755,682

--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ www.accessor.com                     55

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          INCOME         INCOME &          BALANCED
                                                                                        ALLOCATION   GROWTH ALLOCATION    ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (Note 2)                                                       $ 12,610,270    $ 26,568,914    $ 54,754,798
  Repurchase agreements                                                                   1,415,784       1,577,460       4,285,613
  TOTAL INVESTMENTS*                                                                     14,026,054      28,146,374      59,040,411
  Cash                                                                                           --              --               1
  Receivable for capital shares sold                                                        229,487         107,546       1,090,318
  Dividends and interest receivable                                                           7,555           8,803           7,882
  Prepaid expenses and other assets                                                          12,056          12,055          12,698
                                                                                       ---------------------------------------------
  TOTAL ASSETS                                                                           14,275,152      28,274,778      60,151,310
                                                                                       ---------------------------------------------
Liabilities:
  Payable for capital shares repurchased                                                    117,787          59,979         111,828
  Payable due to investment advisor (Note 3)                                                  1,132           2,253           4,790
  Payable for 12b-1 & administrative services fees (Note 3)                                   3,558          10,980          15,664
  Accrued expenses and other liabilities                                                        559              --           7,979
                                                                                       ---------------------------------------------
  TOTAL LIABILITIES                                                                         123,036          73,212         140,261
                                                                                       ---------------------------------------------
  NET ASSETS                                                                           $ 14,152,116    $ 28,201,566    $ 60,011,049
====================================================================================================================================
Net Assets Consist of:
  Paid-in capital**                                                                    $ 14,263,003    $ 27,012,276    $ 55,850,673
  Net unrealized appreciation (depreciation) of
    investments, and other assets and liabilities                                          (111,776)      1,189,566       4,170,035
  Undistributed net investment income (loss)                                                  3,167           6,160          16,801
  Accumulated net realized gain (loss) on investments                                        (2,278)         (6,436)        (26,460)
                                                                                       ---------------------------------------------
  NET ASSETS                                                                           $ 14,152,116    $ 28,201,566    $ 60,011,049
====================================================================================================================================
Advisor Class
  Net assets                                                                           $  8,197,980    $ 13,402,535    $ 31,366,775
  Outstanding shares                                                                        543,887         875,633       2,043,853
  Net asset value, offering & redemption price per share                               $      15.07    $      15.31    $      15.35
====================================================================================================================================
Investor Class
  Net assets                                                                           $  3,690,460    $  2,904,125    $  9,546,216
  Outstanding shares                                                                        244,996         189,794         622,271
  Net asset value, offering & redemption price per share                               $      15.06    $      15.30    $      15.34
====================================================================================================================================
C Class
  Net assets                                                                           $  1,357,146    $  8,934,022    $ 13,974,907
  Outstanding shares                                                                         90,192         585,540         912,264
  Net asset value, offering & redemption price per share(1)                            $      15.05    $      15.26    $      15.32
====================================================================================================================================
A Class
  Net assets                                                                           $    906,530    $  2,960,884    $  5,123,151
  Outstanding shares                                                                         60,180         193,574         334,054
  Net asset value, offering & redemption price per share(1)                            $      15.06    $      15.30    $      15.34
  Public offering price per share                                                      $      15.81    $      16.23    $      16.28
====================================================================================================================================
  *Investments, at cost (Note 6)                                                       $ 14,137,830    $ 26,956,808    $ 54,870,376


--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
56               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                         AGGRESSIVE
                                                                                         GROWTH &         GROWTH           GROWTH
                                                                                   INCOME ALLOCATION     ALLOCATION      ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (Note 2)                                                       $ 87,018,933    $ 77,918,832    $ 36,411,584
  Repurchase agreements                                                                   5,453,745       2,549,764         366,592
  TOTAL INVESTMENTS*                                                                     92,472,678      80,468,596      36,778,176
  Cash                                                                                           --               1               1
  Receivable for capital shares sold                                                         83,484          81,407          89,938
  Dividends and interest receivable                                                           2,754           1,686              26
  Prepaid expenses and other assets                                                          14,385          13,060          11,613
                                                                                       ---------------------------------------------
  TOTAL ASSETS                                                                           92,573,301      80,564,750      36,879,754
                                                                                       ---------------------------------------------
Liabilities:
  Payable for capital shares repurchased                                                     44,679         403,702         205,204
  Payable due to investment advisor (Note 3)                                                  7,340           6,479           2,972
  Payable for 12b-1 & administrative services fees (Note 3)                                  31,417          25,345           8,821
  Accrued expenses and other liabilities                                                     18,976          19,572           4,722
                                                                                       ---------------------------------------------
  TOTAL LIABILITIES                                                                         102,412         455,098         221,719
                                                                                       ---------------------------------------------
  NET ASSETS                                                                           $ 92,470,889    $ 80,109,652    $ 36,658,035
====================================================================================================================================
Net Assets Consist of:
  Paid-in capital**                                                                    $ 85,758,958    $ 72,790,194    $ 33,116,413
  Net unrealized appreciation (depreciation) of
    investments, and other assets and liabilities                                         6,692,382       7,386,327       3,787,106
  Undistributed net investment income (loss)                                                 26,311          12,951             (12)
  Accumulated net realized gain (loss) on investments                                        (6,762)        (79,820)       (245,472)
                                                                                       ---------------------------------------------
  NET ASSETS                                                                           $ 92,470,889    $ 80,109,652    $ 36,658,035
====================================================================================================================================
Advisor Class
  Net assets                                                                           $ 42,329,954    $ 33,763,756    $ 18,181,789
  Outstanding shares                                                                      2,767,653       2,225,748       1,211,427
  Net asset value, offering & redemption price per share                               $      15.29    $      15.17    $      15.01
====================================================================================================================================
Investor Class
  Net assets                                                                           $  6,325,528    $  9,290,310    $ 10,152,670
  Outstanding shares                                                                        413,834         612,702         687,028
  Net asset value, offering & redemption price per share                               $      15.29    $      15.16    $      14.78
====================================================================================================================================
C Class
  Net assets                                                                           $ 29,633,854    $ 21,117,379    $  4,449,151
  Outstanding shares                                                                      1,943,521       1,397,352         301,978
  Net asset value, offering & redemption price per share(1)                            $      15.25    $      15.11    $      14.73
====================================================================================================================================
A Class
  Net assets                                                                           $ 14,181,553    $ 15,938,207    $  3,874,425
  Outstanding shares                                                                        929,126       1,050,943         259,283
  Net asset value, offering & redemption price per share(1)                            $      15.26    $      15.17    $      14.94
  Public offering price per share $                                                           16.19    $      16.10    $      15.85
====================================================================================================================================
  *Investments, at cost (Note 6)                                                       $ 85,780,296    $ 73,082,269    $ 32,991,070


--------------------------------------------------------------------------------
** The par value at each class of shares for each Fund is $0.001. Accessor Funds, Inc. is authorized to issue 15 billion shares of common stock.
(1) The redemption price per share excludes the applicable contingent deferred sales charge.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                (800) 759-3504 m www.accessor.com                             57

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                          SMALL TO     INTERNATIONAL
                                                                            GROWTH          VALUE         MID CAP         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends (net of foreign withholding taxes of
    $916 for Small to Mid Cap Fund and $208,031
    for International Equity Fund)                                     $    804,173    $  1,032,053    $  1,059,832    $  1,454,070
  Interest                                                                   15,534          27,879          12,990          22,348
  Commission recapture                                                           --           1,595              --              --
                                                                       ------------------------------------------------------------
  TOTAL INVESTMENT INCOME                                                   819,707       1,061,527       1,072,822       1,476,418
                                                                       ------------------------------------------------------------
Expenses:
  Management fees (Note 3)                                                  276,730         220,503         494,110         250,924
  Money managers fees (Note 3)                                              276,730          49,001         288,231         217,699
  Transfer agent & administration fees (Note 3)                              99,087          78,779         130,030          71,927
  Fund accounting fees                                                       19,300          15,998          32,854          21,982
  Legal fees                                                                  6,330           4,840           7,693           4,020
  Audit fees                                                                  6,695           4,959           7,439           3,968
  Custodian fees                                                              6,257           6,311          10,468          53,803
  Registration fees                                                          13,141          11,901          14,996          14,380
  Directors fees                                                                434             273             498             199
  Printing/postage expense                                                    2,181           1,636           2,429           1,289
  Other                                                                       2,143           1,573           2,474           1,605
  Distribution fees - Investor Class                                          3,393           2,974           4,691           1,444
  Distribution fees - C Class                                                16,292          14,766          10,011           9,036
  Distribution fees - A Class                                                   353           1,847           1,099             667
  Investor Class Only (Notes 2 and 3):
    Administrative services fees                                              2,715           2,379           4,128           1,155
                                                                       ------------------------------------------------------------
  GROSS EXPENSES                                                            731,781         417,740       1,011,151         654,098
    Custody Credits                                                              --              --            (204)            (10)
                                                                       ------------------------------------------------------------
  NET EXPENSES                                                              731,781         417,740       1,010,947         654,088
                                                                       ------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                               87,926         643,787          61,875         822,330
                                                                       ------------------------------------------------------------
Realized and Unrealized Gains (Losses):
  Net realized gain (loss) on:
    Investments                                                           3,255,293       2,764,492      11,620,153       1,298,059
    Futures                                                                      --          54,133              --              --
    Foreign exchange                                                             --              --              --         355,248
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                      (4,647,196)     (1,930,701)     (5,242,518)      3,730,883
  Change in unrealized appreciation (depreciation)
    of foreign currency                                                                                                  (7,508,722)
                                                                       ------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)                             (1,391,903)        887,924       6,377,635      (2,124,532)
                                                                       ------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                                    $ (1,303,977)   $  1,531,711    $  6,439,510    $ (1,302,202)
====================================================================================================================================










--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
58               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           SHORT-
                                                                                           HIGH YIELD   INTERMEDIATE    INTERMEDIATE
                                                                                              BOND      FIXED-INCOME    FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                                                $ 2,328,631    $ 1,733,774    $ 1,892,397
                                                                                          ------------------------------------------
  TOTAL INVESTMENT INCOME                                                                   2,328,631      1,733,774      1,892,397
                                                                                          ------------------------------------------
Expenses:
  Management fees (Note 3)                                                                     96,219         90,226        121,049
  Money managers fees (Note 3)                                                                 66,819         27,341         36,681
  Transfer agent & administration fees (Note 3)                                                37,590         39,626         50,859
  Fund accounting fees                                                                         10,740         12,598         13,591
  Legal fees                                                                                    4,959          4,440          4,018
  Audit fees                                                                                    3,720          3,720          3,224
  Custodian fees                                                                                2,196          2,715          2,284
  Registration fees                                                                            13,508         13,381         13,135
  Directors fees                                                                                  496            422            311
  Printing/postage expense                                                                      1,240          1,240          1,091
  Other                                                                                         1,994          1,842          1,794
  Distribution fees - Investor Class                                                            1,026          1,517          2,205
  Distribution fees - C Class                                                                   7,632          4,342         20,098
  Distribution fees - A Class                                                                     212             91             26
  Investor Class Only (Notes 2 and 3):
    Administrative services fees                                                                  821          1,213          1,764
                                                                                          ------------------------------------------
  GROSS EXPENSES                                                                              249,172        204,714        272,130
    Custody Credits                                                                              (163)           (49)          (352)
                                                                                          ------------------------------------------
  NET EXPENSES                                                                                249,009        204,665        271,778
                                                                                          ------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                                              2,079,622      1,529,109      1,620,619
                                                                                          ------------------------------------------
Realized and Unrealized Gains (Losses):
  Net realized gain (loss) on:
    Investments                                                                              (683,237)      (145,274)      (326,233)
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                                        (1,158,782)       557,605       (241,231)
                                                                                          ------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)                                               (1,842,019)       412,331       (567,464)
                                                                                          ------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                                                       $   237,603    $ 1,941,440    $ 1,053,155
====================================================================================================================================





--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                   (800) 759-3504 ~ www.accessor.com                          59

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                MORTGAGE         LIMITED DURATION    U.S. GOVERNMENT
                                                                               SECURITIES         U.S. GOVERNMENT         MONEY
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                                    $ 3,673,680           $ 925,565          $ 15,858,447
                                                                              ------------------------------------------------------
  TOTAL INVESTMENT INCOME                                                       3,673,680             925,565            15,858,447
                                                                              ------------------------------------------------------
Expenses:
  Management fees (Note 3)                                                        295,600              37,493               473,861
  Money managers fees (Note 3)                                                    189,017              62,487                    --
  Transfer agent & administration fees (Note 3)                                   116,891              26,805               339,767
  Fund accounting fees                                                             43,639              13,706               169,984
  Legal fees                                                                       14,876               4,440                96,612
  Audit fees                                                                       11,157               3,720                72,091
  Custodian fees                                                                   26,593               2,767                20,056
  Registration fees                                                                13,888              18,100                20,857
  Directors fees                                                                    1,537                 422                 9,072
  Printing/postage expense                                                          3,768               1,240                24,521
  ACM Administrative Plan fees                                                         --                  --             1,480,808
  Other                                                                             4,583               1,842                26,363
  Distribution fees - Investor Class                                                1,544                 n/a                16,040
  Distribution fees - C Class                                                       7,343                 n/a                 5,597
  Distribution fees - A Class                                                         111                 n/a                    65
  Investor Class Only (Note 2 and 3):
    Administrative services fees                                                    1,544                 n/a                16,715
                                                                              ------------------------------------------------------
  GROSS EXPENSES                                                                  732,091             173,022             2,772,409
    Custody Credits                                                                (1,967)                 (4)                 (105)
                                                                              ------------------------------------------------------
  NET EXPENSES                                                                    730,124             173,018             2,772,304
                                                                              ------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                                  2,943,556             752,547            13,086,143
                                                                              ------------------------------------------------------
Realized and Unrealized Gains (Losses):
  Net realized gain (loss) on:
    Investments                                                                   832,965             (33,219)                   --
    Futures                                                                      (265,523)                 --                    --
    Written Options                                                               (20,155)                 --                    --
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilit                                 (967,245)           (128,914)                   --
                                                                              ------------------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)                                     (419,958)           (162,133)                   --
                                                                              ------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                                           $ 2,523,598           $ 590,414          $ 13,086,143
====================================================================================================================================












--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
60               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       INCOME       INCOME & GROWTH       BALANCED
                                                                                     ALLOCATION        ALLOCATION        ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investment company shares                                            $ 245,690         $ 393,628         $ 644,613
  Interest                                                                               38,956            43,389            72,853
                                                                                      ----------------------------------------------
  TOTAL INVESTMENT INCOME                                                               284,646           437,017           717,466
                                                                                      ----------------------------------------------
Expenses:
  Management fees (Note 3)                                                                6,740            13,390            27,254
  Transfer agent and administration fees (Note 3)                                         4,252             4,681             9,491
  Fund accounting fees                                                                    2,965             6,157             9,346
  Legal fees                                                                                217               433               859
  Audit fees                                                                              1,812             3,636             7,087
  Custodian fees                                                                            148               385               393
  Registration fees                                                                      11,918            13,519            16,063
  Directors fees                                                                            124               245               486
  Printing/postage expense                                                                  357               735             1,489
  Insurance expense                                                                         627             1,287             2,477
  Corporate expense                                                                       1,100             1,100             1,100
  Distribution fees - Investor Class                                                      4,324             4,338             9,771
  Distribution fees - C Class                                                             6,773            39,717            64,326
  Distribution fees - A Class                                                               905             4,495             8,442
  Investor Class Only (Notes 2 and 3):
    Administrative services fees                                                          4,324             4,338             9,380
                                                                                      ----------------------------------------------
  GROSS EXPENSES                                                                         46,586            98,456           167,964
    Less expenses paid directly by the Advisor                                          (16,780)          (18,788)          (21,537)
                                                                                      ----------------------------------------------
  NET EXPENSES                                                                           29,806            79,668           146,427
                                                                                      ----------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                                          254,840           357,349           571,039
                                                                                      ----------------------------------------------
Realized and Unrealized Gains (Losses):
  Realized gain (loss) on sales of investment
    company shares                                                                          170            (2,841)               --
  Realized gain distributions from investment
    company shares                                                                        3,169             7,166            16,774
  Change in unrealized appreciation (depreciation)
    of investments                                                                      (88,825)         (105,019)          (34,390)
                                                                                      ----------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)                                            (85,486)         (100,694)          (17,616)
                                                                                      ----------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS                                             $ 169,354         $ 256,655         $ 553,423
====================================================================================================================================








--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                        (800) 759-3504 ~ www.accessor.com                     61

================================================================================
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           GROWTH &                 GROWTH         AGGRESSIVE GROWTH
                                                                       INCOME ALLOCATION          ALLOCATION           ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investment company shares                                $ 911,925               $ 550,339               $ 107,484
  Interest                                                                   72,250                  36,955                   4,739
                                                                          ----------------------------------------------------------
  TOTAL INVESTMENT INCOME                                                   984,175                 587,294                 112,223
                                                                          ----------------------------------------------------------
Expenses:
  Management fees (Note 3)                                                   41,078                  36,061                  16,663
  Transfer agent and administration fees (Note 3)                             6,461                  11,624                  12,315
  Fund accounting fees                                                       10,601                   8,280                   5,984
  Legal fees                                                                  1,285                   1,127                     522
  Audit fees                                                                 10,485                   9,254                   4,283
  Custodian fees                                                                763                     520                     310
  Registration fees                                                          19,773                  16,325                  13,299
  Directors fees                                                                722                     637                     295
  Printing/postage expense                                                    2,337                   2,192                   1,041
  Insurance expense                                                           3,716                   3,250                   1,498
  Corporate expense                                                           1,100                   1,100                   1,100
  Distribution fees - Investor Class                                          7,557                  11,658                  12,268
  Distribution fees - C Class                                               130,384                  89,737                  19,989
  Distribution fees - A Class                                                21,570                  23,019                   5,294
  Investor Class Only (Notes 2 and 3):
    Administrative services fees                                              6,348                  11,191                  12,268
                                                                          ----------------------------------------------------------
  GROSS EXPENSES                                                            264,180                 225,975                 107,129
    Less expenses paid directly by the Advisor                              (16,165)                (18,248)                (23,984)
                                                                          ----------------------------------------------------------
  NET EXPENSES                                                              248,015                 207,727                  83,145
                                                                          ----------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                              736,160                 379,567                  29,078
                                                                          ----------------------------------------------------------
Realized and Unrealized Gains (Losses):
  Realized gain (loss) on sales of investment
    company shares                                                               --                      --                   9,430
  Realized gain distributions from investment
    company shares                                                           26,288                  12,984                      --
  Change in unrealized appreciation (depreciation)
    of investments                                                           38,255                 139,432                 110,574
                                                                          ----------------------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)                                 64,543                 152,416                 120,004
                                                                          ----------------------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS                                 $ 800,703               $ 531,983               $ 149,082
====================================================================================================================================
















--------------------------------------------------------------------------------
PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
62               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                GROWTH                           VALUE
                                                                   -----------------------------------------------------------------
                                                                     PERIOD ENDED     YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                                   JUNE 30, 2005(1)  DEC. 31, 2004   JUNE 30, 2005(1)  DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                            $      87,926    $     602,760     $    643,787     $  1,107,498
  Net realized gain (loss) on investments and
    futures                                                            3,255,293        7,886,331        2,818,625        4,948,120
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                   (4,647,196)       3,697,669       (1,930,701)       6,733,581
                                                                   -----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS                             (1,303,977)      12,186,760        1,531,711       12,789,199

Distributions From:
  Net investment income
    Advisor Class                                                       (303,347)        (390,809)        (706,926)        (990,959)
    Investor Class                                                        (2,799)            (862)         (13,303)         (13,449)
    C share Class                                                             --               --           (8,776)          (4,171)
    A share Class                                                           (242)            (254)          (6,187)          (7,488)
                                                                        (306,388)        (391,925)        (735,192)      (1,016,067)
                                                                   -----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                       (306,388)        (391,925)        (735,192)      (1,016,067)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                         20,628,398       33,656,742       14,135,456       35,408,658
  Reinvestment of distributions                                          107,616          144,894          150,681          220,165
  Cost of redemptions                                                 (7,747,742)     (26,854,631)     (13,804,286)     (21,774,258)
                                                                   -----------------------------------------------------------------
  NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS                                                      12,988,272        6,947,005          481,851       13,854,565
                                                                   -----------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                        11,377,907       18,741,840        1,278,370       25,627,697

Net Assets:
  Beginning of period                                                119,299,254      100,557,414      100,689,273       75,061,576
                                                                   -----------------------------------------------------------------
  End of period                                                      130,677,161      119,299,254      101,967,643      100,689,273
====================================================================================================================================

  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                       $     (12,064)   $     206,398     $         26     $     91,431




--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                          (800) 759-3504 ~ www.accessor.com                   63

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                         SMALL TO MID CAP                INTERNATIONAL EQUITY
                                                                   -----------------------------------------------------------------
                                                                    PERIOD ENDED      YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                                   JUNE 30, 2005(1)  DEC. 31, 2004   JUNE 30, 2005(1)  DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss)                                     $      61,875    $    (171,550)   $     822,330     $    841,691
  Net realized gain (loss) on investments
    and foreign currency                                              11,620,153       17,058,834        1,653,307          596,269
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                   (5,242,518)       9,640,965       (3,777,839)      12,296,460
                                                                   -----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS                              6,439,510       26,528,249       (1,302,202)      13,734,420

Distributions From:
  Net investment income
    Advisor Class                                                             --           (3,404)              --         (299,181)
    Investor Class                                                            --               --               --               --
    C share Class                                                             --               --               --               --
    A share Class                                                             --               --               --             (657)
                                                                   -----------------------------------------------------------------
                                                                              --           (3,404)              --         (299,838)
                                                                   -----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                             --           (3,404)              --         (299,838)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                         21,898,266       47,006,461       14,645,783       21,950,325
  Reinvestment of distributions                                               --            1,408               --           71,948
  Cost of redemptions                                                (27,727,352)     (43,332,568)      (8,101,317)     (15,844,301)
                                                                   -----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM CAPITAL SHARE
    TRANSACTIONS                                                      (5,829,086)       3,675,300        6,544,466        6,177,972
                                                                   -----------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                           610,424       30,200,145        5,242,264       19,612,554

Net Assets:
  Beginning of period                                                170,353,369      140,153,224       91,056,851       71,444,297
                                                                   -----------------------------------------------------------------
  End of period                                                      170,963,793      170,353,369       96,299,115       91,056,851
====================================================================================================================================

  UNDISTRIBUTED NET INVESTMENT INCOME                              $      61,875    $          --    $   1,046,253    $     223,923









--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
64             SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           HIGH YIELD BOND              INTERMEDIATE FIXED-INCOME
                                                                    ----------------------------------------------------------------
                                                                     PERIOD ENDED     YEAR ENDED       PERIOD ENDED     YEAR ENDED
                                                                    JUNE 30, 2005(1) DEC. 31, 2004    JUNE 30, 2005(1) DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                             $  2,079,622     $  4,350,729     $  1,529,109     $  2,339,075
  Net realized gain (loss) on investments                               (683,237)       1,589,499         (145,274)         489,198
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                   (1,158,782)      (1,219,710)         557,605         (978,267)
                                                                    ----------------------------------------------------------------
  NET INCREASE FROM OPERATIONS                                           237,603        4,720,518        1,941,440        1,850,006

Distributions From:
  Net investment income
    Advisor Class                                                     (2,071,571)      (4,118,295)      (1,628,186)      (2,085,472)
    Investor Class                                                       (30,586)         (59,430)         (36,307)        (166,729)
    C share Class                                                        (53,349)        (109,583)         (22,890)         (31,555)
    A share Class                                                         (6,937)          (6,998)          (1,762)          (1,594)
                                                                    ----------------------------------------------------------------
                                                                      (2,162,443)      (4,294,306)      (1,689,145)      (2,285,350)
  Net realized gain
    Advisor Class                                                             --               --         (174,249)        (307,965)
    Investor Class                                                            --               --           (5,123)         (28,074)
    C share Class                                                                                           (3,031)          (6,233)
    A share Class                                                             --               --              (64)            (322)
                                                                              --               --         (182,467)        (342,594)
                                                                    ----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                     (2,162,443)      (4,294,306)      (1,871,612)      (2,627,944)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                          8,438,858       26,345,745        8,686,466       31,149,767
  Reinvestment of distributions                                          301,838          563,211          602,112          967,010
  Cost of redemptions                                                 (7,415,117)     (26,501,277)      (5,440,062)     (23,066,050)
                                                                    ----------------------------------------------------------------
  NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS                                                       1,325,579          407,679        3,848,516        9,050,727
                                                                    ----------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                               (599,261)         833,891        3,918,344        8,272,789

Net Assets:
  Beginning of period                                                 54,267,201       53,433,310       53,437,084       45,164,295
                                                                    ----------------------------------------------------------------
  End of period                                                       53,667,940       54,267,201       57,355,428       53,437,084
====================================================================================================================================

  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                        $    (26,398)    $     56,423     $   (110,337)    $     49,699










--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                          (800) 759-3504 ~ www.accessor.com                   65

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SHORT-INTERMEDIATE FIXED-INCOME        MORTGAGE SECURITIES
                                                                   -----------------------------------------------------------------
                                                                    PERIOD ENDED     YEAR ENDED       PERIOD ENDED     YEAR ENDED
                                                                   JUNE 30, 2005(1) DEC. 31, 2004    JUNE 30, 2005(1) DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                            $   1,620,619    $   3,137,610    $   2,943,556    $   5,960,089
  Net realized gain (loss) on investments, futures,
    and written options                                                 (326,233)        (706,364)         547,287          687,095
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                     (241,231)        (935,598)        (967,245)        (446,271)
                                                                   -----------------------------------------------------------------
  NET INCREASE FROM OPERATIONS                                         1,053,155        1,495,648        2,523,598        6,200,913

Distributions From:
  Net investment income
    Advisor Class                                                     (1,545,324)      (2,859,833)      (3,115,062)      (5,816,406)
    Investor Class                                                       (37,158)        (129,882)         (20,712)         (41,029)
    C share Class                                                        (73,803)        (111,129)         (21,899)         (25,247)
    A share Class                                                           (454)            (337)          (1,666)          (1,871)
                                                                   -----------------------------------------------------------------
                                                                      (1,656,739)      (3,101,181)      (3,159,339)      (5,884,553)
  Net realized gain
    Advisor Class                                                             --               --               --         (876,977)
    Investor Class                                                            --               --               --           (6,801)
    C share Class                                                             --               --               --           (5,340)
    A share Class                                                             --               --               --             (374)
                                                                   -----------------------------------------------------------------
                                                                              --               --               --         (889,492)
                                                                   -----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                     (1,656,739)      (3,101,181)      (3,159,339)      (6,774,045)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                         12,725,211       37,964,977        9,369,873       29,252,526
  Reinvestment of distributions                                          286,755          581,133          447,798        1,072,519
  Cost of redemptions                                                (10,380,174)     (53,324,968)     (12,529,305)     (25,659,156)
                                                                   -----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM CAPITAL
    SHARE TRANSACTIONS                                                 2,631,792      (14,778,858)      (2,711,634)       4,665,889
                                                                   -----------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                              2,028,208      (16,384,391)      (3,347,375)       4,092,757

Net Assets:
  Beginning of period                                                 73,936,190       90,320,581      166,224,660      162,131,903
                                                                   -----------------------------------------------------------------
  End of period                                                       75,964,398       73,936,190      162,877,285      166,224,660
====================================================================================================================================

  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                       $      21,829    $      57,949    $    (140,490)   $      75,293









--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
66             SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      LIMITED DURATION U.S. GOVT.      U.S. GOVERNMENT MONEY
                                                                   ----------------------------------------------------------------
                                                                     PERIOD ENDED    PERIOD ENDED    PERIOD ENDED     YEAR ENDED
                                                                   JUNE 30, 2005(1) DEC. 31, 2004(2) JUNE 30, 2005(1) DEC. 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                            $    752,547     $    432,136   $   13,086,143   $    10,741,196
  Net realized gain (loss) on investments, futures
    and options                                                         (33,219)         (11,714)              --             2,333
  Change in unrealized appreciation (depreciation)
    of investments and other assets and liabilities                    (128,914)        (175,672)              --                --
                                                                   ----------------------------------------------------------------
  NET INCREASE FROM OPERATIONS                                          590,414          244,750       13,086,143        10,743,529

Distributions From:
  Net investment income
  Limited Duration U.S. Government Fund                                (757,197)        (441,336)             n/a               n/a
  U.S. Government Money Fund
    Advisor Class                                                           n/a              n/a      (12,957,323)      (10,642,192)
    Investor Class                                                          n/a              n/a         (115,490)          (89,243)
    C Class                                                                 n/a              n/a          (13,435)           (9,563)
    A Class                                                                 n/a              n/a             (679)             (198)
                                                                   ----------------------------------------------------------------
                                                                       (757,197)        (441,336)     (13,086,927)      (10,741,196)
                                                                   ----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                      (757,197)        (441,336)     (13,086,927)      (10,741,196)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                        10,245,049       66,125,256    1,269,724,402     2,312,006,942
  Reinvestment of distributions                                          19,440           11,293          390,564           282,353
  Cost of redemptions                                                (5,973,028)      (6,976,502)  (1,288,513,218)   (2,229,365,563)
                                                                   ----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM CAPITAL
    SHARE TRANSACTIONS                                                4,291,461       59,160,047      (18,397,468)       82,923,732
                                                                   ----------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                             4,124,678       58,963,461      (18,398,252)       82,926,065

Net Assets:
  Beginning of period                                                58,963,461               --    1,274,790,417     1,191,864,352
                                                                   ----------------------------------------------------------------
  End of period                                                      63,088,139       58,963,461    1,256,392,165     1,274,790,417
===================================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                         $    (14,093)    $     (9,443)  $         (784)  $            --

--------------------------------------------------------------------------------
(1)  Unaudited.
(2)  Shares commenced 7/6/2004.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
                          (800) 759-3504 ~ www.accessor.com                   67

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          INCOME ALLOCATION           INCOME & GROWTH ALLOCATION
                                                                    ----------------------------------------------------------------
                                                                     PERIOD ENDED     YEAR ENDED     PERIOD ENDED      YEAR ENDED
                                                                    JUNE 30, 2005(1) DEC. 31, 2004  JUNE 30, 2005(1)  DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                             $    254,840     $    380,965       $  357,349      $   488,555
  Net realized gain (loss) on investments                                  3,339           13,604            4,325           31,092
  Change in unrealized appreciation (depreciation)
    of investments                                                       (88,825)         (81,494)        (105,019)         796,618
                                                                    ----------------------------------------------------------------
  NET INCREASE FROM OPERATIONS                                           169,354          313,075          256,655        1,316,265

Distributions From:
  Net investment income
    Advisor Class                                                       (159,766)        (242,638)        (198,824)        (284,069)
    Investor Class                                                       (61,140)         (86,505)         (41,136)         (90,530)
    C share Class                                                        (20,368)         (32,764)         (86,178)         (72,613)
    A share Class                                                        (14,348)         (15,025)         (35,976)         (37,584)
                                                                    ----------------------------------------------------------------
                                                                        (255,622)        (376,932)        (362,114)        (484,796)
  From net realized gain
    Advisor Class                                                         (2,333)         (21,125)          (4,543)         (12,788)
    Investor Class                                                        (1,086)          (8,969)            (967)          (4,872)
    C share Class                                                           (402)          (4,322)          (3,093)          (6,842)
    A share Class                                                           (201)          (1,653)          (1,062)          (2,378)
                                                                    ----------------------------------------------------------------
                                                                          (4,022)         (36,069)          (9,665)         (26,880)
                                                                    ----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                       (259,644)        (413,001)        (371,779)        (511,676)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                          3,524,085        4,901,940        7,256,012       16,158,291
  Reinvestment of distributions                                          147,561          253,477          240,724          328,800
  Cost of redemptions                                                 (2,214,945)      (3,194,923)      (5,250,068)      (5,000,436)
                                                                    ----------------------------------------------------------------
  NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS                                                       1,456,701        1,960,494        2,246,668       11,486,655
                                                                    ----------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                         1,366,411        1,860,568        2,131,544       12,291,244

Net Assets:
  Beginning of period                                                 12,785,705       10,925,137       26,070,022       13,778,778
                                                                    ----------------------------------------------------------------
  End of period                                                       14,152,116       12,785,705       28,201,566       26,070,022
====================================================================================================================================

  UNDISTRIBUTED NET INVESTMENT INCOME                               $      3,167     $        780     $      6,160     $      3,759








--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
68             SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          BALANCED ALLOCATION          GROWTH & INCOME ALLOCATION
                                                                    ----------------------------------------------------------------
                                                                     PERIOD ENDED     YEAR ENDED       PERIOD ENDED     YEAR ENDED
                                                                    JUNE 30, 2005(1) DEC. 31, 2004    JUNE 30, 2005(1) DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income                                             $    571,039     $    736,220     $    736,160     $    911,488
  Net realized gain (loss) on investments                                 16,774          (25,856)          26,288           83,283
  Change in unrealized appreciation (depreciation)
    of investments                                                       (34,390)       2,944,593           38,255        4,882,073
  NET INCREASE (DECREASE) FROM OPERATIONS                                553,423        3,654,957          800,703        5,876,844

Distributions From:
  Net investment income
    Advisor Class                                                       (367,145)        (457,428)        (423,340)        (541,383)
    Investor Class                                                       (80,687)        (109,177)         (50,716)         (67,546)
    C share Class                                                       (100,485)         (97,263)        (164,452)        (150,950)
    A share Class                                                        (53,214)         (41,833)        (119,957)        (129,281)
                                                                    ----------------------------------------------------------------
                                                                        (601,531)        (705,701)        (758,465)        (889,160)
  Net realized gain
    Advisor Class                                                             --           (6,898)         (10,514)         (38,813)
    Investor Class                                                            --           (2,325)          (1,571)          (7,022)
    C share Class                                                             --           (2,470)          (7,361)         (24,609)
    A share Class                                                             --             (751)          (3,523)         (12,078)
                                                                    ----------------------------------------------------------------
                                                                              --          (12,444)         (22,969)         (82,522)
                                                                    ----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                       (601,531)        (718,145)        (781,434)        (971,682)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                         16,005,377       26,568,551       23,430,419       43,201,917
  Reinvestment of distributions                                          487,425          561,684          693,470          854,701
  Cost of redemptions                                                 (7,553,188)     (10,763,515)      (6,184,183)      (8,842,722)
                                                                    ----------------------------------------------------------------
  NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS                                                       8,939,614       16,366,720       17,939,706       35,213,896
                                                                    ----------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                         8,891,506       19,303,532       17,958,975       40,119,058

Net Assets:
  Beginning of period                                                 51,119,543       31,816,011       74,511,914       34,392,856
                                                                    ----------------------------------------------------------------
  End of period                                                       60,011,049       51,119,543       92,470,889       74,511,914
====================================================================================================================================

  UNDISTRIBUTED NET INVESTMENT INCOME                               $     16,801     $     30,519     $     26,311     $     22,328













--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
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

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          GROWTH ALLOCATION           AGGRESSIVE GROWTH ALLOCATION
                                                                    ----------------------------------------------------------------
                                                                     PERIOD ENDED     YEAR ENDED       PERIOD ENDED     YEAR ENDED
                                                                    JUNE 30, 2005(1) DEC. 31, 2004    JUNE 30, 2005(1) DEC. 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss)                                      $    379,567     $    553,272     $     29,078     $     29,159
  Net realized gain (loss) on investments                                 12,984          (15,032)           9,430            1,101
  Change in unrealized appreciation (depreciation)
    of investments                                                       139,432        6,313,150          110,574        3,682,448
                                                                    ----------------------------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS                                531,983        6,851,390          149,082        3,712,708

Distributions From:
  Net investment income
    Advisor Class                                                       (227,811)        (348,171)         (27,085)         (20,721)
    Investor Class                                                       (43,941)         (67,023)          (3,768)          (2,726)
    C share Class                                                        (46,893)         (42,736)              --               --
    A share Class                                                        (76,620)         (80,202)          (2,396)          (1,553)
                                                                    ----------------------------------------------------------------
                                                                        (395,265)        (538,132)         (33,249)         (25,000)
                                                                    ----------------------------------------------------------------
  NET DECREASE FROM DISTRIBUTIONS                                       (395,265)        (538,132)         (33,249)         (25,000)

Capital Share Transactions (Note 4):
  Proceeds from subscriptions                                         18,093,627       28,654,621        7,493,667       11,319,103
  Reinvestment of distributions                                          368,405          498,760           30,930           23,412
  Cost of redemptions                                                 (5,576,976)      (8,698,789)      (2,203,035)      (4,121,307)
                                                                    ----------------------------------------------------------------
  NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS                                                      12,885,056       20,454,592        5,321,562        7,221,208
                                                                    ----------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                        13,021,774       26,767,850        5,437,395       10,908,916

Net Assets:
  Beginning of period                                                 67,087,878       40,320,028       31,220,640       20,311,724
                                                                    ----------------------------------------------------------------
  End of period                                                       80,109,652       67,087,878       36,658,035       31,220,640
====================================================================================================================================
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                        $     12,951     $     15,665     $        (12)    $      4,159











--------------------------------------------------------------------------------
(1)  Unaudited.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
================================================================================
70             SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION |
---------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified investment funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following 16 funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor
Income & Growth  Allocation Fund,  Accessor Balanced  Allocation Fund,  Accessor
Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (except the Limited Duration Fund which only offers one class of shares) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

-----------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
----------------------------------- The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation
Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to these estimates and assumptions.

>  SECURITY VALUATION
Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. EST except for the Money Fund and the Allocation Funds which are calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time under these circumstances. The Funds generally value their securities using market quotations obtained from a pricing service.
     Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices.
     Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange market for which the security is principally traded (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted,
(iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies


--------------------------------------------------------------------------------
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
================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the fund's net asset value calculation.

>  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

>  FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     The  Funds  do not  isolate  that  portion  of the  results  of  operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

>  OFF-BALANCE SHEET RISK
The Funds (other than the Limited Duration, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

>  FUTURES CONTRACTS
The Funds (other than the Limited Duration, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

--------------------------------------------------------------------------------
72                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

>  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.
     Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

>  OPTIONS TRANSACTIONS
The Funds (other than the Limited Duration, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

>  REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase securities' - generally securities of the U.S. Government, its agencies or instrumentalities' - subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     73

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     Set forth below is the collateral for each Fund's Repurchase Agreement(s) on June 30, 2005:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 COLLATERAL
                                                       -----------------------------------------------------------------------------
                                                                       INTEREST RATE      MATURITY DATE
                       ISSUER OF                                        (RANGE OF           (RANGE OF
                       REPURCHASE                                        INTEREST            MATURITY                 MARKET
FUND                   AGREEMENT                 PAR    ISSUER(S)         RATES)              DATES)                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
Growth                Fifth Third Bank     $  1,773,673   FHLMC            5.50%             05/01/33             $  1,827,548
Value                 Fifth Third Bank        2,815,747   FHLMC            5.50%             05/01/33                2,900,585
Small to Mid Cap      Fifth Third Bank        1,181,791   FHLMC            5.50%             05/01/33                1,217,444
International Equity  Fifth Third Bank        2,598,453   FHLMC            5.50%             05/01/33                2,676,719
High Yield Bond       Fifth Third Bank        1,025,857   FHLMC            5.50%             05/01/33                1,057,145
Intermediate
  Fixed-Income        Fifth Third Bank          431,584   FHLMC            5.50%             05/01/33                  444,968
Short-Intermediate
  Fixed-Income        Fifth Third Bank        2,997,237   FHLMC            5.50%             05/01/33                3,087,831
Mortgage Securities   Fifth Third Bank       44,786,316   FNMA             4.50%             05/01/18               46,130,585
U.S. Government
  Money               Fifth Third Bank       42,597,437   FNMA             5.50%             04/01/33               43,875,898
                      Warburg Dillon Reed   209,362,000   FNMA DN          0.00%             07/06/05              209,245,352
Limited Duration
  U.S. Government     Fifth Third Bank        1,826,919   FHLMC      5.50%-7.00%    05/01/18-05/01/33                1,881,565
Income Allocation     Fifth Third Bank        1,415,784   FHLMC            5.50%             05/01/33                1,458,584
Income and Growth
  Allocation          Fifth Third Bank        1,577,460   FHLMC            5.50%             05/01/33                1,625,101
Balanced Allocation   Fifth Third Bank        4,285,613   FHLMC            5.50%             05/01/33                4,414,444
Growth and Income
  Allocation          Fifth Third Bank        5,453,745   FHLMC            5.50%             05/01/33                5,617,379
Growth Allocation     Fifth Third Bank        2,549,764   FHLMC            5.50%             05/01/33                2,626,280
Aggressive Growth
  Allocation          Fifth Third Bank          366,592   FHLMC            5.50%             05/01/33                  377,947
====================================================================================================================================


>  DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; and declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

>  FEDERAL INCOME TAXES
It is each Fund's intention to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") to qualify as a regulated investment company, which requires distribution of substantially all of its taxable income and net realized gains, if any, to shareholders. By distributing all of its taxable income and realized gains to shareholders, each Fund will not be subject to Federal income or excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

--------------------------------------------------------------------------------
74                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

>  FORWARD COMMITMENTS
The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

>  OTHER
Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

>  RESTRICTED SECURITIES
The Funds (other than the Accessor Allocation Funds, Money Fund and Limited Duration Fund) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2005 is detailed in the Schedules of Investments, as applicable.

>  COMMISSION RECAPTURE
Certain Funds direct portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statements of Operations.

>  CUSTODY CREDITS
The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses.

>  REDEMPTION FEES
Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.
     Total redemption fees paid during the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED        YEAR ENDED
           FUND                     JUNE 30, 2005       DECEMBER 31, 2004
--------------------------------------------------------------------------------
           Growth                       $  8                $1,470
           Value                          --                   968
           Small to Mid Cap              198                 2,881
           International Equity          412                 6,199
           High Yield Bond                34                 6,973
================================================================================


--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     75

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS |
------------------------------

>  MANAGER
Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates or administers the provision of all general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.
--------------------------------------------------------------------------------
        ACCESSOR FUNDS                   ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
        Growth                                  0.45%
        Value                                   0.45
        Small to Mid Cap                        0.60
        International Equity                    0.55
        High Yield Bond                         0.36
        Intermediate Fixed-Income               0.33
        Short-Intermediate Fixed-Income         0.33
        Mortgage Securities                     0.36
        Limited Duration U.S. Government        0.12
        U.S. Government Money                   0.08
        Income Allocation                       0.10
        Income & Growth Allocation              0.10
        Balanced Allocation                     0.10
        Growth & Income Allocation              0.10
        Growth Allocation                       0.10
        Aggressive Growth Allocation            0.10
================================================================================
Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to continue to pay these expenses beginning January 14, 2004 and continuing through December 31, 2006, to the extent that the expense ratio of each Allocation Fund exceeds 0.20% annually (not including distribution and service fees and administrative services fees). None of the expenses incurred by the Allocation Funds for the period ended June 30, 2005, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statements of Operations for the respective Allocation Fund.

>  MONEY MANAGERS
Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. Commencing January 1, 2005, each Money Manager is compensated on a flat-fee basis. The Money Managers receive a fee based on the aggregate daily net assets of each of the Funds as set forth below:

--------------------------------------------------------------------------------
        FUND                                    ANNUAL FEE
--------------------------------------------------------------------------------
        Growth                                  0.45%
        Value                                   0.25% (0.15% waived during 2005)
        Small to Mid Cap                        0.35%
        International Equity                    0.50% of the first $50,000,000
                                                0.45% of the next $100,000,000
                                                0.40% above $150,000,000
        High Yield Bond                         0.25%
        Intermediate Fixed-Income               0.10%
        Short-Intermediate Fixed-Income         0.10%
        Mortgage Securities                     0.25% of the first $100,000,000
                                                0.20% of the next $100,000,000
                                                0.15% above $200,000,000
        Limited Duration U.S. Government        0.20% (increasing
                                                October 1, 2005 per prospectus)

================================================================================
76                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
As previously disclosed, the Accessor Funds, Inc. (the "Funds") and Accessor Capital Management LP ("ACM") received a document and information request from the Staff of the Fort Worth District Office of the SEC (the "Staff") in connection with a sweep examination relating to the performance fees charged by investment advisers to mutual funds. The Funds voluntarily responded to the Staff's request in June 2004, and subsequently provided additional follow-up information that the Staff requested. The Funds and ACM received a deficiency letter from the Staff dated May 24, 2005 (the "Letter"). The Letter set forth deficiencies the Staff believed existed with respect to the performance fee calculation and charges by the Funds and ACM including: (i) ACM calculated performance fees contrary to certain requirements of the Investment Adviser Act;
(ii) the Money Manager agreements with the Funds did not meet certain requirements of the Investment Company Act of 1940; (iii) the Funds Board was not provided with sufficient information regarding how the performance fee was calculated; and (iv) the Funds disclosures in its Registration Statement and Shareholder Reports did not properly describe the performance fee calculation.
     The Letter further requests that the Funds evaluate and make a determination as to appropriate steps to be taken to address the stated deficiencies, including appropriate actions to ensure that the Funds and shareholders are fully compensated for any Fund overcharge of performance fees, and provide a formal written response to the Staff. The Letter states that the Funds and ACM should assess whether occurrences described in the Letter reflect weaknesses in their compliance culture and should take appropriate corrective action. The Funds' Board and ACM together with counsel are conducting an on-going review and analysis of matters related to those outlined in the Letter. No final decisions have been made as to the actions to be taken to respond to the Staff.

>  DISTRIBUTION AND SERVICE PLANS
Accessor Funds has adopted Distribution and Service Plans under Rule 12b-1 of the Investment Company Act of 1940, as amended with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate ALPS Distributors, Inc. (the "Distributor") and/or third party intermediaries or other service organizations for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor or third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. From January 1, 2005 through April 30, 2005, the Board temporarily limited payment of 12b-1 fees to C Class Shares of the Money Fund to 0.50% to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation is voluntary and temporary and may be revised or terminated at any time by the Board of Directors without notice. Such fee limitation was not in effect from May 1, 2005 through June 30, 2005.

>  DISTRIBUTOR
Accessor Funds' distribution and service plans for the Investor Class Shares, A Class Shares and the C Class Shares allow each class to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. In the aggregate, these fees will not exceed 0.25% annually of the Investor Class' average daily net assets, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 1.00% annually of the C Class Shares average daily net assets subject to the Board of Directors limitation on the Money Fund's 12b-1 fee as previously described. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with ALPS Distributors or Accessor Funds based on the average daily net assets of accounts attributable to such intermediary.
     Further, under the A Class Shares and C Class Shares distribution and service plan, ALPS Distributors will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker-dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing agreements between the Distributor and Accessor Capital.

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     77

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

>  DEFENSIVE DISTRIBUTION AND SERVICE PLAN
Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

>  OTHER COMPENSATION TO DEALERS
The Distributor may pay or sponsor informational meetings for dealers as described in the statement of additional information. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor's provide marketing or service support to the Funds. For more information, please see the Statement of Additional Information. Accessor Capital or its affiliates may make payments, out of their own assets, to certain intermediaries or their affiliates (including the Distributor) based on sales or assets attributable to the intermediary, or such other criteria agreed to by Accessor Capital. The intermediaries to which payments may be made are determined by Accessor Capital. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the Statement of Additional Information for more information.

>  ACM ADMINISTRATIVE PLAN
Accessor Funds has adopted the ACM Administrative Plan (formerly Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The maximum amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund, respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

>  ADMINISTRATIVE SERVICES PLAN
Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund. Pursuant to the Investor Class Shares Administrative Services Plan, Accessor Funds will pay third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

>  TRANSFER AGENT AND ADMINISTRATION
Accessor Funds has a Transfer Agency and Administrative
Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

>  DIRECTOR AND OFFICER FEES AND EXPENSES
The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds. The Accessor Funds pay an allocatable portion of the Accessor Funds' Chief Compliance Officer's compensation. The Independent Directors review these amounts on a periodic basis for reasonability.

--------------------------------------------------------------------------------
78                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
-------------------


                       ADVISOR CLASS                INVESTOR CLASS                 C CLASS                     A CLASS
                 --------------------------------------------------------------------------------------------------------------
FUND               SHARES          AMOUNT        SHARES         AMOUNT       SHARES        AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        1,454,286    $ 31,002,383      21,599    $    455,694      91,568    $  1,954,698     11,355    $    243,967
Reinvested            6,345         143,823          36             817          --              --         11             254
Redeemed         (1,127,973)    (24,163,536)    (65,531)     (1,362,922)    (58,655)     (1,247,730)    (3,805)        (80,443)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          332,658    $  6,982,669     (43,896)   $   (906,411)     32,913    $    706,968      7,561    $    163,778

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          849,852    $ 19,333,846      15,159    $    339,898      33,785    $    761,075      8,535    $    193,579
Reinvested            4,608         104,714         119           2,660          --              --         11             242
Redeemed           (302,671)     (6,895,293)    (12,926)       (290,197)    (24,285)       (544,853)      (755)        (17,399)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          551,789    $ 12,543,267       2,352    $     52,361       9,500    $    216,222      7,791    $    176,422

-------------------------------------------------------------------------------------------------------------------------------
VALUE FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        1,811,569    $ 32,494,639      16,028    $    292,082      86,583    $  1,572,384     57,023    $  1,049,553
Reinvested           10,753         197,166         690          12,432         173           3,079        412           7,488
Redeemed         (1,091,695)    (19,768,968)    (42,662)       (769,280)    (65,108)     (1,172,410)    (3,535)        (63,600)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          730,627    $ 12,922,837     (25,944)   $   (464,766)     21,648    $    403,053     53,900    $    993,441

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          671,631    $ 13,165,255      15,300    $    302,777      27,557    $    543,882      6,207    $    123,542
Reinvested            6,430         126,494         623          12,262         293           5,738        316           6,187
Redeemed           (664,090)    (13,013,788)    (12,221)       (242,283)    (17,519)       (342,352)   (10,534)       (205,863)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           13,971    $    277,961       3,702    $     72,756      10,331    $    207,268     (4,011)   $    (76,134)

-------------------------------------------------------------------------------------------------------------------------------
SMALL TO MID CAP FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        2,026,654    $ 44,656,267      25,697    $    548,358      48,241    $  1,048,263     33,846    $    753,573
Reinvested               56           1,408          --              --          --              --         --              --
Redeemed         (1,877,709)    (41,134,468)    (38,492)       (814,464)    (55,354)     (1,193,951)    (8,849)       (189,685)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          149,001    $  3,523,207     (12,795)   $   (266,106)     (7,113)   $   (145,688)    24,997    $    563,888

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          809,778    $ 20,001,287      60,256    $  1,437,161      16,143    $    394,164      2,659    $     65,654
Reinvested               --              --          --              --          --              --         --              --
Redeemed         (1,065,011)    (26,359,270)    (23,223)       (564,510)    (29,094)       (691,653)    (4,427)       (111,919)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (255,233)   $ (6,357,983)     37,033    $    872,651     (12,951)   $   (297,489)    (1,768)   $    (46,265)

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     79

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                       ADVISOR CLASS                INVESTOR CLASS                 C CLASS                     A CLASS
                 --------------------------------------------------------------------------------------------------------------
FUND               SHARES          AMOUNT        SHARES         AMOUNT       SHARES        AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        1,533,810    $ 20,580,302      13,692    $    178,545      62,778    $    834,029     26,238    $    357,449
Reinvested            4,699          71,291          --              --          --              --         43             657
Redeemed         (1,098,529)    (14,910,873)    (36,154)       (464,596)    (32,784)       (433,018)    (2,641)        (35,814)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          439,980    $  5,740,720     (22,462)   $   (286,051)     29,994    $    401,011     23,640    $    322,292

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          925,493    $ 13,837,622       8,782    $    128,718      41,717    $    617,530      4,093    $     61,913
Reinvested               --              --          --              --          --              --         --              --
Redeemed           (510,328)     (7,684,725)    (10,460)       (153,558)    (16,504)       (244,133)    (1,268)        (18,901)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          415,165    $  6,152,897      (1,678)   $    (24,840)     25,213    $    373,397      2,825    $     43,012

-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        2,140,028    $ 23,888,828     132,717    $  1,465,383      78,675    $    877,449     10,197    $    114,085
Reinvested           39,053         432,993       5,012          55,585       6,110          67,635        633           6,998
Redeemed         (2,319,974)    (25,687,026)    (49,502)       (556,191)    (23,025)       (256,316)      (157)         (1,744)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (140,893)   $ (1,365,205)     88,227    $    964,777      61,760    $    688,768     10,673    $    119,339

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          670,349    $  7,411,864      54,280    $    595,703      30,367    $    340,186      8,126    $     91,105
Reinvested           21,770         239,490       2,590          28,671       2,605          28,638        458           5,039
Redeemed           (478,490)     (5,273,093)   (126,861)     (1,406,023)    (63,356)       (715,635)    (1,821)        (20,366)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          213,629    $  2,378,261     (69,991)   $   (781,649)    (30,384)   $   (346,811)     6,763    $     75,778

-------------------------------------------------------------------------------------------------------------------------------
FUND                SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        2,566,069    $ 30,683,058      11,481    $    138,574      21,301    $    257,016      5,825    $     71,119
Reinvested           73,138         876,264       6,695          79,902         752           8,927        161           1,917
Redeemed         (1,371,094)    (16,515,714)   (492,014)     (5,803,734)    (58,293)       (715,639)    (2,512)        (30,963)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)        1,268,113    $ 15,043,608    (473,838)   $ (5,585,258)    (36,240)   $   (449,696)     3,474    $     42,073

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          644,979    $  7,671,956      57,876    $    681,824      20,243    $    239,632      7,886    $     93,054
Reinvested           47,284         560,721       2,905          34,475         428           5,090        155           1,826
Redeemed           (427,066)     (5,067,805)     (8,136)        (95,959)    (13,382)       (158,501)    (9,916)       (117,797)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          265,197    $  3,164,872      52,645    $    620,340       7,289    $     86,221     (1,875)   $    (22,917)

--------------------------------------------------------------------------------
80                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                       ADVISOR CLASS                INVESTOR CLASS                 C CLASS                     A CLASS
                 --------------------------------------------------------------------------------------------------------------
FUND               SHARES          AMOUNT        SHARES         AMOUNT       SHARES        AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        2,880,815    $ 34,949,220      18,364    $    222,957     227,425    $  2,770,917      1,810    $     21,883
Reinvested           38,363         462,627       3,844          46,339       5,960          71,830         28             337
Redeemed         (3,830,554)    (46,204,038)   (450,040)     (5,392,090)   (142,437)     (1,727,612)      (101)         (1,228)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (911,376)   $(10,792,191)   (427,832)   $ (5,122,794)     90,948    $  1,115,135      1,737    $     20,992

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          950,870    $ 11,320,261      39,012    $    463,780      78,987    $    940,286         74    $        884
Reinvested           17,753         210,691       2,377          28,196       3,999          47,414         38             454
Redeemed           (814,421)     (9,682,705)    (19,520)       (232,258)    (39,022)       (463,479)      (146)         (1,732)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          154,202    $  1,848,247      21,869    $    259,718      43,964    $    524,221        (34)   $       (394)
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed        2,267,260    $ 28,721,828      15,552    $    197,556      20,569    $    261,374      5,624    $     71,768
Reinvested           80,196       1,014,332       3,630          45,927         792          10,015        178           2,245
Redeemed         (1,948,816)    (24,621,358)    (29,630)       (375,829)    (51,470)       (658,538)      (271)         (3,431)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          398,640    $  5,114,802     (10,448)   $   (132,346)    (30,109)   $   (387,149)     5,531    $     70,582

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          668,305    $  8,466,563      12,300    $    154,966      53,678    $    680,113      5,411    $     68,231
Reinvested           33,053         416,167       1,574          19,810         805          10,155        132           1,666
Redeemed           (966,314)    (12,177,298)    (16,331)       (205,217)    (11,458)       (145,040)      (140)         (1,750)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)         (264,956)   $ (3,294,568)     (2,457)   $    (30,441)     43,025    $    545,228      5,403    $     68,147
-------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
FUND               SHARES          AMOUNT

YEAR ENDED DECEMBER 31, 2004
Subscribed        5,509,362    $ 66,124,256
Reinvested              942          11,293
Redeemed           (581,604)     (6,976,502)
             ------------------------------------------------------------------------------------------------------------------
Net Increase
(decrease)        4,928,700    $ 59,159,047

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          857,378    $ 10,245,049
Reinvested            1,629          19,440
Redeemed           (500,336)     (5,973,028)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          358,671    $  4,291,461

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     81

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ADVISOR CLASS          INVESTOR CLASS                 C CLASS                     A CLASS
                 --------------------------------------------------------------------------------------------------------------
FUND              SHARES          AMOUNT         SHARES         AMOUNT       SHARES        AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed    2,284,644,361   $2,284,644,361    24,992,543    $24,992,543    2,273,808   $  2,273,808     96,230   $    96,230
Reinvested          212,092          212,092        62,996         62,996        7,124          7,124        141           141
Redeemed     (2,200,070,938)  (2,200,070,938)  (28,198,438)   (28,198,438)  (1,038,495)    (1,038,495)   (57,692)      (57,692)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)       84,785,515   $   84,785,515    (3,142,899)   $(3,142,899)   1,242,437   $  1,242,437     38,679   $    38,679

SIX MONTHS ENDED JUNE 30, 2005
Subscribed    1,259,483,437   $1,259,483,437     8,734,558    $ 8,734,558    1,322,660   $  1,322,660    183,747   $   183,747
Reinvested          275,842          275,842       102,425        102,425       11,772         11,772        525           525
Redeemed     (1,279,438,460)  (1,279,438,460)   (7,595,419)    (7,595,419)  (1,410,931)    (1,410,931)   (68,408)      (68,408)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)      (19,679,181)  $  (19,679,181)    1,241,564    $ 1,241,564      (76,499)  $    (76,499)   115,864   $   115,864

-------------------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed          136,936   $    2,083,715        73,381    $ 1,118,975       81,110   $  1,240,574     30,014   $   458,676
Reinvested            7,625          115,713         6,293         95,477        1,978         29,945        815        12,342
Redeemed           (134,530)      (2,048,107)      (61,528)      (936,618)     (11,477)      (174,522)    (2,346)      (35,676)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           10,031   $      151,321        18,146    $   277,834       71,611   $  1,095,997     28,483   $   435,342

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          106,566   $    1,611,686        66,579    $ 1,003,851       30,450   $    459,087     29,738   $   449,461
Reinvested            4,033           60,749         4,011         60,369        1,024         15,410        733        11,033
Redeemed            (55,027)        (831,784)      (40,931)      (616,984)     (42,179)      (637,022)    (8,573)     (129,155)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           55,572   $      840,651        29,659    $   447,236      (10,705)  $   (162,525)    21,898   $   331,339

-------------------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed          392,911   $    5,871,868       107,996    $ 1,617,217      422,186   $  6,313,611    156,820   $ 2,355,394
Reinvested            8,003          120,065         6,379         95,580        4,964         74,426      2,583        38,729
Redeemed           (181,907)      (2,721,093)      (72,444)    (1,086,003)     (68,989)    (1,030,744)   (10,840)     (162,596)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          219,007   $    3,270,840        41,931    $   626,794      358,161   $  5,357,293    148,563   $ 2,231,527

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          155,724   $    2,380,289        53,846    $   822,023      208,547   $  3,172,958     57,793   $   880,742
Reinvested            5,418           82,521         2,765         42,128        5,427         82,401      2,212        33,674
Redeemed            (90,673)      (1,385,789)     (166,218)    (2,537,185)     (69,044)    (1,049,058)   (18,161)     (278,036)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           70,469   $    1,077,021      (109,607)   $(1,673,034)     144,930   $  2,206,301     41,844   $   636,380

--------------------------------------------------------------------------------
82                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                       ADVISOR CLASS                INVESTOR CLASS                 C CLASS                     A CLASS
                 --------------------------------------------------------------------------------------------------------------
FUND              SHARES          AMOUNT         SHARES         AMOUNT       SHARES        AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed          805,068   $   11,838,090       137,484    $ 2,005,513      587,637   $  8,593,365    282,347   $ 4,131,583
Reinvested           21,413          314,422         7,532        110,462        6,701         98,556      2,593        38,244
Redeemed           (377,534)      (5,528,797)     (161,462)    (2,331,828)    (180,355)    (2,658,775)   (16,783)     (244,115)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          448,947   $    6,623,715       (16,446)   $  (215,853)     413,983   $  6,033,146    268,157   $ 3,925,712

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          512,604   $    7,809,671       208,021    $ 3,187,554      221,057   $  3,362,767    108,215   $ 1,645,385
Reinvested           17,091          260,110         5,244         79,780        6,479         98,454      3,227        49,081
Redeemed           (279,284)      (4,266,445)      (60,512)      (920,795)     (90,228)    (1,377,171)   (64,703)     (988,777)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          250,411   $    3,803,336       152,753    $ 2,346,539      137,308   $  2,084,050     46,739   $   705,689

-------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed          984,339   $   14,124,092       218,637    $ 3,166,632    1,066,444   $ 15,454,192    722,249   $10,457,001
Reinvested           32,287          474,361         4,945         72,804       11,699        172,809      9,166       134,727
Redeemed           (356,445)      (5,172,184)      (77,960)    (1,125,727)    (134,735)    (1,939,621)   (41,986)     (605,190)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          660,181   $    9,426,269       145,622    $ 2,113,709      943,408   $ 13,687,380    689,429   $ 9,986,538

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          710,515   $   10,789,715        56,700    $   866,691      517,253   $  7,821,634    260,305   $ 3,952,379
Reinvested           23,753          359,779         3,436         52,022       10,965        165,551      7,682       116,118
Redeemed           (194,222)      (2,954,307)      (61,853)      (939,622)     (95,289)    (1,444,962)   (55,854)     (845,292)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          540,046   $    8,195,187        (1,717)   $   (20,909)     432,929   $  6,542,223    212,133   $ 3,223,205

-------------------------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed          477,794   $    6,669,454       139,246    $ 1,953,639      788,987   $ 11,075,350    641,529   $ 8,956,178
Reinvested           21,831          311,704         4,683         67,022        2,934         42,326      5,408        77,708
Redeemed           (320,341)      (4,516,156)      (92,556)    (1,290,064)    (153,147)    (2,162,326)   (53,168)     (730,243)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          179,284   $    2,465,002        51,373    $   730,597      638,774   $  8,955,350    593,769   $ 8,303,643

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          348,817   $    5,234,688       105,547    $ 1,584,608      440,308   $  6,576,367    313,328   $ 4,697,964
Reinvested           13,626          204,275         2,934         43,896        3,085         45,962      4,952        74,272
Redeemed           (154,821)      (2,333,369)     (138,295)    (2,078,632)     (59,693)      (895,811)   (17,876)     (269,164)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          207,622   $    3,105,594       (29,814)   $  (450,128)     383,700   $  5,726,518    300,404   $ 4,503,072

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     83

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                       ADVISOR CLASS                INVESTOR CLASS                 C CLASS                     A CLASS
                 --------------------------------------------------------------------------------------------------------------
FUND              SHARES          AMOUNT         SHARES         AMOUNT       SHARES        AMOUNT       SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH ALLOCATION FUND

YEAR ENDED DECEMBER 31, 2004
Subscribed          292,947   $    3,932,389       156,551    $ 2,088,543      227,966   $  3,047,993    167,648   $ 2,250,178
Reinvested            1,306           19,553           184          2,725           --             --         76         1,134
Redeemed           (138,069)      (1,861,751)     (116,387)    (1,568,662)     (29,472)      (389,037)   (23,087)     (301,857)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          156,184   $    2,090,191        40,348    $   522,606      198,494   $  2,658,956    144,637   $ 1,949,456

SIX MONTHS ENDED JUNE 30, 2005
Subscribed          218,446   $    3,226,268        97,286    $ 1,424,533       89,018   $  1,293,601    104,603   $ 1,549,265
Reinvested            1,722           25,235           262          3,768           --             --        133         1,927
Redeemed            (50,288)        (741,466)      (73,412)    (1,068,947)     (22,666)      (323,128)    (4,692)      (69,494)
             ------------------------------------------------------------------------------------------------------------------
Net increase
(decrease)          169,880   $    2,510,037        24,136    $   359,354       66,352   $    970,473    100,044   $ 1,481,698
===============================================================================================================================

5. SECURITIES TRANSACTIONS |
---------------------------     During the period ended June 30, 2005, purchases
and sales of investments, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                         PURCHASES       SALES
--------------------------------------------------------------------------------
ACCESSOR FUND
     Growth                            $ 71,093,378  $ 58,421,564
     Value                               24,139,903    24,933,145
     Small to Mid Cap                    30,163,159    36,622,270
     International Equity                12,662,427     6,202,170
     High Yield Bond                     17,768,730    15,941,007
     Intermediate Fixed-Income           10,117,792     5,249,976
     Short-Intermediate Fixed-Income     10,955,343    10,729,680
     Mortgage Securities                 83,592,978    92,681,465
     Limited Duration U.S. Government     7,860,629     5,245,197

ACCESSOR ALLOCATION FUND
     Income Allocation                    1,205,000       360,000
     Income and Growth Allocation         3,355,000     1,740,000
     Balanced Allocation                  6,820,000            --
     Growth and Income Allocation        16,835,000            --
     Growth Allocation                   12,450,000            --
     Aggressive Growth Allocation         5,635,000       150,000
================================================================================

During the period ended June 30, 2005, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
FUND                                     PURCHASES       SALES
--------------------------------------------------------------------------------
Intermediate Fixed-Income              $ 15,155,075  $ 14,462,056
Short-Intermediate Fixed-Income           7,821,119     7,131,250
Mortgage Securities                     234,056,103   256,605,461
Limited Duration U.S. Government         16,821,112    16,505,866
================================================================================


--------------------------------------------------------------------------------
84                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
6. IDENTIFIED COST |
------------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) at June 30, 2005 were as follows:

                                                                                               NET UNREALIZED
                                     IDENTIFIED       GROSS UNREALIZED   GROSS UNREALIZED       APPRECIATION
                                        COST            APPRECIATION       DEPRECIATION        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
  Growth                             $121,086,119       $ 15,245,920      $($ 4,762,286)       $ 10,483,634
  Value                                89,309,933         17,416,479         (4,980,550)         12,435,929
  Small to Mid Cap                    127,551,111         49,453,430         (7,230,376)         42,223,054
  International Equity                 77,446,436         21,809,526         (2,058,746)         19,750,780
  High Yield Bond                      52,261,818          1,630,349         (1,161,168)            469,181
  Intermediate Fixed-Income            56,107,298          1,109,183           (557,713)            551,470
  Short-Intermediate Fixed-Income      75,074,587            259,320         (1,006,013)           (746,693)
  Mortgage Securities                 167,374,081            847,744           (744,195)             73,549
  Limited Duration U.S. Government     62,755,682             12,295           (316,881)           (304,586)

ACCESSOR ALLOCATION FUND
  Income Allocation                    14,140,585             37,318           (151,849)           (114,531)
  Income and Growth Allocation         26,963,608          1,368,868           (186,102)          1,182,766
  Balanced Allocation                  54,880,410          4,399,017           (239,016)          4,160,001
  Growth and Income Allocation         85,787,229          7,134,483           (449,034)          6,685,449
  Growth Allocation                    73,101,575          7,479,189           (112,168)          7,367,021
  Aggressive Growth Allocation         33,062,358          3,715,818                 --           3,715,818

================================================================================
7. CAPITAL LOSS CARRYOVERS |
---------------------------     At  December 31, 2004, for  federal  income  tax
purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains for each succeeding year until the earlier of its utilization or expiration:

------------------------------------------------------------------------------------------------------------------
                                    EXPIRES       EXPIRES        EXPIRES      EXPIRES        EXPIRES      EXPIRES
                                    IN 2005       IN 2008        IN 2009      IN 2010        IN 2011      IN 2012
------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
  Growth                         $        --   $        --   $28,234,366   $12,659,192   $ 3,845,553   $        --
  Value                                   --            --            --    28,731,250     1,779,595            --
  Small to Mid Cap                        --            --    42,422,768    11,530,381    12,404,894            --
  International Equity                    --     1,540,292    30,577,465    10,369,546     3,684,469            --
  High Yield Bond                         --            --            --       947,550            --            --
  Short-Intermediate
    Fixed-Income                          --       103,223       109,477       383,518            --       718,330
  Limited Duration
    U.S.  Government                      --            --            --            --            --         2,466
  U.S. Government Money                   41            --            --            --            --            --

ACCESSOR ALLOCATION FUND
  Balanced Allocation                     --            --            --            --            --        16,426
  Growth Allocation                       --            --            --        23,045        27,833         9,279
  Aggressive Growth Allocation            --            --            --       171,899        11,715            --
==================================================================================================================


--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     85

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
8. DISTRIBUTIONS TO SHAREHOLDERS |
--------------------------------- The amount and characteristics of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005. The tax character of distributions paid during 2004 were as follows:

----------------------------------------------------------------------------------------------------------------
                                                           GROWTH              VALUE       SMALL TO MID CAP
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                      $     391,925       $   1,016,067     $       3,404
Long-term capital gains                                         --                  --                --
                                                     -----------------------------------------------------------
                                                           391,925           1,016,067             3,404
Return of capital                                               --                  --                --
                                                     -----------------------------------------------------------
                                                     $     391,925       $   1,016,067     $       3,404

AS OF DECEMBER 31, 2004, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE
AS FOLLOWS:
Undistributed ordinary income                        $     206,398       $      91,431     $          --
Accumulated capital gain (loss)                        (44,739,111)        (30,510,845)      (66,358,043)
Unrealized appreciation (depreciation)                  15,099,917          14,319,896        47,465,572
Other cumulative effect of timing differences                   --                  --                --
                                                     -----------------------------------------------------------
                                                     $ (29,432,796)      $ (16,099,518)    $ (18,892,471)
================================================================================================================
                                                      INTERNATIONAL         HIGH YIELD       INTERMEDIATE
                                                          EQUITY               BOND          FIXED-INCOME
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                      $     299,838       $   4,294,306     $   2,285,350
Long-term capital gains                                         --                  --           342,594
                                                     -----------------------------------------------------------
                                                           299,838           4,294,306         2,627,944
Return of capital                                               --                  --                --
                                                     -----------------------------------------------------------
                                                     $     299,838       $   4,294,306     $   2,627,944

AS OF DECEMBER 31, 2004, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE
AS FOLLOWS:
Undistributed ordinary income                        $     223,923       $      82,673     $     163,490
Accumulated capital gain (loss)                      $ (46,171,772)           (947,550)          179,432
Unrealized appreciation (depreciation)                  23,499,218           1,627,963            (6,135)
Other cumulative effect of timing differences                   --             (26,250)               --
                                                     -----------------------------------------------------------
                                                     $ (22,448,631)      $     736,836     $     336,787
================================================================================================================
                                                   SHORT-INTERMEDIATE       MORTGAGE       LIMITED DURATION
                                                      FIXED-INCOME         SECURITIES       U.S. GOVERNMENT
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                      $   3,101,181       $   6,684,553     $     441,336
Long-term capital gains                                         --              89,492                --
                                                     -----------------------------------------------------------
                                                         3,101,181           6,774,045           441,336
Return of capital                                               --                  --                --
                                                     -----------------------------------------------------------
                                                     $   3,101,181       $   6,774,045     $     441,336

AS OF DECEMBER 31, 2004, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE
AS FOLLOWS:
Undistributed ordinary income                        $      57,949       $     253,643     $       5,407
Accumulated capital gain (loss)                         (1,322,656)                 --           (11,471)
Unrealized appreciation (depreciation)                    (505,462)            828,349          (175,672)
Other cumulative effect of timing differences                   --                  --           (14,850)
                                                     -----------------------------------------------------------
                                                     $  (1,770,169)      $   1,081,992     $    (196,586)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
86                SEMI-ANNUAL REPORT ~ JUNE 30, 2005(UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                               U.S. GOVERNMENT                       INCOME & GROWTH
                                                    MONEY        INCOME ALLOCATION     ALLOCATION
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                 $10,741,196        $   384,932       $   496,796
Long-term capital gains                                  --             28,069            14,880
                                                -------------------------------------------------------
                                                 10,741,196            413,001           511,676
Return of capital                                        --                 --                --
                                                -------------------------------------------------------
                                                $10,741,196        $   413,001       $   511,676



AS OF DECEMBER 31, 2004, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE
AS FOLLOWS:
Undistributed ordinary income                   $        --        $       780       $     4,756
Accumulated capital gain (loss)                         (41)             4,022             9,665
Unrealized appreciation (depreciation)                   --            (25,399)        1,289,993
Other cumulative effect of timing differences            --                 --                --
                                                -------------------------------------------------------
                                                $       (41)       $   (20,597)      $ 1,304,414
=======================================================================================================
                                                                 GROWTH &                    AGGRESSIVE
                                                  BALANCED        INCOME        GROWTH         GROWTH
                                                 ALLOCATION     ALLOCATION    ALLOCATION     ALLOCATION
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                 $   705,702    $   889,160   $   538,132    $    25,000
Long-term capital gains                              12,443         82,522          --               --
                                                -------------------------------------------------------
                                                    718,145        971,682       538,132         25,000
Return of capital                                        --             --          --               --
                                                -------------------------------------------------------
                                                $   718,145    $   971,682   $   538,132    $    25,000

AS OF DECEMBER 31, 2004, THE COMPONENTS OF
DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE
AS FOLLOWS:
Undistributed ordinary income                   $    30,519    $    22,328   $    15,665    $     4,159
Accumulated capital gain (loss)                     (16,426)        22,970       (60,156)      (183,614)
Unrealized appreciation (depreciation)            4,194,391      6,647,364     7,227,231      3,605,244
Other cumulative effect of timing differences            --             --            --             --
                                                -------------------------------------------------------
                                                $ 4,208,484    $ 6,692,662   $ 7,182,740    $ 3,425,789
=======================================================================================================

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                     87

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(8)         2004          2003         2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  23.08       $  20.77      $  17.13     $  22.69      $  26.79     $  35.08

  Net investment income (loss)(1)                  0.02           0.13          0.09         0.07          0.01        (0.09)
  Net realized and unrealized gain (loss)
    on investments                                (0.28)          2.26          3.65        (5.57)        (4.11)       (8.18)
                                               ---------------------------------------------------------------------------------
Total from investment operations                  (0.26)          2.39          3.74        (5.50)        (4.10)       (8.27)

  Distributions from net investment income        (0.06)         (0.08)        (0.10)       (0.06)           --           --
  Distributions from capital gains                   --             --            --           --            --        (0.02)
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.06)         (0.08)        (0.10)       (0.06)           --        (0.02)
                                               ---------------------------------------------------------------------------------
  Redemption fees                                  0.00(5)        0.00(5)       0.00(5)      0.00(5)         --           --

NET ASSET VALUE, END OF PERIOD                 $  22.76       $  23.08      $  20.77     $  17.13      $  22.69     $  26.79
================================================================================================================================
TOTAL RETURN(2)                                   (1.13)%        11.52%        21.90%      (24.26)%      (15.30)%     (23.58)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $124,139       $113,110      $ 94,904     $ 95,637      $159,237     $246,641
  Ratio of expenses to average net assets(7)       1.15%*         0.91%         0.83%        0.80%         0.85%        0.88%
  Ratio of net investment income (loss) to
    average net assets                             0.18%*         0.60%         0.49%        0.36%         0.03%       (0.28)%
  Portfolio turnover rate                         47.42%        141.00%        76.58%       66.00%        75.89%       89.32%

================================================================================================================================
INVESTOR CLASS SHARES                            2005(8)         2004          2003         2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  22.65       $  20.42      $  16.84     $  22.29      $  26.45     $  34.82

  Net investment income (loss)(1)                 (0.03)          0.01          0.00(5)     (0.03)        (0.10)       (0.26)
  Net realized and unrealized gain (loss)
    on investments                                (0.27)          2.23          3.58        (5.42)        (4.06)       (8.09)
                                               ---------------------------------------------------------------------------------
Total from investment operations                  (0.30)          2.24          3.57        (5.45)        (4.16)       (8.35)

  Distributions from net investment income        (0.02)         (0.01)        (0.00)(5)       --            --           --
  Distributions from capital gains                   --             --            --           --            --        (0.02)
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.02)         (0.01)        (0.00)(5)       --            --        (0.02)
                                               ---------------------------------------------------------------------------------
  Redemption fees                                  0.00(5)        0.00(5)       0.00(5)        --            --           --

NET ASSET VALUE, END OF PERIOD                 $  22.33       $  22.65      $  20.42     $  16.84      $  22.29     $  26.45
================================================================================================================================
TOTAL RETURN(2)                                   (1.31)%        10.96%        21.28%      (24.45)%      (15.73)%     (23.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  2,701       $  2,687      $  3,319     $  4,498      $ 30,830     $ 29,801
  Ratio of expenses to average net assets(7)       1.60%*         1.37%         1.32%        1.25%         1.34%        1.38%
  Ratio of net investment income (loss)
    to average net assets                         (0.27)%*        0.05%         0.00%       (0.13)%       (0.43)%      (0.78)%
Portfolio turnover rate                           47.42%        141.00%        76.58%       66.00%         5.89%       89.32%












--------------------------------------------------------------------------------
88                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(8)         2004          2003        2002(3)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  22.83       $  20.68      $  17.14      $ 17.19

  Net investment income (loss)(1)                 (0.09)         (0.07)        (0.10)          --
  Net realized and unrealized gain (loss)
    on investments                                (0.27)          2.22          3.65        (0.05)
                                               -----------------------------------------------------
Total from investment operations                  (0.36)          2.15          3.55        (0.05)

  Distributions from net investment income           --             --         (0.01)          --
                                               -----------------------------------------------------
Total distributions                                  --             --         (0.01)          --
                                               -----------------------------------------------------
  Redemption fees                                  0.00(5)        0.00(5)       0.00(5)        --

NET ASSET VALUE, END OF PERIOD                 $  22.47       $  22.83      $  20.68      $ 17.14
====================================================================================================
TOTAL RETURN(2)                                   (1.58)%        10.40%        20.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  3,488       $  3,327      $  2,333      $   733
  Ratio of expenses to average net assets(7)       2.14%*         1.92%         1.83%        0.00%*
  Ratio of net investment loss to average
    net assets                                    (0.83)%*       (0.35)%       (0.51)%       0.00%*
  Portfolio turnover rate                         47.42%        141.00%        76.58%       66.00%

====================================================================================================
A CLASS SHARES                                  2005(8)          2004          2003(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  23.02       $  20.75      $  19.22

  Net investment income (loss)(1)                 (0.01)          0.17          0.00(5)
  Net realized and unrealized gain (loss)
    on investments                                (0.28)          2.13          1.54
                                               -----------------------------------------------------
Total from investment operations                  (0.29)          2.30          1.54

  Distributions from net investment income        (0.03)         (0.03)        (0.01)
                                               -----------------------------------------------------
Total distributions                               (0.03)         (0.03)        (0.01)
                                               -----------------------------------------------------
  Redemption fees                                  0.00(5)        0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                 $  22.70       $  23.02      $  20.75
====================================================================================================
TOTAL RETURN(2,6)                                 (1.27)%        11.10%         8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $    350       $    175      $      1
  Ratio of expenses to average net assets(7)       1.51%*         1.30%         1.52%*
  Ratio of net investment income (loss) to
    average net assets                            (0.12)%*        0.77%         0.00%*
Portfolio turnover rate                           47.42%        141.00%        76.58%













--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Less than ($0.005) per share.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  The effect of any custody credits on this ratio is less than 0.01%.
(8)  For the six months ended June 30, 2005 (Unaudited).
 *   Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
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

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2005(8)         2004          2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  19.93       $  17.58      $  13.62     $  17.88      $  20.61     $  20.70

  Net investment income (loss)(1)                  0.13           0.23          0.16         0.15          0.16         0.25
  Net realized and unrealized gain (loss)
    on investments                                 0.18           2.33          3.97        (4.26)        (2.06)        0.21
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.31           2.56          4.13        (4.11)        (1.90)        0.46

  Distributions from net investment income        (0.15)         (0.21)        (0.17)       (0.15)        (0.16)       (0.25)
  Distributions from capital gains                   --             --            --           --         (0.50)       (0.30)
  Distributions in excess of capital gains           --             --            --           --         (0.17)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.15)         (0.21)        (0.17)       (0.15)        (0.83)       (0.55)
                                               ---------------------------------------------------------------------------------
  Redemption fees                                    --           0.00(5)       0.00(5)      0.00(5)         --           --

NET ASSET VALUE, END OF PERIOD                 $  20.09       $  19.93      $  17.58     $  13.62      $  17.88     $  20.61
================================================================================================================================
TOTAL RETURN(2)                                    1.57%         14.67%        30.50%      (23.01)%       (9.48)%       2.38%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 95,249       $ 94,222      $ 70,232     $ 71,823      $116,191     $151,401
  Ratio of expenses to average net assets(7)       0.81%*         0.84%         0.84%        0.87%         0.89%        0.79%
  Ratio of net investment income to average
    net assets                                     1.36%*         1.27%         1.08%        0.96%         0.83%        1.25%
Portfolio turnover rate                           24.91%         88.83%       118.86%      117.49%       173.17%      139.61%

================================================================================================================================
INVESTOR CLASS SHARES                            2005(8)         2004          2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  19.95       $  17.57      $  13.64     $  17.88      $  20.61     $  20.70

  Net investment income (loss)(1)                  0.09           0.14          0.09         0.07          0.06         0.15
  Net realized and unrealized gain (loss)
    on investments                                 0.18           2.34          3.96        (4.22)        (2.05)        0.21
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.27           2.48          4.05        (4.15)        (1.99)        0.36

  Distributions from net investment income        (0.11)         (0.10)        (0.12)       (0.09)        (0.07)       (0.15)
  Distributions from capital gains                   --             --            --           --         (0.50)       (0.30)
  Distributions in excess of capital gains           --             --            --           --         (0.17)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.11)         (0.10)        (0.12)       (0.09)        (0.74)       (0.45)
                                               ---------------------------------------------------------------------------------
  Redemption fees                                    --           0.00(5)       0.00(5)      0.00(5)         --           --

NET ASSET VALUE, END OF PERIOD                 $  20.11       $  19.95      $  17.57     $  13.64      $  17.88     $  20.61
================================================================================================================================
TOTAL RETURN(2)                                    1.36%         14.13%        29.92%      (23.20)%       (9.94)%       1.88%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  2,465       $  2,372      $  2,545     $  2,740      $ 27,157     $  23,494
  Ratio of expenses to average net assets(7)       1.26%*         1.30%         1.31%        1.35%         1.40%        1.29%
  Ratio of net investment income to average
    net assets                                     0.91%*         0.78%         0.60%        0.46%         0.34%        0.75%
Portfolio turnover rate                           24.91%         88.83%       118.86%      117.49%       173.17%      139.61%
















--------------------------------------------------------------------------------
90               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(8)         2004          2003        2002(3)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   19.92      $  17.57      $  13.62      $ 13.58

  Net investment income (loss)(1)                   0.03          0.05          0.02           --
  Net realized and unrealized gain (loss)
    on investments                                  0.19          2.33          3.95         0.04
                                               ----------------------------------------------------
Total from investment operations                    0.22          2.38          3.97         0.04

  Distributions from net investment income         (0.06)        (0.03)        (0.02)          --
                                               ----------------------------------------------------
Total distributions                                (0.06)        (0.03)        (0.02)          --
                                               ----------------------------------------------------
  Redemption fees                                     --          0.00(5)       0.00(5)        --

NET ASSET VALUE, END OF PERIOD                 $   20.08      $  19.92      $  17.57      $ 13.62
===================================================================================================
TOTAL RETURN(2)                                     1.10%        13.56%        29.20%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   3,251      $  3,020      $  2,283      $   639
  Ratio of expenses to average net assets(7)        1.80%*        1.84%         1.84%        0.00%
  Ratio of net investment income to average
    net assets                                      0.36%*        0.26%         0.12%        0.00%
Portfolio turnover rate                            24.91%        88.83%       118.86%      117.49%

===================================================================================================
A CLASS SHARES                                  2005(8)         2004         2003(4)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   19.91      $  17.57      $  15.65

  Net investment income (loss)(1)                   0.10          0.20          0.01
  Net realized and unrealized gain (loss)
    on investments(1)                               0.18          2.29          1.94
Total from investment operations                    0.28          2.49          1.95

  Distributions from net investment income         (0.12)        (0.15)        (0.03)
Total distributions                                (0.12)        (0.15)        (0.03)
  Redemption fees                                     --          0.00(5)       0.00(5)

NET ASSET VALUE, END OF PERIOD                 $   20.07      $  19.91      $  17.57
===================================================================================================
TOTAL RETURN(2,6)                                   1.40%        14.24%        12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,003      $  1,075      $      2
  Ratio of expenses to average net assets(7)        1.16%*        1.18%         1.69%*
  Ratio of net investment income to average
    net assets                                      1.00%*        1.00%         0.34%*
Portfolio turnover rate                            24.91%         8.83%       118.86%

--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Less than ($0.005) per share.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  The effect of any custody credits on this ratio is less than 0.01%.
(8)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                         (800) 759-3504 ~ www.accessor.com                   91

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(8)         2004          2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   24.96      $  21.00      $  14.62      $  17.14     $  19.96     $  27.39

  Net investment income (loss)(1)                   0.01         (0.02)         0.03         (0.01)        0.01        (0.10)
  Net realized and unrealized gain (loss)
    on investments                                  0.97          3.98          6.38         (2.51)       (2.83)       (4.54)
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.98          3.96          6.41         (2.52)       (2.82)       (4.64)

  Distributions from net investment income            --         (0.00)(6)     (0.03)           --           --           --
  Distributions from capital gains                    --            --            --            --           --        (2.35)
  Distributions in excess of capital gains            --            --            --            --           --        (0.44)
                                               ---------------------------------------------------------------------------------
Total distributions                                   --          0.00(6)      (0.03)           --           --        (2.79)
                                               ---------------------------------------------------------------------------------
  Redemption fees                                   0.00(6)       0.00(6)       0.00(6)       0.00(6)        --           --

NET ASSET VALUE, END OF PERIOD                 $   25.94      $  24.96      $  21.00      $  14.62     $  17.14     $  19.96
================================================================================================================================
TOTAL RETURN(2)                                     3.93%        18.86%        43.91%       (14.70)%     (14.13)%     (18.22)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 163,701      $163,878      $134,782      $108,628     $162,297     $267,999
  Ratio of expenses to average net assets(7)        1.20%*        1.20%         1.24%         1.13%        1.06%        1.22%
  Ratio of net investment income (loss) to
    average net assets                              0.10%*       (0.09)%        0.20%        (0.03)%       0.05%       (0.39)%
  Portfolio turnover rate                          18.24%        46.31%        47.88%        44.59%       65.21%      141.73%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(8)        2004           2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   24.20      $  20.46      $  14.28      $  16.80     $  19.67     $  27.16

  Net investment income (loss)(1)                  (0.05)        (0.12)        (0.04)        (0.08)       (0.07)       (0.22)
  Net realized and unrealized gain (loss)
    on investments                                  0.94          3.86          6.22         (2.44)       (2.80)       (4.48)
                                               ---------------------------------------------------------------------------------
  Total from investment operations                  0.89          3.74          6.18         (2.52)       (2.87)       (4.70)

  Distributions from capital gains                    --            --            --            --           --        (2.35)
  Distributions in excess of capital gains            --            --            --            --           --        (0.44)
                                               ---------------------------------------------------------------------------------
Total distributions                                   --            --            --            --           --        (2.79)
                                               ---------------------------------------------------------------------------------
  Redemption fees                                   0.00(6)       0.00(6)       0.00(6)       0.00(6)        --           --

NET ASSET VALUE, END OF PERIOD                 $   25.09      $  24.20      $  20.46      $  14.28     $  16.80     $  19.67
================================================================================================================================
TOTAL RETURN(2)                                     3.68%        18.28%        43.28%       (15.00)%     (14.59)%     (18.60)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   4,469      $  3,414      $  3,148      $  3,157     $ 26,518     $ 29,934
  Ratio of expenses to average net assets(7)        1.68%*        1.67%         1.72%         1.52%        1.56%        1.72%
  Ratio of net investment loss to average
    net assets                                     (0.38)%*      (0.56)%       (0.26)%       (0.53)%      (0.44)%      (0.89)%
Portfolio turnover rate                            18.24%        46.31%        47.88%        44.59%       65.21%      141.73%


--------------------------------------------------------------------------------
92                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(8)         2004          2003         2002(3)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   24.52      $  20.84      $  14.62      $  14.56

  Net investment income (loss)(1)                  (0.11)        (0.23)        (0.15)           --
  Net realized and unrealized gain (loss)
    on investments                                  0.95          3.91          6.37          0.06
                                               -------------------------------------------------------
Total from investment operations                    0.84          3.68          6.22          0.06

  Redemption fees                                   0.00(6)       0.00(6)       0.00(6)       0.00(6)

NET ASSET VALUE, END OF PERIOD                 $   25.36      $  24.52      $  20.84      $  14.62
======================================================================================================
TOTAL RETURN(2)                                     3.43%        17.66%        42.54%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   2,194      $  2,439      $  2,221      $    503
  Ratio of expenses to average net assets(7)        2.19%*        2.20%         2.23%         0.00%
  Ratio of net investment loss to average
    net assets                                     (0.89)%*      (1.09)%       (0.87)%        0.00%
Portfolio turnover rate                            18.24%        46.31%         7.88%        44.59%

======================================================================================================
A CLASS SHARES                                  2005(8)         2004         2003(4)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   24.83      $  20.98      $  18.34

  Net investment income (loss)(1)                  (0.03)        (0.10)        (0.02)
  Net realized and unrealized gain (loss)
    on investments                                  0.95          3.95          2.66
                                               -------------------------------------------------------
Total from investment operations                    0.92          3.84          2.64

  Redemption fees                                   0.00(6)       0.00(6)       0.00(6)

NET ASSET VALUE, END OF PERIOD                 $   25.75      $  24.83      $  20.98
======================================================================================================
TOTAL RETURN(2,5)                                   3.71%        18.35%        14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     600      $    622      $      1
  Ratio of expenses to average net assets(7)        1.55%*        1.55%         1.82%*
  Ratio of net investment loss to average
    net assets                                     (0.25)%*      (0.42)%       (0.36)%*
Portfolio turnover rate                            18.24%        46.31%        47.88%


--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Class A total return does not include the one-time front-end sales charge.
(6)  Less than ($0.005) per share.
(7)  The effect of any custody credits on this ratio is less than 0.01%.
(8)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    93

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(9)         2004          2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.21      $  12.96      $   9.65      $  11.33     $  15.07     $  21.52

  Net investment income (loss)(1)                   0.14          0.15          0.12          0.08         0.03           --
  Net realized and unrealized gain (loss)
    on investments(7)                              (0.36)         2.15          3.19         (1.76)       (3.77)       (5.07)
                                               ---------------------------------------------------------------------------------
Total from investment operations                   (0.22)         2.30          3.31         (1.68)       (3.74)       (5.07)
  Distributions from net investment income            --         (0.05)           --            --           --           --
  Distributions from capital gains                    --            --            --            --           --        (1.36)
  Distributions in excess of capital gains            --            --            --            --           --        (0.02)
                                               ---------------------------------------------------------------------------------
Total distributions                                   --         (0.05)           --            --           --        (1.38)
                                               ---------------------------------------------------------------------------------
  Redemption fees(7)                                0.00(8)       0.00(8)       0.01          0.03           --           --

NET ASSET VALUE, END OF PERIOD                 $   14.99      $  15.21      $  12.96      $   9.65     $  11.33     $  15.07
================================================================================================================================
TOTAL RETURN(2)                                    (1.45)%       17.76%        34.30%       (14.83)%     (24.82)%     (24.55)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  92,705      $ 87,790      $ 69,059      $ 59,362     $ 79,748     $163,154
  Ratio of expenses to average net assets(6)        1.41%*        1.24%         1.36%         1.43%        1.47%        1.42%
  Ratio of net investment income (loss) to
    average net assets                              1.83%*        1.09%         1.17%         0.75%        0.21%       (0.01)%
Portfolio turnover rate                             6.86%        15.91%        21.84%       107.71%      147.08%      166.49%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(9)         2004          2003          2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   14.79      $  12.61      $   9.43      $  11.11     $  14.85     $  21.33

  Net investment income (loss)(1)                   0.10          0.09          0.08          0.02        (0.04)       (0.09)
  Net realized and unrealized gain (loss)
    on investments(7)                              (0.36)         2.09          3.10         (1.70)       (3.70)       (5.01)
                                               ---------------------------------------------------------------------------------
Total from investment operations                   (0.26)         2.18          3.18         (1.68)       (3.74)       (5.10)

  Distributions from capital gains                    --            --            --            --           --        (1.36)
  Distributions in excess of capital gains            --            --            --            --           --        (0.02)
                                               ---------------------------------------------------------------------------------
Total distributions                                   --            --            --            --           --        (1.38)
                                               ---------------------------------------------------------------------------------
  Redemption fees(7)                                0.00(8)       0.00(8)       0.01          0.03           --           --

NET ASSET VALUE, END OF PERIOD                 $   14.53      $  14.79      $  12.61      $   9.43     $  11.11     $  14.85
================================================================================================================================
TOTAL RETURN(2)                                    (1.69)%       17.29%        33.72%       (15.12)%     (25.19)%     (24.92)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,115      $  1,159      $  1,272      $  1,444     $ 25,190     $ 26,116
  Ratio of expenses to average net assets(6)        1.85%*        1.69%         1.83%         1.96%        1.96%        1.92%
  Ratio of net investment income (loss) to
    average net assets                              1.35%*        0.67%         0.76%         0.22%       (0.33)%      (0.51)%
Portfolio turnover rate                             6.86%        15.91%        21.84%       107.71%      147.08%      166.49








--------------------------------------------------------------------------------
94                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(9)         2004          2003         2002(3)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   14.97      $  12.83      $   9.64      $   9.54

  Net investment income (loss)(1)                   0.06          0.01          0.01            --
  Net realized and unrealized gain (loss)
    on investments(7)                              (0.35)         2.13          3.17          0.10
                                               ------------------------------------------------------
Total from investment operations                   (0.29)         2.14          3.18          0.10

  Redemption fees(7)                                0.00(8)       0.00(8)       0.01          0.00(8)

NET ASSET VALUE, END OF PERIOD                 $   14.68      $  14.97      $  12.83      $   9.64
=====================================================================================================
TOTAL RETURN(2)                                    (1.94)%       16.68%        33.09%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   2,083      $  1,747      $  1,113      $    635
  Ratio of expenses to average net assets(6)        2.41%*        2.24%         2.36%         0.00%*
  Ratio of net investment income to average
    net assets                                      0.89%*        0.10%         0.09%         0.00%*
Portfolio turnover rate                             6.86%        15.91%        21.84%       107.71%

=====================================================================================================
A CLASS SHARES                                  2005(9)         2004         2003(4)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.17      $  12.94      $  11.18

  Net investment income (loss)(1)                   0.11          0.15         (0.03)
  Net realized and unrealized gain (loss)
    on investments                                 (0.37)         2.11          1.79
                                               ------------------------------------------------------
Total from investment operations                   (0.26)         2.26          1.76

  Distributions from net investment income            --         (0.03)           --
                                               ------------------------------------------------------
Total distributions                                   --         (0.03)           --
                                               ------------------------------------------------------
  Redemption fees                                   0.00(8)       0.00(8)       0.00(8)

NET ASSET VALUE, END OF PERIOD                 $   14.91      $  15.17      $  12.94
=====================================================================================================
TOTAL RETURN(2,5)                                  (1.65)%       17.45%        15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     396      $    360      $      1
  Ratio of expenses to average net assets(6)        1.76%*        1.56%         1.85%*
  Ratio of net investment income (loss) to
    average net assets                              1.52%*        1.01%        (1.11)%*
Portfolio turnover rate                             6.86%        15.91%        21.84%



--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Class A total return does not include the one-time front-end sales charge.
(6)  The effect of any custody credits on this ratio is less than 0.01%.
(7) Per share amounts relating to redemption fees for 2001-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
(8)  Less than ($0.005) per share.
(9)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    95

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                           2005(10)         2004          2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.31      $  11.18      $   9.86      $  10.61     $  11.10     $  12.00

  Net investment income (loss)(1)                   0.43          0.89          0.94          0.89         1.03         0.75
  Net realized and unrealized gain (loss)
    on investments(8)                              (0.39)         0.12          1.33         (0.75)       (0.45)       (0.98)
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.04          1.01          2.27          0.14         0.58        (0.23)

  Distributions from net investment income         (0.44)        (0.88)        (0.96)        (0.89)       (1.07)       (0.67)
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.44)        (0.88)        (0.96)        (0.89)       (1.07)       (0.67)
                                               ---------------------------------------------------------------------------------
  Redemption fees(8)                                0.00(9)       0.00(9)       0.01          0.00(9)        --           --

NET ASSET VALUE, END OF PERIOD                 $   10.91      $  11.31      $  11.18      $   9.86     $  10.61     $  11.10
================================================================================================================================
TOTAL RETURN(2)                                     0.43%         9.49%        24.24%         1.42%        5.19%       (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  51,459      $ 50,920      $ 51,918      $ 57,341     $ 30,709     $ 14,609
  Ratio of expenses to average net assets(7)        0.90%*        0.83%         0.95%         0.92%        0.95%        0.86%*
  Ratio of net investment income to average
    net assets                                      7.82%*        8.00%         8.99%         8.89%        9.30%        9.75%*
Portfolio turnover rate                            30.85%        75.03%       154.86%       108.29%       37.07%       11.92%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(10)        2004          2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.30      $  11.18      $   9.86      $  10.61     $  11.10     $  12.00

  Net investment income (loss)(1)                   0.40          0.84          0.83          0.84         1.00         0.70
  Net realized and unrealized gain (loss)
    on investments(8)                              (0.37)         0.11          1.40         (0.75)       (0.48)       (0.97)
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.03          0.95          2.23          0.09         0.52        (0.27)

  Distributions from net investment income         (0.42)        (0.83)        (0.91)        (0.84)       (1.01)       (0.63)
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.42)        (0.83)        (0.91)        (0.84)       (1.01)       (0.63)
                                               ---------------------------------------------------------------------------------
  Redemption fees(8)                                0.00(9)       0.00(9)       0.00(9)       0.00(9)        --           --

NET ASSET VALUE, END OF PERIOD                 $   10.91      $  11.30      $  11.18      $   9.86     $  10.61     $  11.10
================================================================================================================================
TOTAL RETURN(2)                                     0.28%         8.95%        23.60%         1.02%        4.66%       (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     469      $  1,277      $    276      $  1,157     $  9,653     $  9,600
  Ratio of expenses to average net assets(7)        1.34%*        1.28%         1.44%         1.44%        1.42%        1.36%*
  Ratio of net investment income to average
    net assets                                      7.38%*        7.47%         8.51%         8.12%        8.93%        8.92%*
Portfolio turnover rate                            30.85%        75.03%       154.86%       108.29%       37.07%       11.92%











--------------------------------------------------------------------------------
96                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(10)        2004          2003         2002(4)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.29      $  11.17      $   9.86      $   9.86

  Net investment income (loss)(1)                   0.37          0.77          0.84            --
  Net realized and unrealized gain (loss)
    on investments(8)                              (0.37)         0.13          1.32            --
                                               -------------------------------------------------------
Total from investment operations                      --          0.90          2.16            --

  Distributions from net investment income         (0.39)        (0.78)        (0.86)           --
                                               -------------------------------------------------------
Total distributions                                (0.39)        (0.78)        (0.86)           --
                                               -------------------------------------------------------
  Redemption fees(8)                                0.00(9)       0.00(9)       0.01          0.00(9)

NET ASSET VALUE, END OF PERIOD                 $   10.90      $  11.29      $  11.17      $   9.86
======================================================================================================
TOTAL RETURN(2)                                     0.03%         8.39%        22.95%

NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,536      $  1,935      $  1,224      $    524
  Ratio of expenses to average net assets(7)        1.88%*        1.83%         1.97%         0.00%*
  Ratio of net investment income to average
    net assets                                      6.78%*        6.99%         7.96%         0.00%*
Portfolio turnover rate                            30.85%        75.03%       154.86%       108.29%

======================================================================================================
A CLASS SHARES                                  2005(10)        2004          2003(5)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.30      $  11.17      $  10.77

  Net investment income (loss)(1)                   0.41          0.86          0.22
  Net realized and unrealized gain (loss)
    on investments(8)                              (0.38)         0.13          0.42
                                               -------------------------------------------------------
Total from investment operations                    0.03          0.99          0.64

  Distributions from net investment income         (0.43)        (0.86)        (0.24)
                                               -------------------------------------------------------
Total distributions                                (0.43)        (0.86)        (0.24)
                                               -------------------------------------------------------
  Redemption fees(8)                                0.00(9)       0.00(9)       0.00(9)

NET ASSET VALUE, END OF PERIOD                 $   10.90      $  11.30      $  11.17
======================================================================================================
TOTAL RETURN(2,6)                                   0.31%         9.25%         5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     205      $    136      $     15
  Ratio of expenses to average net assets(7)        1.15%*        1.07%         1.15%*
  Ratio of net investment income to average
    net assets                                      7.61%*        7.70%         8.82%*
Portfolio turnover rate                            30.85%        75.03%       154.86%

--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on May 1, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  The effect of any custody credits on this ratio is less than 0.01%.
(8) Per share amounts relating to redemption fees for 2001-2003 have been reclassified from net realized and unrealized gain (loss) on investments to redemption fees.
(9)  Less than ($0.0005) per share.
(10) For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    97

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2005(7)         2004          2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  11.91      $  12.13      $  12.45      $  11.89     $  11.67     $  11.30

  Net investment income (loss)(1)                   0.33          0.60          0.55          0.64         0.68         0.73
  Net realized and unrealized gain (loss)
    on investments                                  0.09         (0.14)         0.06          0.71         0.23         0.37
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.42          0.46          0.61          1.35         0.91         1.10

  Distributions from net investment income         (0.36)        (0.59)        (0.57)        (0.64)       (0.69)       (0.73)
  Distributions from capital gains                 (0.04)        (0.09)        (0.36)        (0.15)          --           --
                                                --------------------------------------------------------------------------------
Total distributions                                (0.40)        (0.68)        (0.93)        (0.79)       (0.69)       (0.73)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  11.93      $  11.91      $  12.13      $  12.45     $  11.89     $  11.67
================================================================================================================================
TOTAL RETURN(2)                                     3.62%         3.88%         4.93%        11.70%        8.00%       10.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 54,772      $ 51,548      $ 37,099      $ 50,283     $ 44,563     $ 53,997
  Ratio of expenses to average net assets(6)        0.72%*        0.87%         0.74%         0.67%        0.65%        0.66%
  Ratio of net investment income to average
    net assets                                      5.62%*        5.04%         4.46%         5.26%        5.73%        6.46%
Portfolio turnover rate                            37.00%       125.84%       105.58%        93.56%       61.25%       42.88%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(7)         2004          2003          2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  11.91      $  12.13      $  12.45      $  11.89     $  11.67     $  11.30

  Net investment income (loss)(1)                   0.31          0.53          0.50          0.58         0.62         0.68
  Net realized and unrealized gain (loss)
    on investments                                  0.08         (0.13)         0.04          0.71         0.23         0.37
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.39          0.40          0.54          1.29         0.85         1.05

  Distributions from net investment income         (0.34)        (0.53)        (0.50)        (0.58)       (0.63)       (0.68)
  Distributions from capital gains                 (0.04)        (0.09)        (0.36)        (0.15)          --           --
                                                --------------------------------------------------------------------------------
Total distributions                                (0.38)        (0.62)        (0.86)        (0.73)       (0.63)       (0.68)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  11.92      $  11.91      $  12.13      $  12.45     $  11.89     $  11.67
================================================================================================================================
TOTAL RETURN(2)                                     3.32%         3.37%         4.41%        11.15%        7.46%        9.64%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  1,610      $    982      $  6,745      $  7,575     $  8,690     $  8,826
  Ratio of expenses to average net assets(6)        1.18%*        1.38%         1.24%         1.16%        1.15%        1.16%
  Ratio of net investment income to average
    net assets                                      5.19%*        4.23%         3.96%         4.77%        5.22%        5.96%
Portfolio turnover rate                            37.00%       125.84%       105.58%        93.56%       61.25%       42.88%









--------------------------------------------------------------------------------
98                SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(7)         2004          2003        2002(3)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $    11.91      $  12.12      $  12.45      $  12.47

  Net investment income (loss)(1)                   0.27          0.47          0.43            --
  Net realized and unrealized gain (loss)
    on investments                                  0.09         (0.12)         0.05         (0.02)
                                               -----------------------------------------------------
Total from investment operations                    0.36          0.35          0.48         (0.02)

  Distributions from net investment income         (0.31)        (0.47)        (0.45)           --
  Distributions from capital gains                 (0.04)        (0.09)        (0.36)           --
                                               -----------------------------------------------------
Total distributions                                (0.35)        (0.56)        (0.81)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.92      $  11.91      $  12.12      $  12.45
====================================================================================================
TOTAL RETURN(2)                                     3.04%         2.95%         3.86%

NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     953      $    865      $  1,320      $    621
  Ratio of expenses to average net assets(6)        1.71%*        1.87%         1.76%         0.00%
  Ratio of net investment income to average
    net assets                                      4.61%*        3.96%         3.44%         0.00%
Portfolio turnover rate                            37.00%       125.84%       105.58%        93.56%

====================================================================================================
A CLASS SHARES                                  2005(7)         2004         2003(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.90      $  12.12      $  12.53

  Net investment income (loss)(1)                   0.39          0.65          0.12
  Net realized and unrealized gain (loss)
    on investments                                  0.01         (0.22)        (0.04)
                                               -----------------------------------------------------
Total from investment operations                    0.40          0.43          0.08

  Distributions from net investment income         (0.34)        (0.56)        (0.13)
  Distributions from capital gains                 (0.04)        (0.09)        (0.36)
                                               -----------------------------------------------------
Total distributions                                (0.38)        (0.65)        (0.49)
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.92      $  11.90      $  12.12
====================================================================================================
TOTAL RETURN(2,5)                                   3.42%         3.64%         0.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $      20      $     42      $      1
  Ratio of expenses to average net assets(6)        0.97%*        1.12%         1.59%*
  Ratio of net investment income to average
    net assets                                      5.43%*        4.93%         3.98%*
Portfolio turnover rate                            37.00%       125.84%       105.58%





--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Class A total return does not include the one-time front-end sales charge.
(6)  The effect of any custody credits on this ratio is less than 0.01%.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    99

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2005(7)         2004          2003          2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.98      $  12.18      $  12.34      $  12.12     $  11.98     $  11.83

  Net investment income (loss)(1)                   0.26          0.45          0.43          0.56         0.63         0.71
  Net realized and unrealized gain (loss)
    on investments                                 (0.08)        (0.19)        (0.16)         0.22         0.17         0.15
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.18          0.26          0.27          0.78         0.80         0.86

  Distributions from net investment income         (0.27)        (0.46)        (0.43)        (0.56)       (0.66)       (0.71)
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.27)        (0.46)        (0.43)        (0.56)       (0.66)       (0.71)
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.89      $  11.98      $  12.18      $  12.34     $  12.12     $  11.98
================================================================================================================================
TOTAL RETURN(2)                                     1.53%         2.16%         2.19%         6.64%        6.77%        7.54%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  69,694      $ 68,402      $ 80,613      $ 42,639     $ 57,747     $ 55,251
  Ratio of expenses to average net assets(6)        0.68%*        0.64%         0.63%         0.64%        0.67%        0.66%
  Ratio of net investment income to average
    net assets                                      4.48%*        3.70%         3.54%         4.62%        5.26%        5.99%
Portfolio turnover rate                            24.83%        74.14%        86.10%        50.96%       83.37%       54.48%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(7)         2004          2003          2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.98      $  12.18      $  12.34      $  12.11     $  11.98     $  11.83

  Net investment income (loss)(1)                   0.24          0.38          0.39          0.50         0.58         0.65
  Net realized and unrealized gain (loss)
    on investments                                 (0.09)        (0.18)        (0.18)         0.23         0.15         0.15
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.15          0.20          0.21          0.73         0.73         0.80
  Distributions from net investment income         (0.25)        (0.40)        (0.37)        (0.50)       (0.60)       (0.65)
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.25)        (0.40)        (0.37)        (0.50)       (0.60)       (0.65)
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.88      $  11.98      $  12.18      $  12.34     $  12.11     $  11.98
================================================================================================================================
TOTAL RETURN(2)                                     1.23%         1.71%         1.74%         6.21%        6.15%        7.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,976      $  1,730      $  6,968      $  7,453     $  7,754     $  7,982
  Ratio of expenses to average net assets(6)        1.12%*        1.08%         1.11%         1.12%        1.18%        1.16%
  Ratio of net investment income to average
    net assets                                      4.04%*        2.99%         3.15%         4.13%        4.77%        5.49%
Portfolio turnover rate                            24.83%        74.14%        86.10%        50.96%       83.37%       54.48%





--------------------------------------------------------------------------------
100               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(7)         2004          2003        2002(3)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.97      $  12.17      $  12.33      $  12.34

  Net investment income (loss)(1)                   0.21          0.34          0.30            --
  Net realized and unrealized gain (loss)
    on investments                                 (0.10)        (0.19)        (0.16)        (0.01)
                                               -----------------------------------------------------
Total from investment operations                    0.11          0.15          0.14         (0.01)

  Distributions from net investment income         (0.21)        (0.35)        (0.30)           --
                                               -----------------------------------------------------
Total distributions                                (0.21)        (0.35)        (0.30)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.87      $  11.97      $  12.17      $  12.33
====================================================================================================
TOTAL RETURN(2)                                     0.97%         1.21%         1.18%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   4,273      $  3,782      $  2,739      $    606
  Ratio of expenses to average net assets(6)        1.67%*        1.65%         1.63%         0.00%
  Ratio of net investment income to average
    net assets                                      3.48%*        2.78%         2.48%         0.00%
Portfolio turnover rate                            24.83%        74.14%        86.10%        50.96%

====================================================================================================
A CLASS SHARES                                  2005(7)         2004         2003(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.96      $  12.17      $  12.24

  Net investment income (loss)(1)                   0.25          0.43          0.07
  Net realized and unrealized gain (loss)
    on investments                                  0.08         (0.21)        (0.06)
                                               -----------------------------------------------------
Total from investment operations                    0.17          0.22          0.01

  Distributions from net investment income         (0.26)        (0.43)        (0.08)
                                               -----------------------------------------------------
Total distributions                                (0.26)        (0.43)        (0.08)
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.87      $  11.96      $  12.17
====================================================================================================
TOTAL RETURN(2,5)                                   1.41%         1.86%         0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $      21      $     22      $      1
  Ratio of expenses to average net assets(6)        0.92%*        0.99%         1.19%*
  Ratio of net investment income to average
    net assets                                      4.23%*        3.86%         2.39%*
Portfolio turnover rate                            24.83%        74.14%        86.10%








--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Class A total return does not include the one-time front-end sales charge.
(6)  The effect of any custody credits on this ratio is less than 0.01%.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                   101

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2005(7)         2004          2003         2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   12.65      $  12.69      $  13.00      $  12.69     $  12.52     $  11.98

  Net investment income (loss)(1)                   0.23          0.46          0.38          0.60         0.71         0.74
  Net realized and unrealized gain (loss)
    on investments                                 (0.03)         0.02         (0.08)         0.38         0.23         0.54
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.20          0.48          0.30          0.98         0.94         1.28

  Distributions from net investment income         (0.24)        (0.45)        (0.36)        (0.61)       (0.71)       (0.74)
  Distributions from capital gains                    --         (0.07)        (0.25)        (0.06)       (0.06)          --
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.24)        (0.52)        (0.61)        (0.67)       (0.77)       (0.74)
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   12.61      $  12.65      $  12.69      $  13.00     $  12.69     $  12.52
================================================================================================================================
TOTAL RETURN(2)                                     1.61%         3.87%         2.34%         7.90%        7.68%       11.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 159,994      $163,913      $159,367      $173,978     $ 11,948     $123,632
  Ratio of expenses to average net assets(6)        0.88%*        0.81%         0.84%         0.84%        0.87%        0.87%
  Ratio of net investment income to average
    net assets                                      3.60%*        3.65%         2.93%         4.69%        5.62%        6.13%
Portfolio turnover rate                           240.99%       324.40%       425.28%       294.60%      228.07%      263.34%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(7)         2004          2003          2002         2001         2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   12.64      $  12.69      $  13.05      $  12.69     $  12.52     $  11.98

  Net investment income (loss)(1)                   0.20          0.40          0.32          0.61         0.65         0.68
  Net realized and unrealized gain (loss)
    on investments                                 (0.03)         0.02         (0.09)         0.33         0.22         0.54
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.17          0.42          0.23          0.94         0.87         1.22

  Distributions from net investment income         (0.21)        (0.40)        (0.34)        (0.52)       (0.64)       (0.68)
  Distributions from capital gains                    --         (0.07)        (0.25)        (0.06)       (0.06)          --
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.21)        (0.47)        (0.59)        (0.58)       (0.70)       (0.68)
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   12.60      $  12.64      $  12.69      $  13.05     $  12.69     $  12.52
================================================================================================================================
TOTAL RETURN(2)                                     1.29%         3.40%         1.80%         7.57%        7.14%       10.58%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,190      $  1,226      $  1,362      $  2,137     $ 17,481     $ 18,531
  Ratio of expenses to average net assets(6)        1.38%*        1.29%         1.32%         1.31%        1.37%        1.37%
  Ratio of net investment income to average
    net assets                                      3.09%*        3.16%         2.45%         4.54%        5.12%        5.63%
Portfolio turnover rate                           240.99%       324.40%       425.28%       294.60%      228.07%      263.34%




--------------------------------------------------------------------------------
102               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(7)          2004          2003        2002(3)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   12.67      $  12.71      $  13.00      $  13.01

  Net investment income (loss)(1)                   0.17          0.33          0.25            --
  Net realized and unrealized gain (loss)
    on investments                                 (0.04)         0.03         (0.08)        (0.01)
                                               -----------------------------------------------------
Total from investment operations                    0.13          0.36          0.17         (0.01)

  Distributions from net investment income         (0.18)        (0.33)        (0.24)           --
  Distributions from capital gains                    --         (0.07)        (0.22)           --
                                               -----------------------------------------------------
Total distributions                                (0.18)        (0.40)        (0.46)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   12.62      $  12.67      $  12.71      $  13.00
====================================================================================================
TOTAL RETURN(2)                                     1.06%         2.85%         1.30%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,554      $  1,015      $  1,401      $    631
  Ratio of expenses to average net assets(6)        1.87%*        1.81%         1.85%         0.00%
  Ratio of net investment income to average
    net assets                                      2.61%*        2.63%         1.92%         0.00%
Portfolio turnover rate                           240.99%       324.40%       425.28%       294.60%

====================================================================================================
A CLASS SHARES                                  2005(7)         2004         2003(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   12.64      $  12.68      $  12.91

  Net investment income (loss)(1)                   0.20          0.46          0.09
  Net realized and unrealized gain (loss)
    on investments                                 (0.02)        (0.01)           --
                                               -----------------------------------------------------
Total from investment operations                    0.18          0.45          0.09

  Distributions from net investment income         (0.23)        (0.42)        (0.10)
  Distributions from capital gains                    --         (0.07)        (0.22)
                                               -----------------------------------------------------
Total distributions                                (0.23)        (0.49)        (0.32)
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   12.59      $  12.64      $  12.68
====================================================================================================
TOTAL RETURN(2,5)                                   1.42%         3.63%         0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     139      $     71      $      1
  Ratio of expenses to average net assets(6)        1.13%*        1.06%         1.59%*
  Ratio of net investment income to average
    net assets                                      3.39%*        3.40%         2.78%*
Portfolio turnover rate                           240.99%       324.40%       425.28%




--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Class A total return does not include the one-time front-end sales charge.
(6)  The effect of any custody credits on this ratio is less than 0.01%.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                   103

================================================================================
                      LIMITED DURATION U.S. GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                2005(5)       2004(3)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.96      $  12.00

  Net investment income (loss)(1)                   0.14          0.09
  Net realized and unrealized gain (loss)
    on investments                                 (0.03)        (0.04)
                                               ---------------------------------
Total from investment operations                    0.11          0.05

  Distributions from net investment income         (0.14)        (0.09)
                                               ---------------------------------
Total distributions                                (0.14)        (0.09)
                                               ---------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.93      $  11.96
================================================================================
TOTAL RETURN(2)                                     0.95%         0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  63,088      $ 58,963
  Ratio of expenses to average net assets(4)        0.55%*        0.57%*
  Ratio of net investment income to average
    net assets                                      2.41%*        1.66%*
Portfolio turnover rate                            35.98%        29.46%



















--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on July 6, 2004.
(4)  The effect of any custody credits on this ratio is less than 0.01%.
(5)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
104               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(8)         2004          2003          2002          2001           2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $     1.00     $     1.00    $     1.00    $     1.00    $     1.00     $   1.00

  Net investment income(1)                           0.01           0.01          0.01          0.01          0.04         0.06
  Distributions from net investment income          (0.01)         (0.01)        (0.01)        (0.01)        (0.04)       (0.06)
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $     1.00     $     1.00    $     1.00    $     1.00    $     1.00     $   1.00
================================================================================================================================
TOTAL RETURN(2)                                      1.10%          0.93%         0.72%         1.45%         3.81%        5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $1,240,384     $1,260,063    $1,175,275    $1,249,928    $1,177,405     $552,255
  Ratio of expenses to average net assets(7)         0.46%*         0.46%         0.46%         0.46%         0.44%        0.45%
  Ratio of net investment income to average
    net assets                                      2.19%*          0.94%         0.72%         1.43%         3.48%        5.88%

================================================================================================================================
INVESTOR CLASS SHARES                            2005(8)         2004          2003          2002          2001           2000
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $     1.00     $     1.00    $     1.00    $     1.00    $     1.00     $   1.00

  Net investment income(1)                           0.01           0.01          0.00(5)       0.01          0.03         0.05
  Distributions from net investment income          (0.01)         (0.01)        (0.00)(5)     (0.01)        (0.03)       (0.05)
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $     1.00     $     1.00    $     1.00    $     1.00    $     1.00     $   1.00
================================================================================================================================
TOTAL RETURN(2)                                      0.86%          0.68%         0.35%         0.94%         3.30%        5.47%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   13,931     $   12,689    $   15,832    $   20,228    $    9,651     $  7,746
  Ratio of expenses to average net assets(7,9)       0.94%*         0.71%         0.85%         0.97%         0.94%        0.95%
  Ratio of net investment income to average
    net assets                                       1.71%*         0.63%         0.35%         0.88%         3.20%        5.35%















--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    105

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(8)         2004          2003        2002(3)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00      $   1.00      $   1.00      $   1.00

  Net investment income (loss)(1)                   0.01          0.01          0.00(5)         --
  Distributions from net investment income         (0.01)        (0.01)        (0.00)(5)        --
                                               -------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $    1.00      $   1.00      $   1.00          1.00
======================================================================================================
TOTAL RETURN(2)                                     0.78%         0.68%         0.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,913      $  1,989      $    747      $    302
  Ratio of expenses to average net
    assets(7,10)                                    1.09%*        0.71%         0.81%         0.00%
  Ratio of net investment income to average
    net assets                                      1.54%*        0.79%         0.35%         0.00%

======================================================================================================
A CLASS SHARES                                  2005(8)         2004         2003(4)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00      $   1.00      $   1.00

  Net investment income (loss)(1)                   0.01          0.01          0.00(5)
  Distributions from net investment income         (0.01)        (0.01)        (0.00)(5)
                                               -------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $    1.00      $   1.00      $   1.00
======================================================================================================
TOTAL RETURN(2,6)                                   1.00%         0.68%         0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     165      $     49      $     10
  Ratio of expenses to average net
    assets(7)                                       0.66%*        0.72%         0.71%*
  Ratio of net investment income to average
    net assets                                      2.07%*        0.94%         0.40%*



















--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Class commenced operations on December 30, 2002.
(4)  Class commenced operations on September 29, 2003.
(5)  Less than ($0.005) per share.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  The effect of any custody credits on this ratio is less than 0.01%.
(8)  For the six months ended June 30, 2005 (Unaudited).
(9) From July 1, 2003 through December 31, 2004, Administrative Services fees of 0.25% were temporarily suspended.
(10) From July 1, 2003 through December 31, 2004, 12b-1 fees were temporarily limited to 0.25% and from January 1, 2005 through April 30, 2005, 12b-1 fees were temporarily limited to 0.50%.
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
106               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2005(7)         2004          2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.17      $  15.29      $  15.19      $  15.09     $  15.01     $  15.00

  Net investment income (loss)(1)                   0.31          0.50          0.53          0.69         0.81           --
  Net realized and unrealized gain (loss)
    on investments                                 (0.11)        (0.09)         0.17          0.14         0.07         0.01
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.20          0.41          0.70          0.83         0.88         0.01

  Distributions from net investment income         (0.30)        (0.49)        (0.53)        (0.69)       (0.80)          --
  Distributions from capital gains                    --         (0.04)        (0.07)        (0.03)          --           --
  Distributions from return of capital                --            --            --         (0.01)          --           --
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.30)        (0.53)        (0.60)        (0.73)       (0.80)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   15.07      $  15.17      $  15.29      $  15.19     $  15.09     $  15.01
================================================================================================================================
TOTAL RETURN(2)                                     1.30%         2.83%         4.68%         5.68%        5.95%        0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   8,198      $  7,410      $  7,313      $  9,689     $ 12,534     $    400
  Ratio of gross expenses to average net assets     0.45%*        0.42%         0.29%         0.24%        1.18%        0.10%*
  Ratio of net expenses to average net assets       0.20%*        0.20%         0.10%         0.10%        0.10%        0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  3.82%*        3.06%         3.30%         4.43%        4.59%       (0.10)%*
  Ratio of net investment income (loss) to
    average net assets                              4.06%*        3.28%         3.49%         4.56%        5.67%       (0.10)%*
Portfolio turnover rate                             2.93%        33.21%        52.48%        50.44%       38.76%        0.00%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(7)         2004          2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.17      $  15.29      $  15.19      $  15.09     $  15.00     $  15.00

  Net investment income (loss)(1)                   0.27          0.42          0.46          0.63         0.75           --
  Net realized and unrealized gain (loss)
    on investments                                 (0.11)        (0.08)         0.16          0.13         0.06           --
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.16          0.34          0.62          0.76         0.81           --

  Distributions from net investment income         (0.27)        (0.42)        (0.45)        (0.62)       (0.72)          --
  Distributions from capital gains                    --         (0.04)        (0.07)        (0.03)          --           --
  Distributions from return of capital                --            --            --         (0.01)          --           --
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.27)        (0.46)        (0.52)        (0.66)       (0.72)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   15.06      $  15.17      $  15.29      $  15.19     $  15.09     $  15.00
================================================================================================================================
TOTAL RETURN(2)                                     1.05%         2.28%         4.17%         5.16%        5.49%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   3,690      $  3,266      $  3,015      $  2,840     $  1,596     $    454
  Ratio of gross expenses to average net assets     0.95%*        0.92%         0.79%         0.74%        1.67%         0.6%*
  Ratio of net expenses to average net assets       0.70%*        0.70%         0.60%         0.60%        0.60%         0.6%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  3.32%*        2.54%         2.78%         4.05%        3.84%       (0.60)%*
  Ratio of net investment income to average
  net assets                                        3.57%*        2.77%         2.96%         4.18%        4.92%       (0.60)%*
Portfolio turnover rate                             2.93%        33.21%        52.48%        50.44%       38.76%        0.00%








--------------------------------------------------------------------------------
                        (800) 759-3504 ~ WWW.ACCESSOR.COM                    107

================================================================================
                             INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(7)         2004          2003         2002(4)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.15      $  15.28      $  15.18      $  15.19

  Net investment income (loss)(1)                   0.22          0.37          0.33            --
  Net realized and unrealized gain (loss)
    on investments                                 (0.09)        (0.11)         0.21         (0.01)
                                               --------------------------------------------------------
Total from investment operations                    0.13          0.26          0.54         (0.01)

  Distributions from net investment income         (0.23)        (0.35)        (0.37)          --
  Distributions from capital gains                    --         (0.04)        (0.07)          --
                                               --------------------------------------------------------
Total distributions                                (0.23)        (0.39)        (0.44)          --
                                               --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   15.05      $  15.15      $  15.28      $  15.18
=======================================================================================================
TOTAL RETURN(2)                                     0.87%         1.77%         3.62%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,357      $  1,529      $    448      $      1
  Ratio of gross expenses to average net assets     1.44%*        1.43%         1.29%         0.00%
  Ratio of net expenses to average net assets       1.20%*        1.20%         1.10%         0.00%
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  2.76%*        2.20%         2.08%         0.00%
  Ratio of net investment income to average
    net assets                                      3.01%*        2.43%         2.27%         0.00%
Portfolio turnover rate                             2.93%        33.21%        52.48%        50.44%

=======================================================================================================
A CLASS SHARES                                  2005(7)         2004         2003(5)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.17      $  15.29      $  15.32

  Net investment income (loss)(1)                   0.29          0.50          0.10
  Net realized and unrealized gain (loss)
    on investments                                 (0.11)        (0.12)         0.04
                                               --------------------------------------------------------
Total from investment operations                    0.18          0.38          0.14

  Distributions from net investment income         (0.29)        (0.46)        (0.10)
  Distributions from capital gains                    --         (0.04)        (0.07)
                                               --------------------------------------------------------
Total distributions                                (0.29)        (0.50)        (0.17)
                                               --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   15.06      $  15.17      $  15.29
=======================================================================================================
TOTAL RETURN(2,6)                                   1.18%         2.53%         0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     907      $    581      $    150
  Ratio of gross expenses to average net assets     0.70%*        0.68%         1.11%*
  Ratio of net expenses to average net assets       0.45%*        0.45%         0.37%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  3.74%*        2.93%         4.04%*
  Ratio of net investment income to average
    net assets                                      3.99%*        3.16%         4.78%*
Portfolio turnover rate                             2.93%        33.21%        52.48%


--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on December 27, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
108               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(7)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.38       $  14.83      $  13.48      $  14.32     $  15.00     $  15.00

  Net investment income (loss)(1)                  0.24           0.39          0.40          0.47         0.61           --
  Net realized and unrealized gain (loss)
    on investments                                (0.07)          0.55          1.40         (0.82)       (0.70)          --
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.17           0.94          1.80         (0.35)       (0.09)          --

  Distributions from net investment income        (0.23)         (0.37)        (0.39)        (0.46)       (0.56)          --
  Distributions from capital gains                (0.01)         (0.02)        (0.06)        (0.03)       (0.03)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.24)         (0.39)        (0.45)        (0.49)       (0.59)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.31       $  15.38      $  14.83      $  13.48     $  14.32     $  15.00
================================================================================================================================
TOTAL RETURN(2)                                    1.12%          6.45%        13.56%        (2.45)%      (0.57)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 13,403       $ 12,381      $  8,693      $  5,224     $  2,519     $    289
  Ratio of gross expenses to average net assets    0.34%*         0.33%         0.30%         0.28%        0.76%        0.10%*
  Ratio of net expenses to average net assets      0.20%*         0.20%         0.10%         0.10%        0.10%        0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 3.00%*         2.45%         2.64%         3.33%        3.58%       (0.10)%*
  Ratio of net investment income (loss) to average
    net assets                                     3.14%*         2.58%         2.84%         3.50%        4.24%       (0.10)%*
Portfolio turnover rate                            6.80%         19.76%        26.08%        24.38%       22.19%        0.00%

================================================================================================================================
INVESTOR CLASS SHARES                            2005(7)         2004         2003          2002         2001         2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.37       $  14.83      $  13.48      $  14.32     $  15.00     $  15.00

  Net investment income (loss)(1)                  0.18           0.31          0.33          0.41         0.54           --
  Net realized and unrealized gain (loss)
    on investments                                (0.05)          0.55          1.40         (0.82)       (0.70)          --
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.13           0.86          1.73         (0.41)       (0.16)          --

  Distributions from net investment income        (0.19)         (0.30)        (0.32)        (0.40)       (0.49)          --
  Distributions from capital gains                (0.01)         (0.02)        (0.06)        (0.03)       (0.03)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.20)         (0.32)        (0.38)        (0.43)       (0.52)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.30       $  15.37      $  14.83      $  13.48     $  14.32     $   15.00
================================================================================================================================
TOTAL RETURN(2)                                    0.85%          5.88%        13.00%        (2.92)%      (1.04)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  2,904       $  4,602      $  3,818      $  3,473     $  3,808     $   2,306
  Ratio of gross expenses to average net assets    0.84%*         0.83%         0.80%         0.78%        1.26%          0.6%*
  Ratio of net expenses to average net assets      0.70%*         0.70%         0.60%         0.60%        0.60%          0.6%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 2.24%*         1.93%         2.15%         2.82%        3.01%        (0.60)%*
  Ratio of net investment income (loss) to average
    net assets                                     2.38%*         2.06%         2.35%         3.00%        3.67%        (0.60)%*
Portfolio turnover rate                            6.80%         19.76%        26.08%        24.38%       22.19%         0.00%








--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    109

================================================================================
                         INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
C CLASS SHARES                                   2005(7)         2004         2003          2002(4)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.33       $   14.81     $  13.48      $  13.47

  Net investment income (loss)(1)                  0.17            0.27         0.27            --
  Net realized and unrealized gain (loss)
    on investments                                (0.07)           0.51         1.37          0.01
                                               --------------------------------------------------------
Total from investment operations                   0.10            0.78         1.64          0.01

  Distributions from net investment income        (0.16)          (0.24)       (0.25)           --
  Distributions from capital gains                (0.01)          (0.02)       (0.06)           --
                                               --------------------------------------------------------
Total distributions                               (0.17)          (0.26)       (0.31)           --
                                               --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.26       $   15.33     $  14.81      $  13.48
=======================================================================================================
TOTAL RETURN(2)                                    0.64%           5.32%       12.42%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  8,934       $   6,755     $  1,221      $      1
  Ratio of gross expenses to average net assets    1.33%*          1.33%        1.30%         0.00%
  Ratio of net expenses to average net assets      1.20%*          1.20%        1.10%         0.00%
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 2.01%*          1.66%        1.73%         0.00%
  Ratio of net investment income to average
    net assets                                     2.15%*          1.79%        1.93%         0.00%
Portfolio turnover rate                            6.80%          19.76%       26.08%        24.38%

=======================================================================================================
A CLASS SHARES                                   2005(7)         2004         2003(5)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.37       $   14.83     $  14.33

  Net investment income (loss)(1)                  0.21            0.37         0.07
  Net realized and unrealized gain (loss)
    on investments                                (0.06)           0.52         0.57
                                               --------------------------------------------------------
Total from investment operations                   0.15            0.89         0.64

  Distributions from net investment income        (0.21)          (0.33)       (0.08)
  Distributions from capital gains                (0.01)          (0.02)       (0.06)
                                               --------------------------------------------------------
Total distributions                               (0.22)          (0.35)       (0.14)
                                               --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.30       $   15.37     $  14.83
=======================================================================================================
TOTAL RETURN(2,6)                                  0.95%           6.05%        4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  2,961       $   2,332     $     47
  Ratio of gross expenses to average net assets    0.69%*          0.68%        1.25%*
  Ratio of net expenses to average net assets      0.55%*          0.55%        0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 2.68%*          2.23%        1.82%*
  Ratio of net investment income to average
    net assets                                     2.82%*          2.36%        2.61%*
Portfolio turnover rate                            6.80%          19.76%       26.08%


--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on December 27, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
110               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(8)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.38       $   14.40     $  12.38      $  13.85     $  15.00     $  15.00

  Net investment income (loss)(1)                  0.19            0.31         0.33          0.37         0.48           --
  Net realized and unrealized gain (loss)
    on investments                                (0.03)           0.96         2.05         (1.47)       (1.17)          --
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.16            1.27         2.38         (1.10)       (0.69)          --

  Distributions from net investment income        (0.19)          (0.29)       (0.33)        (0.35)       (0.41)          --
  Distributions from capital gains                   --            0.00(7)     (0.03)        (0.02)       (0.05)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.19)          (0.29)       (0.36)        (0.37)       (0.46)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.35       $   15.38     $  14.40      $  12.38     $  13.85     $  15.00
================================================================================================================================
TOTAL RETURN(2)                                    1.06%           9.00%       19.52%        (7.94)%      (4.57)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 31,367       $  27,584     $ 19,354      $ 12,089     $ 10,158     $    297
  Ratio of gross expenses to average net assets    0.28%*          0.26%        0.23%         0.23%        0.40%        0.10%*
  Ratio of net expenses to average net assets      0.20%*          0.20%        0.10%         0.10%        0.10%        0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
     advisor) to average net assets                2.42%*          2.04%        2.34%         2.71%        3.08%       (0.10)%*
  Ratio of net investment income to average
    net assets                                     2.49%*          2.11%        2.46%         2.83%        3.39%       (0.10)%*
Portfolio turnover rate                            0.00%          20.59%       19.58%        21.72%       15.60%        0.00%

================================================================================================================================
INVESTOR CLASS SHARES                            2005(8)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.38       $   14.39     $  12.38      $  13.85     $  15.00     $  15.00

  Net investment income (loss)(1)                 (0.15)           0.23         0.26          0.30         0.39           --
  Net realized and unrealized gain (loss)
    on investments                                (0.04)           0.98         2.05         (1.46)       (1.16)          --
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.11            1.21         2.31         (1.16)       (0.77)          --

  Distributions from net investment income        (0.15)          (0.22)       (0.27)        (0.29)       (0.33)          --
  Distributions from capital gains                   --            0.00(7)     (0.03)        (0.02)       (0.05)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.15)          (0.22)       (0.30)        (0.31)       (0.38)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.34       $   15.38     $  14.39      $  12.38     $  13.85     $  15.00
================================================================================================================================
TOTAL RETURN(2)                                    0.82%           8.49%       18.86%        (8.40)%      (5.07)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  9,546       $   7,219     $  6,994      $  6,492     $  6,536     $  4,984
  Ratio of gross expenses to average net assets    0.77%*          0.75%        0.73%         0.73%        0.90%        0.6%*
  Ratio of net expenses to average net assets      0.69%*          0.69%        0.60%         0.60%        0.60%        0.6%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 1.94%*          1.53%        1.83%         2.21%        2.48%       (0.60)%*
  Ratio of net investment income (loss) to average
    net assets                                     2.02%*          1.59%        1.96%         2.34%        2.78%       (0.60)%*
Portfolio turnover rate                            0.00%          20.59%       19.58%        21.72%       15.60%        0.00%








--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    111

================================================================================
                            BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
C CLASS SHARES                                   2005(8)         2004         2003          2002(4)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.36       $   14.38     $  12.37      $  12.36

  Net investment income (loss)(1)                  0.11            0.17         0.20            --
  Net realized and unrealized gain (loss)
    on investments                                (0.03)           0.97         2.05          0.01
                                               ------------------------------------------------------
Total from investment operations                   0.08            1.14         2.25          0.01

  Distributions from net investment income        (0.12)          (0.16)       (0.21)           --
  Distributions from capital gains                   --            0.00(7)     (0.03)           --
                                               ------------------------------------------------------
Total distributions                               (0.12)          (0.16)       (0.24)           --
                                               ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.32       $   15.36     $  14.38      $  12.37
=====================================================================================================
TOTAL RETURN(2)                                    0.51%           8.01%       18.33%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 13,975       $  11,900     $  5,192      $      1
  Ratio of gross expenses to average net assets    1.27%*          1.26%        1.23%         0.00%
  Ratio of net expenses to average net assets      1.20%*          1.20%        1.10%         0.00%
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 1.40%*          1.14%        1.37%         0.00%
  Ratio of net investment income to average
    net assets                                     1.48%*          1.20%        1.50%         0.00%
Portfolio turnover rate                            0.00%          20.59%       19.58%        21.72%

=====================================================================================================
A CLASS SHARES                                  2005(8)         2004         2003(5)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.37       $   14.39     $  13.56

  Net investment income (loss)(1)                  0.16            0.29         0.07
  Net realized and unrealized gain (loss)
    on investments                                (0.03)           0.94         0.86
                                               ------------------------------------------------------
Total from investment operations                   0.13            1.23         0.93

  Distributions from net investment income        (0.16)          (0.25)       (0.07)
  Distributions from capital gains                   --            0.00(7)     (0.03)
                                               ------------------------------------------------------
Total distributions                               (0.16)          (0.25)       (0.10)
                                               ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.34       $   15.37     $  14.39
=====================================================================================================
TOTAL RETURN(2,6)                                  0.89%           8.69%        6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  5,123       $   4,416     $    276
  Ratio of gross expenses to average net assets    0.63%*          0.61%        0.97%*
  Ratio of net expenses to average net assets      0.55%*          0.55%        0.46%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 2.07%*          1.95%        2.79%*
  Ratio of net investment income to average
    net assets                                     2.15%*          2.01%        3.30%*
Portfolio turnover rate                            0.00%          20.59%       19.58%

--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on December 27, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  Less than ($0.005) per share
(8)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
112               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(7)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.32       $   14.15     $  11.86       $  13.65     $  15.02     $  15.00

  Net investment income (loss)(1)                  0.17            0.27         0.28           0.31         0.39           --
  Net realized and unrealized gain (loss)
    on investments                                (0.03)           1.17         2.31          (1.78)       (1.42)        0.02
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.14            1.44         2.59          (1.47)       (1.03)        0.02

  Distributions from net investment income        (0.17)          (0.25)       (0.27)         (0.31)       (0.31)          --
  Distributions from capital gains                   --           (0.02)       (0.03)         (0.01)       (0.03)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.17)          (0.27)       (0.30)         (0.32)       (0.34)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.29       $   15.32     $  14.15       $  11.86     $  13.65     $  15.02
================================================================================================================================
TOTAL RETURN(2)                                    0.97%          10.21%       22.09%        (10.84)%      (6.83)%       0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 42,330       $  34,118     $ 22,173       $ 16,703     $ 18,969     $    247
  Ratio of gross expenses to average net assets    0.24%*          0.25%        0.23%          0.24%        0.45%        0.10%*
  Ratio of net expenses to average net assets      0.20%*          0.20%        0.10%          0.10%        0.10%        0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 2.23%*          1.82%        2.06%          2.30%        2.59%       (0.10)%*
  Ratio of net investment income to average
    net assets                                     2.27%*          1.88%        2.19%          2.44%        2.94%       (0.10)%*
Portfolio turnover rate                            0.00%          12.74%       19.56%         32.07%        6.44%        0.00%

================================================================================================================================
INVESTOR CLASS SHARES                            2005(7)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.31       $   14.14     $  11.86       $  13.65     $  15.02     $  15.00

  Net investment income (loss)(1)                  0.13            0.19         0.21           0.25         0.33           --
  Net realized and unrealized gain (loss)
    on investments                                (0.02)           1.19         2.31          (1.78)       (1.42)        0.02
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.11            1.38         2.52          (1.53)       (1.09)        0.02

  Distributions from net investment income        (0.13)          (0.19)       (0.21)         (0.25)       (0.25)          --
  Distributions from capital gains                   --           (0.02)       (0.03)         (0.01)       (0.03)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.13)          (0.21)       (0.24)         (0.26)       (0.28)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.29       $   15.31     $  14.14       $  11.86     $  13.65     $  15.02
================================================================================================================================
TOTAL RETURN(2)                                    0.74%           9.79%       21.41%        (11.29)%      (7.27)%      13.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  6,326       $   6,361     $  3,818       $  3,081     $  2,026     $     87
  Ratio of gross expenses to average net assets    0.70%*          0.74%        0.73%          0.74%        0.94%         0.6%*
  Ratio of net expenses to average net assets      0.66%*          0.68%        0.60%          0.60%        0.60%         0.6%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 1.70%*          1.38%        1.56%          1.85%        2.07%       (0.60)%*
  Ratio of net investment income (loss) to average
    net assets                                     1.74%*          1.43%        1.69%          1.99%        2.41%       (0.60)%*
Portfolio turnover rate                            0.00%          12.74%       19.56%         32.07%        6.44%        0.00%








--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    113

================================================================================
                         GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
C CLASS SHARES                                   2005(7)         2004         2003          2002(4)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.27       $  14.13      $  11.86      $   11.84

  Net investment income (loss)(1)                  0.09           0.14          0.17             --
  Net realized and unrealized gain (loss)
    on investments                                (0.01)          1.15          2.30           0.02
                                               --------------------------------------------------------
Total from investment operations                   0.08           1.29          2.47           0.02

  Distributions from net investment income        (0.10)         (0.13)        (0.17)            --
  Distributions from capital gains                   --          (0.02)        (0.03)            --
                                               --------------------------------------------------------
Total distributions                               (0.10)         (0.15)        (0.20)            --
                                               --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.25       $  15.27      $  14.13      $   11.86
=======================================================================================================
TOTAL RETURN(2)                                    0.50%          9.12%        20.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 29,634       $ 23,072      $  8,012      $       1
  Ratio of gross expenses to average net assets    1.23%*         1.25%         1.23%          0.00%
  Ratio of net expenses to average net assets      1.20%*         1.20%         1.10%          0.00%
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 1.21%*         0.92%         1.18%          0.00%
  Ratio of net investment income to average
    net assets                                     1.25%*         0.97%         1.31%          0.00%
Portfolio turnover rate                            0.00%         12.74%        19.56%         32.07%

=======================================================================================================
A CLASS SHARES                                   2005(7)         2004         2003(5)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.29       $  14.13      $  13.16

  Net investment income (loss)(1)                  0.14           0.25          0.07
  Net realized and unrealized gain (loss)
    on investments                                (0.03)          1.14          0.99
                                               --------------------------------------------------------
Total from investment operations                   0.11           1.39          1.06

  Distributions from net investment income        (0.14)         (0.21)        (0.06)
  Distributions from capital gains                   --          (0.02)        (0.03)
                                               --------------------------------------------------------
Total distributions                               (0.14)         (0.23)        (0.09)
                                               --------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.26       $  15.29      $  14.13
=======================================================================================================
TOTAL RETURN(2,6)                                  0.74%          9.93%         8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 14,182       $ 10,961      $    390
  Ratio of gross expenses to average net assets    0.59%*         0.60%         0.97%*
  Ratio of net expenses to average net assets      0.55%*         0.55%         0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
     advisor) to average net assets                1.87%*         1.61%         2.33%*
  Ratio of net investment income to average
    net assets                                     1.91%*         1.67%         2.85%*
Portfolio turnover rate                            0.00%         12.74%        19.56%



--------------------------------------------------------------------------------

(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on December 27, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
114               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(7)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.17       $  13.62      $  10.80      $  13.00     $  15.00     $  15.00

  Net investment income (loss)(1)                  0.11           0.18          0.20          0.19         0.24           --
  Net realized and unrealized gain (loss)
    on investments                                   --           1.55          2.82         (2.20)       (2.00)          --
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.11           1.73          3.02         (2.01)       (1.76)          --

  Distributions from net investment income        (0.11)         (0.18)        (0.20)        (0.19)       (0.20)          --
  Distributions from capital gains                   --             --            --            --        (0.04)          --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.11)         (0.18)        (0.20)        (0.19)       (0.24)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.17       $  15.17      $  13.62      $  10.80     $  13.00     $   15.00
================================================================================================================================
TOTAL RETURN(2)                                    0.70%         12.75%        28.22%       (15.50)%     (11.70)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $ 33,764       $ 30,623      $ 25,041      $ 20,095     $ 23,658     $     223
   Ratio of gross expenses to average net assets   0.25%*         0.25%         0.22%         0.22%        0.32%         0.10%*
   Ratio of net expenses to average net assets     0.20%*         0.20%         0.10%         0.10%        0.10%         0.10%*
   Ratio of net investment income (loss)
     (excluding expenses paid directly by the
      advisor) to average net assets               1.40%*         1.24%         1.59%         1.48%        1.66%        (0.10)%*
   Ratio of net investment income (loss) to average
      net assets                                   1.45%*         1.30%         1.71%         1.60%        1.88%        (0.10)%*
Portfolio turnover rate                            0.00%         15.63%        16.85%         9.59%       14.93%         0.00%

================================================================================================================================
INVESTOR CLASS SHARES                             2005(7)        2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $  15.17       $  13.62      $  10.80      $  13.00     $  15.00     $   15.00

   Net investment income (loss)(1)                 0.07           0.11          0.14          0.13         0.16            --
   Net realized and unrealized gain (loss)
     on investments                               (0.01)          1.55          2.82         (2.21)       (1.98)           --
                                               ---------------------------------------------------------------------------------
Total from investment operations                   0.06           1.66          2.96         (2.08)       (1.82)           --

   Distributions from net investment income       (0.07)         (0.11)        (0.14)        (0.13)       (0.14)           --
   Distributions from capital gains                  --             --            --            --        (0.04)           --
                                               ---------------------------------------------------------------------------------
Total distributions                               (0.07)         (0.11)        (0.14)        (0.13)       (0.18)           --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $  15.16       $  15.17      $  13.62      $  10.80     $  13.00     $   15.00
================================================================================================================================
TOTAL RETURN(2)                                    0.40%         12.22%        27.59%       (15.91)%     (12.13)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  9,290       $  9,746      $  8,049      $  7,080     $  8,441     $   7,463
  Ratio of gross expenses to average net assets    0.74%*         0.75%         0.72%         0.72%        0.82%          0.6%*
  Ratio of net expenses to average net assets      0.69%*         0.69%         0.60%         0.60%        0.60%          0.6%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 0.90%*         0.75%         1.09%         0.99%        1.02%        (0.60)%*
  Ratio of net investment income (loss) to average
    net assets                                     0.95%*         0.81%         1.21%         1.10%        1.24%        (0.60)%*
Portfolio turnover rate                            0.00%         15.63%        16.85%         9.59%       14.93%         0.00%








--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    115

================================================================================
                             GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(7)         2004          2003        2002(4)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.12      $  13.59      $  10.80      $  10.77

  Net investment income (loss)(1)                   0.04          0.06          0.13            --
  Net realized and unrealized gain (loss)
    on investments                                 (0.01)         1.52          2.77          0.03
                                               -------------------------------------------------------
Total from investment operations                    0.03          1.58          2.90          0.03

  Distributions from net investment income         (0.04)        (0.05)        (0.11)           --
                                               -------------------------------------------------------
Total distributions                                (0.04)        (0.05)        (0.11)           --
                                               -------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   15.11      $  15.12      $  13.59      $  10.80
======================================================================================================
TOTAL RETURN(2)                                     0.18%        11.67%        27.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  21,117      $ 15,330      $  5,095      $      1
  Ratio of gross expenses to average net assets     1.25%*        1.25%         1.22%         0.00%
  Ratio of net expenses to average net assets       1.20%*        1.20%         1.10%         0.00%
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  0.43%*        0.34%         0.97%         0.00%
  Ratio of net investment income to average
    net assets                                      0.48%*        0.39%         1.09%         0.00%
Portfolio turnover rate                             0.00%        15.63%        16.85%         9.59%

======================================================================================================
A CLASS SHARES                                  2005(7)         2004        2003(5)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   15.17      $  13.62      $  12.35

  Net investment income (loss)(1)                   0.08          0.15          0.05
  Net realized and unrealized gain (loss)
    on investments                                    --          1.53          1.27
                                               -------------------------------------------------------
Total from investment operations                    0.08          1.68          1.32

  Distributions from net investment income         (0.08)        (0.13)        (0.05)
                                               -------------------------------------------------------
Total distributions                                (0.08)        (0.13)        (0.05)
                                               -------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   15.17      $  15.17      $  13.62
======================================================================================================
TOTAL RETURN(2,6)                                   0.54%        12.43%        10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  15,938      $ 11,388      $  2,136
  Ratio of gross expenses to average net assets     0.60%*        0.60%         0.94%*
  Ratio of net expenses to average net assets       0.55%*        0.55%         0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  1.09%*        0.98%         1.41%*
  Ratio of net investment income to average
    net assets                                      1.14%*        1.04%         1.90%*
Portfolio turnover rate                             0.00%        15.63%        16.85%





--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on December 27, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------
116               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                             2005(8)         2004         2003          2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   14.97      $  13.08      $  10.04      $  12.58     $  15.00     $  15.00

  Net investment income (loss)(1)                   0.03          0.05          0.05          0.03         0.03           --
  Net realized and unrealized gain (loss)
    on investments                                  0.03          1.86          3.03         (2.55)       (2.38)          --
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.06          1.91          3.08         (2.52)       (2.35)          --

  Distributions from net investment income         (0.02)        (0.02)        (0.04)        (0.01)          --           --
  Distributions from capital gains                    --            --            --         (0.01)       (0.04)          --
  Distributions in excess of capital gains            --            --            --            --        (0.03)          --
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.02)        (0.02)        (0.04)        (0.02)       (0.07)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   15.01      $  14.97      $  13.08     $   10.04     $  12.58     $  15.00
================================================================================================================================
TOTAL RETURN(2)                                     0.43%        14.60%        30.74%       (20.02)%     (15.68)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  18,182      $ 15,590      $ 11,580     $   8,120     $ 10,547     $    226
  Ratio of gross expenses to average net assets     0.34%*        0.30%         0.25%         0.23%        0.39%        0.10%*
  Ratio of net expenses to average net assets       0.20%*        0.20%         0.10%         0.10%        0.10%        0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  0.32%*        0.27%         0.29%         0.16%       (0.04)%      (0.10)%*
  Ratio of net investment income (loss) to
    average net assets                              0.47%*        0.37%         0.44%         0.29%        0.25%       (0.10)%*
Portfolio turnover rate                             0.00%         3.61%         7.27%         8.11%       30.99%        0.00%

================================================================================================================================
INVESTOR CLASS SHARES                           2005(8)         2004          2003          2002          2001       2000(3)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   14.76      $  12.94      $   9.95     $   12.51     $  14.99     $  15.00

  Net investment income (loss)(1)                     --         (0.02)        (0.01)        (0.02)       (0.04)          --
  Net realized and unrealized gain (loss)
    on investments                                  0.03          1.84          3.00         (2.53)       (2.37)       (0.01)
                                               ---------------------------------------------------------------------------------
Total from investment operations                    0.03          1.82          2.99         (2.55)       (2.41)       (0.01)

  Distributions from net investment income         (0.01)         0.00(7)         --            --           --           --
  Distributions from capital gains                    --            --            --         (0.01)       (0.04)          --
  Distributions in excess of capital gains            --            --            --            --        (0.03)          --
                                               ---------------------------------------------------------------------------------
Total distributions                                (0.01)        (0.00)(7)        --         (0.01)       (0.07)          --
                                               ---------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   14.78      $  14.76      $  12.94     $    9.95     $  12.51     $  14.99
================================================================================================================================
TOTAL RETURN(2)                                     0.17%        14.01%        30.15%       (20.41)%     (16.09)%      (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  10,153      $  9,782      $  8,059     $   6,504     $  8,476     $  7,159
  Ratio of gross expenses to average net assets     0.84%*        0.80%         0.75%         0.73%        0.89%        0.6%*
  Ratio of net expenses to average net assets       0.70%*        0.70%         0.60%         0.60%        0.60%        0.6%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 (0.18)%*      (0.24)%       (0.22)%       (0.34)%      (0.58)%      (0.60)%*
  Ratio of net investment income (loss) to
    average net assets                             (0.03)%*      (0.14)%       (0.07)%       (0.21)%      (0.29)%      (0.60)%*
Portfolio turnover rate                             0.00%         3.61%         7.27%         8.11%       30.99%        0.00%







--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    117

================================================================================
                        AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
C CLASS SHARES                                  2005(8)         2004          2003        2002(4)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   14.74      $  13.00      $  10.04      $  10.01

  Net investment income (loss)(1)                  (0.04)        (0.07)        (0.04)           --
  Net realized and unrealized gain (loss)
    on investments                                  0.03          1.81          3.00          0.03
                                               ------------------------------------------------------
Total from investment operations                   (0.01)         1.74          2.96          0.03

NET ASSET VALUE, END OF PERIOD                 $   14.73      $  14.74      $  13.00      $  10.04
=====================================================================================================
TOTAL RETURN(2)                                    (0.07)%       13.38%        29.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   4,449      $  3,474     $     483      $      1
  Ratio of gross expenses to average net assets     1.34%*        1.30%         1.26%         0.00%
  Ratio of net expenses to average net assets       1.20%*        1.20%         1.10%         0.00%
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                 (0.67)%*      (0.61)%       (0.52)%        0.00%
  Ratio of net investment income (loss) to
    average net assets                             (0.52)%*      (0.50)%       (0.37)%        0.00%
Portfolio turnover rate                             0.00%         3.61%         7.27%         8.11%

=====================================================================================================
A CLASS SHARES                                   2005(8)         2004        2003(5)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   14.92      $  13.07     $   11.66

  Net investment income (loss)(1)                   0.01          0.03          0.02
  Net realized and unrealized gain (loss)
    on investments                                  0.02          1.83          1.40
                                               ------------------------------------------------------
Total from investment operations                    0.03          1.86          1.42

  Distributions from net investment income         (0.01)        (0.01)        (0.01)
                                               ------------------------------------------------------
Total distributions                                (0.01)        (0.01)        (0.01)
                                               ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   14.94      $  14.92     $   13.07
=====================================================================================================
TOTAL RETURN(2,6)                                   0.21%        14.23%        12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   3,874      $  2,375     $     191
  Ratio of gross expenses to average net assets     0.69%*        0.65%         1.06%*
  Ratio of net expenses to average net assets       0.55%         0.55%         0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                  0.02%*        0.13%         0.71%*
  Ratio of net investment income to average
    net assets                                      0.17%*        0.23%         1.32%*
Portfolio turnover rate                             0.00%         3.61%         7.27%


--------------------------------------------------------------------------------
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.
(3)  Fund commenced operations on December 27, 2000.
(4)  Class commenced operations on December 30, 2002.
(5)  Class commenced operations on September 29, 2003.
(6)  Class A total return does not include the one-time front-end sales charge.
(7)  Less than ($0.005) per share
(8)  For the six months ended June 30, 2005 (Unaudited).
*    Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------
118              SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                           UNDERSTANDING FUND EXPENSES
                                   (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of Accessor Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. The information provided below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

~ REVIEW YOUR FUND'S EXPENSES: The table below shows the expenses you would have paid on a $1,000 investment in the Fund from December 31, 2004 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expense paid per $1,000" to estimate the expenses you paid on your account during this period.

------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming actual returns for the six months ended June 30, 2005
------------------------------------------------------------------------------------------------------
UNDERLYING FUND                       ADVISOR CLASS   INVESTOR CLASS     C CLASS          A CLASS
------------------------------------------------------------------------------------------------------

GROWTH FUND
  Expenses Paid Per $1,000*           $       5.78      $     8.02      $    10.71       $    7.57
  Ending Value (after expenses)             988.88          984.86          984.23          987.34

VALUE FUND
  Expenses Paid Per $1,000*                   4.11            6.38            9.11            5.88
  Ending Value (after expenses)           1,015.74        1,013.55        1,010.97        1,013.99

SMALL TO MID CAP FUND
  Expenses Paid Per $1,000*                   6.19            8.61           11.22            7.98
  Ending Value (after expenses)           1,039.26        1,036.78        1,034.26        1,037.05

INTERNATIONAL EQUITY FUND
  Expenses Paid Per $1,000*                   7.05            9.23           12.01            8.69
  Ending Value (after expenses)             985.54          983.10          980.63          983.52

HIGH YIELD BOND FUND
  Expenses Paid Per $1,000*                   4.56            6.76            9.49            5.82
  Ending Value (after expenses)           1,004.30        1,002.80        1,000.30        1,003.14

INTERMEDIATE FIXED-INCOME FUND
  Expenses Paid Per $1,000*                   3.72            6.02            8.78            4.96
  Ending Value (after expenses)           1,036.16        1,033.15        1,030.41        1,034.20

SHORT-INTERMEDIATE FIXED-INCOME FUND
  Expenses Paid Per $1,000*                   3.43            5.70            8.45            4.68
  Ending Value (after expenses)           1,015.31        1,012.32        1,009.68        1,014.12

MORTGAGE SECURITIES FUND
  Expenses Paid Per $1,000*                   4.47            7.00            9.48            5.74
  Ending Value (after expenses)`          1,016.14        1,012.90        1,010.58        1,014.17

U.S. GOVERNMENT MONEY FUND
  Expenses Paid Per $1,000*                   2.32            4.74            5.53            3.33
  Ending Value (after expenses)           1,011.02        1,008.58        1,007.84        1,010.01
------------------------------------------------------------------------------------------------------
FUND                                      EXPENSES
------------------------------------------------------------------------------------------------------

LIMITED DURATION U.S. GOVERNMENT FUND
  Expenses Paid Per $1,000*                   2.80
  Ending Value (after expenses)           1,009.51
------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table on page 122). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).


--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    119

================================================================================
                           UNDERSTANDING FUND EXPENSES
                                   (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming actual returns for the six months ended June 30, 2005
------------------------------------------------------------------------------------------------------
ALLOCATION FUND                       ADVISOR CLASS   INVESTOR CLASS     C CLASS         A CLASS
------------------------------------------------------------------------------------------------------

INCOME ALLOCATION FUND
  Expenses Paid Per $1,000*           $       1.00      $     3.52      $     6.07      $     2.28
  Ending Value (after expenses)           1,012.97        1,010.55        1,008.73        1,011.82

INCOME & GROWTH ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.52            6.07            2.79
  Ending Value (after expenses)           1,011.17        1,008.46        1,006.41        1,009.51

BALANCED ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.49            6.06            2.79
  Ending Value (after expenses)           1,010.56        1,008.20        1,005.10        1,008.89

GROWTH & INCOME ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.34            6.06            2.78
  Ending Value (after expenses)           1,009.66        1,007.38        1,005.00        1,007.41

GROWTH ALLOCATION FUND
  Expenses Paid Per $1,000*                   0.99            3.49            6.05            2.78
  Ending Value (after expenses)           1,007.02        1,003.99        1,001.84        1,005.45

AGGRESSIVE GROWTH ALLOCATION FUND
  Expenses Paid Per $1,000*                   0.99            3.51            6.05            2.78
  Ending Value (after expenses)           1,004.32        1,001.74          999.32        1,002.13
------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table on page 122). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
================================================================================



















--------------------------------------------------------------------------------
120               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

================================================================================
                          UNDERSTANDING FUND EXPENSES
                                  (UNAUDITED)
--------------------------------------------------------------------------------
COMPARING YOUR FUND'S EXPENSE WITH THOSE OF OTHER FUNDS |
--------------------------------------------------------

~ USING THE SEC'S METHOD TO COMPARE EXPENSES: The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other Funds. All mutual funds shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending balance and expenses paid during the period.

------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming a hypothetical 5% annualized return for the six months ended June 30, 2005)
------------------------------------------------------------------------------------------------------
UNDERLYING FUND                       ADVISOR CLASS   INVESTOR CLASS     C CLASS         A CLASS
------------------------------------------------------------------------------------------------------

GROWTH FUND
  Expenses Paid Per $1,000*           $       5.87      $     8.15      $    10.87      $     7.68
  Ending Value (after expenses)           1,019.39        1,017.13        1,014.41        1,017.59

VALUE FUND
  Expenses Paid Per $1,000*                   4.12            6.40            9.14            5.89
  Ending Value (after expenses)           1,021.13        1,018.86        1,016.14        1,019.37
  SMALL TO MID CAP FUND
  Expenses Paid Per $1,000*                   6.13            8.52           11.11            7.91
  Ending Value (after expenses)           1,019.13        1,016.75        1,014.17        1,017.37

INTERNATIONAL EQUITY FUND
  Expenses Paid Per $1,000*                   7.17            9.23            12.21           8.84
  Ending Value (after expenses)           1,018.10        1,015.89        1,013.08        1,016.44

HIGH YIELD BOND FUND
  Expenses Paid Per $1,000*                   4.60            6.82            9.56            5.87
  Ending Value (after expenses)           1,020.65        1,018.45        1,015.72        1,019.39

INTERMEDIATE FIXED-INCOME FUND
  Expenses Paid Per $1,000*                   3.69            5.98            8.72            4.93
  Ending Value (after expenses)           1,021.55        1,019.28        1,016.56        1,020.32

SHORT-INTERMEDIATE FIXED-INCOME FUND
  Expenses Paid Per $1,000*                   3.44            5.73            8.48            4.70
  Ending Value (after expenses)           1,021.80        1,019.54        1,016.80        1,020.55

MORTGAGE SECURITIES FUND
  Expenses Paid Per $1,000*                   4.48            7.02            9.51            5.76
  Ending Value (after expenses)           1,020.78        1,018.25        1,015.77        1,019.50

U.S. GOVERNMENT MONEY FUND
  Expenses Paid Per $1,000*                   2.33            4.77            5.57            3.35
  Ending Value (after expenses)           1,022.90        1,020.48        1,019.69        1,021.89
------------------------------------------------------------------------------------------------------
FUND                                      EXPENSES
------------------------------------------------------------------------------------------------------

LIMITED DURATION U.S. GOVERNMENT FUND
  Expenses Paid Per $1,000*                   2.82
  Ending Value (after expenses)           1,022.41
------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table on page 122). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).

--------------------------------------------------------------------------------
                        (800) 759-3504 ~ www.accessor.com                    121

================================================================================
                          UNDERSTANDING FUND EXPENSES
                                  (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
(assuming a hypothetical 5% annualized return for the six months ended June 30, 2005)
------------------------------------------------------------------------------------------------------
ALLOCATION FUND                      ADVISOR CLASS    INVESTOR CLASS     C CLASS         A CLASS
------------------------------------------------------------------------------------------------------

INCOME ALLOCATION FUND
  Expenses Paid Per $1,000*           $       1.00      $     3.54      $     6.11      $     2.29
  Ending Value (after expenses)           1,024.22        1,021.70        1,019.16        1,022.94

INCOME & GROWTH ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.55            6.11            2.81
  Ending Value (after expenses)           1,024.21        1,021.70        1,019.16        1,022.43

BALANCED ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.52            6.10            2.81
  Ending Value (after expenses)           1,024.21        1,021.73        1,019.16        1,022.43

GROWTH & INCOME ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.36            6.10            2.81
  Ending Value (after expenses)           1,024.21        1,021.88        1,019.16        1,022.43

GROWTH ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.52            6.10            2.80
  Ending Value (after expenses)           1,024.22        1,021.73        1,019.16        1,022.44

AGGRESSIVE GROWTH ALLOCATION FUND
  Expenses Paid Per $1,000*                   1.00            3.55            6.11            2.81
  Ending Value (after expenses)           1,024.21        1,021.70        1,019.16        1,022.43
------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 6/30/05. The expense ratio may differ for each share class (see the table on page 122). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184 days); and then dividing that result by the number of days in the year (365 days).
================================================================================

~ FUND CLASS EXPENSE RATIOS

Expenses are equal to the Fund's annualized expense ratio for each share class of the Fund as follows:

------------------------------------------------------------------------------------------------------
FUND                                 ADVISOR CLASS   INVESTOR CLASS      C CLASS         A CLASS
------------------------------------------------------------------------------------------------------
Growth                                    0.91%           1.37%           1.92%           1.30%
Value                                     0.84%           1.30%           1.84%           1.18%
Small to Mid Cap                          1.20%           1.67%           2.20%           1.55%
International Equity                      1.24%           1.69%           2.24%           1.56%
High Yield Bond                           0.83%           1.28%           1.83%           1.07%
Intermediate Fixed-Income                 0.87%           1.38%           1.87%           1.12%
Short-Intermediate Fixed-Income           0.64%           1.08%           1.65%           0.99%
Mortgage Securities                       0.81%           1.29%           1.81%           1.06%
U.S. Government Money                     0.46%           0.71%           0.71%           0.72%
Income Allocation                         0.20%           0.70%           1.20%           0.45%
Income & Growth Allocation                0.20%           0.70%           1.20%           0.55%
Balanced Allocation                       0.20%           0.69%           1.20%           0.55%
Growth & Income Allocation                0.20%           0.68%           1.20%           0.55%
Growth Allocation                         0.20%           0.69%           1.20%           0.55%
Aggressive Growth Allocation              0.20%           0.70%           1.20%           0.55%
------------------------------------------------------------------------------------------------------
                                        EXPENSES
Limited Duration                         0.58%
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
122               SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
[graphic]                         GROWTH FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |  TOP TEN EQUITY HOLDINGS AS OF 6/30/05
--------------------------------------------------------------------------------
Consumer Staples................20.3%  |  Exxon Mobil Corp................5.7%
Industrials.....................19.0%  |  General Electric Co.............5.0%
Information Technology..........15.0%  |  Microsoft Corp..................4.1%
Consumer Discretionary..........14.7%  |  United Parcel Service...........3.5%
Health Care.....................11.9%  |  United Health Group Inc.........3.0%
Energy...........................8.3%  |  Apple Computer Inc..............2.7%
Financials.......................6.7%  |  Johnson & Johnson...............2.6%
Materials........................2.4%  |  Lockheed Martin Group...........2.5%
Utilities........................1.6%  |  Starbucks Corp..................2.2%
Telecom Services.................0.1%  |  SLM Corp........................2.2%

--------------------------------------------------------------------------------
[graphic]                          VALUE FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |  TOP TEN EQUITY HOLDINGS AS OF 6/30/05
--------------------------------------------------------------------------------
Financials......................35.7%  |  Citigroup Inc...................5.1%
Consumer Discretionary..........11.1%  |  Bank of America Corp............4.7%
Energy...........................9.6%  |  Pfizer Inc......................3.9%
Information Technology...........9.1%  |  ConocoPhillips..................3.4%
Health Care......................8.4%  |  Time Warner Inc.................2.4%
Industrials......................8.0%  |  Texas Instruments...............2.4%
Telecom Services.................5.0%  |  Occidental Petroleum............2.4%
Utilities........................4.8%  |  Chevron Corp....................2.3%
Basic Materials..................3.0%  |  United Technologies Corp........2.0%
Other............................5.3%  |  Motorola, Inc...................1.9%

--------------------------------------------------------------------------------
[graphic]                    SMALL TO MID CAP FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |  TOP TEN EQUITY HOLDINGS AS OF 6/30/05
--------------------------------------------------------------------------------
Financial...................... 24.9%  |  Berkshire Hathaway Inc..........2.8%
Technology......................14.0%  |  Genentech.......................2.1%
Healthcare......................12.1%  |  Liberty Media Corp..............1.3%
Consumer Cyclicals..............11.0%  |  General Growth Pptys............1.2%
Consumer Services................7.4%  |  Abercrombie & Fitch.............1.2%
Energy...........................6.3%  |  Unionbancal Corp................1.1%
Commercial Services..............6.3%  |  Energizer Holdings Inc..........1.1%
Consumer Non-Cyclicals...........4.1%  |  Diamond Offshore Drilling.......1.1%
Basic Materials..................3.6%  |  NVR Inc.........................1.0%
Other...........................10.3%  |  Sierra Health Service...........1.0%

--------------------------------------------------------------------------------










--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     123

--------------------------------------------------------------------------------
[graphic]                  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |  TOP TEN EQUITY HOLDINGS AS OF 6/30/05
--------------------------------------------------------------------------------
United Kingdom..................23.0%  |  Total SA........................4.2%
Japan...........................17.9%  |  Eni SPA.........................3.6%
France..........................10.7%  |  HSBC Holdings PLC...............3.0%
Switzerland.................... 10.5%  |  Vodafone Group..................2.8%
Germany..........................5.7%  |  Glaxosmithkline PLC.............2.6%
Italy............................4.5%  |  UBS AG-Registered...............1.9%
Netherlands......................4.3%  |  Roche Holding AG-Gen............1.9%
Hong Kong........................3.6%  |  Wolseley PLC....................1.8%
South Korea......................2.3%  |  Tesco PLC.......................1.8%
Other...........................17.5%  |  Novartis AG-Reg SHS.............1.7%

--------------------------------------------------------------------------------
[graphic]                     HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |  TOP TEN EQUITY HOLDINGS AS OF 6/30/05
--------------------------------------------------------------------------------
Consumer Non-Cyclicals..........18.6%  |  HCA Inc.........................1.9%
Consumer Cyclicals..............17.1%  |  Fifth Third Repo................1.9%
Capital Goods....................8.6%  |  Qwest Capital Fund..............1.8%
Utilities........................6.9%  |  Dex Media Inc...................1.5%
Basic Industry...................6.6%  |  Nalco Fin Holdings..............1.4%
Energy...........................6.1%  |  Houghton Mifflin Co.............1.4%
Media Non-Cable..................5.7%  |  SBA Telecomm....................1.3%
Cable............................5.0%  |  Reddy Ice Holdings..............1.3%
Gaming...........................5.0%  |  Jostens Holding Corp............1.3%
Other...........................20.4%  |  Charter Comm Holdings...........1.2%

--------------------------------------------------------------------------------
[graphic]                INTERMEDIATE FIXED-INCOME FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |      CREDIT QUALITY AS OF 6/30/05
--------------------------------------------------------------------------------
Agency (non-Mortgage Backed)....30.4%  |  U.S. Government & Agencies.....55.0%
Treasury Bonds..................24.6%  |  AAA............................10.9%
Corporate Issues................23.1%  |  AA..............................5.3%
Mortgage Backed.................18.6%  |  A..............................12.7%
Pass Thru........................0.5%  |  BAA.............................8.4%
CMO..............................0.1%  |  BA..............................6.9%
Other............................2.7%  |  Other...........................0.8%
                                       |  Average Credit Quality...........AA1
--------------------------------------------------------------------------------











--------------------------------------------------------------------------------
124              SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
[graphic]             SHORT-INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |      CREDIT QUALITY AS OF 6/30/05
--------------------------------------------------------------------------------
Agency (non-Mortgage Backed)....36.4%  |  U.S. Government & Agencies.....38.5%
Corporate Issues................27.6%  |  AAA............................16.2%
Mortgage Backed.................18.6%  |  AA..............................9.1%
CMO..............................3.4%  |  A..............................15.7%
Treasuries.......................2.9%  |  BAA............................11.1%
Asset Backed.....................1.6%  |  BA..............................5.4%
Pass-Thru........................1.4%  |  Other...........................4.0%
Other............................8.1%  |  Average Credit Quality...........AA2

--------------------------------------------------------------------------------
[graphic]                   MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
   SECTOR ALLOCATION AS OF 6/30/05     |      CREDIT QUALITY AS OF 6/30/05
--------------------------------------------------------------------------------
Mortgage Backed-Agency..........66.1%  |  U.S. Government & Agency.......94.9%
CMO..............................6.1%  |  AAA.............................5.1%
Treasury Notes...................4.3%  |  Average Credit Quality..Govt. Equiv.
Mortgage Backed-Private..........0.4%  |
Asset Backed.....................0.2%  |
Other...........................22.9%  |

--------------------------------------------------------------------------------
[graphic]                  U.S. GOVERNMENT MONEY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION AS OF 6/30/05        |      CREDIT QUALITY AS OF 6/30/05
--------------------------------------------------------------------------------
Agency..........................80.3%  |  U.S. Government & Agency.......80.3%
Repurchase Agreements...........19.7%  |  AAA............................19.7%

--------------------------------------------------------------------------------










--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     125

--------------------------------------------------------------------------------
[graphic]                    INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/05

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
           FIXED-INCOME FUNDS
[graphic]  HIGH YIELD BOND - FMA Advisors                                99               9.9%               [PIE CHART]
[graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                       94               7.0%
[graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                         117              40.6%                EQUITY 0%
[graphic]  MORTGAGE - BlackRock Financial Mgmt                          370               7.0%             FIXED-INCOME 100%
[graphic]  US GOVT MONEY/CASH - Accessor Capital                         30              35.5%
--------------------------------------------------------------------------------------------------
           TOTAL                                                        710             100.0%

--------------------------------------------------------------------------------
[graphic]               INCOME & GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/05

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
           EQUITY FUNDS
[graphic]  GROWTH - INTECH                                              130              10.4%               [PIE CHART]
[graphic]  VALUE - Wellington Management Group                          104               8.8%
[graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                           381               4.6%               EQUITY 30%
[graphic]  INTERNATIONAL - JPMorgan Asset Mgmt                           97               6.0%             FIXED-INCOME 70%

           FIXED-INCOME FUNDS
[graphic]  HIGH YIELD BOND - FMA Advisors                                99               6.9%
[graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                       94               7.9%
[graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                         117              27.1%
[graphic]  MORTGAGE - BlackRock Financial Mgmt                          370               8.1%
[graphic]  US GOVT MONEY/CASH - Accessor Capital                         30              20.2%
--------------------------------------------------------------------------------------------------
           TOTAL                                                      1,422             100.0%

--------------------------------------------------------------------------------
[graphic]                   BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/05

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
           EQUITY FUNDS
[graphic]  GROWTH - INTECH                                              130              16.4%               [PIE CHART]
[graphic]  VALUE - Wellington Management Group                          104              14.9%
[graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                           381               8.2%               EQUITY 49%
[graphic]  INTERNATIONAL - JPMorgan Asset Mgmt                           97               9.6%             FIXED-INCOME 51%

           FIXED-INCOME FUNDS
[graphic]  HIGH YIELD BOND - FMA Advisors                                99               5.0%
[graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                       94               8.7%
[graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                         117              16.7%
[graphic]  MORTGAGE - BlackRock Financial Mgmt                          370               5.8%
[graphic]  US GOVT MONEY/CASH - Accessor Capital                         30              14.6%
--------------------------------------------------------------------------------------------------
           TOTAL                                                      1,422             100.0%




--------------------------------------------------------------------------------
126              SEMI-ANNUAL REPORT ~ JUNE 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
[graphic]               GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/05

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
           GROWTH - INTECH                                              130              20.0%               [PIE CHART]
[graphic]  VALUE - Wellington Management Group                          104              17.9%
[graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                           381              10.0%               EQUITY 60%
[graphic]  INTERNATIONAL - JPMorgan Asset Mgmt                           97              11.9%             FIXED-INCOME 40%

           FIXED-INCOME FUNDS
[graphic]  HIGH YIELD BOND - FMA Advisors                                99               5.0%
[graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                       94               9.0%
[graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                         117              15.0%
[graphic]  MORTGAGE - BlackRock Financial Mgmt                          370               4.0%
[graphic]  US GOVT MONEY/CASH - Accessor Capital                         30               7.1%
--------------------------------------------------------------------------------------------------
           TOTAL                                                      1,422             100.0%

--------------------------------------------------------------------------------
[graphic]                    GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/05

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
           EQUITY FUNDS
[graphic]  GROWTH - INTECH                                              130              26.0%               [PIE CHART]
[graphic]  VALUE - Wellington Management Group                          104              24.6%
[graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                           381              13.6%               EQUITY 80%
[graphic]  INTERNATIONAL - JPMorgan Asset Mgmt                           97              16.0%             FIXED-INCOME 20%

           FIXED-INCOME FUNDS
[graphic]  HIGH YIELD BOND - FMA Advisors                                99               5.0%
[graphic]  INTERMEDIATE FIXED - Cypress Asset Mgmt                       94               5.1%
[graphic]  SHORT-INT FIXED - Cypress Asset Mgmt                         117               6.0%
[graphic]  US GOVT MONEY/CASH - Accessor Capital                         30               3.7%
--------------------------------------------------------------------------------------------------
           TOTAL                                                      1,052             100.0%

--------------------------------------------------------------------------------
[graphic]              AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
                         FUND ALLOCATION AS OF 6/30/05

           UNDERLYING ACCESSOR FUND & FUND MANAGER                  # OF ISSUES      ALLOCATION
           ---------------------------------------------------------------------------------------
           EQUITY FUNDS
[graphic]  GROWTH - INTECH                                              130              32.0%               [PIE CHART]
[graphic]  VALUE - Wellington Management Group                          104              30.1%
[graphic]  SMALL TO MID CAP - SSgA Funds Mgmt                           381              17.1%               EQUITY 99%
[graphic]  INTERNATIONAL - JPMorgan Asset Mgmt                           97              20.2%             FIXED-INCOME 1%

           FIXED-INCOME FUNDS
[graphic]  US GOVT MONEY/CASH - Accessor Capital                         30               0.7%
--------------------------------------------------------------------------------------------------
           TOTAL                                                        742             100.0%



--------------------------------------------------------------------------------
                       (800) 759-3504 ~ www.accessor.com                     127

================================================================================
                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

During the period ended June 30, 2005, the Board of Directors of the Accessor Funds, Inc. ("Funds"), including the Directors who are not "interested persons" of the Funds ("Independent Directors"), considered and approved a variety of investment advisory arrangements involving the Growth, Value, Small to Mid Cap, International Equity, High Yield Bond, Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Funds. By meeting held December 27, 2004 the Board considered and approved the revised investment sub-advisory agreements ("Money Manager Agreements") among each of the above-listed funds, Accessor Capital Management LP ("ACM") and each of the funds' Money Managers. These Money Manager Agreements were effective beginning January 1, 2005. By meeting held on February 25, 2005, the Board, including the Independent Directors considered and approved the renewal of the investment management agreement ("Management Agreements") between ACM and the Growth, Value, Small to Mid Cap, International Equity, High Yield Bond, Intermediate Fixed-Income, Short-Intermediate Fixed-Income, Mortgage Securities, Limited Duration U.S. Government and U.S. Government Money Funds. By meeting held May 20, 2005, the Board, including the Independent Directors considered and approved the renewal of the Money Manager Agreement between ACM, BlackRock Financial Management, Inc. and the Accessor Mortgage Securities Fund.

In advance of each meeting, the Directors received and considered a variety of information relating to the Money Manager Agreements or the Management Agreement, respectively and ACM and the individual Money Managers, and were given the opportunity to ask questions and request additional information from ACM. At each regularly scheduled Board meeting, the Board of Directors receives and reviewed, among other things, information concerning each Fund's performance and related services provided by ACM and the Money Manager. At the meetings where the approval of the Management Agreements or the Money Manager Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board's evaluation process with respect to ACM and the Money Managers are an ongoing one. In this regard, the Board's consideration of the Management Agreement and Money Manager Agreements included certain types of information previously received at such quarterly meetings.

>  BOARD APPROVAL OF MONEY MANAGER AGREEMENTS
After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Management Agreement. In approving the Management Agreement, the Directors did not identify any single factor as controlling, and each Director did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented by Fund counsel.

NATURE, EXTENT AND QUALITY OF SERVICE: In considering the nature, extent and quality of the services provided by ACM under the Management Agreement, the Board of Directors reviewed information provided by ACM relating to its operations and personnel. The Board also took into account its familiarity with ACM's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to ACM under other agreements, and the personnel who provide these services. In addition to the investment advisory services to the Funds, ACM provides administrative services, transfer agent services, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operations of the Funds.

The Board also considered ACM's: (1) selection, monitoring and, when necessary, proposing changes in the Money Managers, as evidenced principally by the investment performance of each Fund relative to its benchmark index and to other mutual funds of comparable size with similar objectives over the last 1, 3, and 5 year periods and for the life of the Funds; (2) fees as a percentage of a Fund's assets, as compared to fees paid to other investment managers by mutual funds of comparable size; and other compensation, principally transfer agency fees, paid by the Funds and any attendant economies of scale that may be recognized; (3) cost-effective management of the Funds, as evidenced principally by the Funds' expense ratios as compared to mutual funds with similar objectives and of similar size in mutual fund families of similar size; (4) structuring and negotiation of the Money Manager fees; (5) initiation of new or revised portfolio investment practices and investor services and programs, and commitment of its resources, including some of its profits, to do so; (6) day to day management and administration of the Funds' operations, including regulatory compliance, oversight of the Money Managers brokerage commission and portfolio trading practices; (7) the level and depth of knowledge of ACM, including current staffing experience and levels; and (8) ACM's role in coordinating the activities of the Funds' other service providers.

--------------------------------------------------------------------------------
128

================================================================================
                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

The Board also considered ACM's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreements. The Board also reviewed compliance and administrative services provided to the Funds by ACM, including oversight of the Funds' day-to-day operations.

EXPENSES AND PERFORMANCE: In its consideration of the Management Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies. The Funds' expenses were compared to relevant peer groups. The Board also noted the level and method of computing the advisory fee. The Directors also took account that the Money Manager fees are paid directly by the underlying Funds, not by ACM.

In considering the performance of the Accessor Money Fund (the only underlying Fund directly managed by ACM), the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Money Fund's performance results. The Directors also reviewed various comparative data provided to them by ACM in connection with their review of the Management Agreement. This information indicated that the Money Fund had performed well during the period.

COMPENSATION AND PROFITABILITY: The Board took into consideration the level and method of computing the advisory fee. The information considered by the board included profitability information and a broad review of how allocation of expenses are made. The Board also considered that ACM provides transfer agency services to the Funds for which it receives compensation. The Board also considered the direct and indirect benefits to ACM from its relationship with the Funds. The Directors recognized that ACM should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as manager.

ECONOMIES OF SCALE: The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that ACM may experience as a result of growth in the Funds' assets. As the Funds assets level have not varied widely during the past year it did not seem appropriate to change such fee structure as it was unlikely any such benefits would be realized at the time.

CONCLUSIONS: The Board and the Independent Directors concluded that ACM's selection of Money Managers has been satisfactory, particularly under the market conditions that have prevailed since March, 2000. The Board noted that for the lives of the Funds, other than U.S. Government Money Fund and Limited Duration Fund, seven of the eight Funds equaled or exceeded their benchmark prior to fees, and three of eight did so after fees. The Board and the Independent Directors further concluded that (2) fees and compensation were reasonable in relation to the services provided to the Funds and management fees paid by comparable mutual funds to their investment managers; (3) management of the Funds' expenses was very satisfactory; the Advisor Class for all Funds had expense ratios which were lower than their comparable universe of mutual funds and all Funds had expense ratios that were competitive with more tightly constricted universes; (4) negotiation of revised Money Manager fees resulted in the Funds fee rates which were competitive with the rates paid by other comparable institutional investors; (5) initiatives to enhance the Funds' investment practices and investors services and programs were very satisfactory taking into account, particularly, (a) the market conditions of the past several years and the adverse impact of those conditions on ACM's revenues and profits, and (b) the added operating and compliance expenses ACM has absorbed responding to new privacy, anti-terrorism and financial reporting laws; (6) day to day management and administration of the Funds was satisfactory; (7) ACM had demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (8) ACM maintains an appropriate compliance program; (9) the performance of the Money Fund is reasonable in relation to the fees charged and relevant peer groups; and (10) profitability from its relationship with the Funds is reasonable given the nature of the services provided. Based on their conclusions, the Board determined that continuation of the Management Agreement would be in the interests of the Funds and its shareholders.

>  BOARD APPROVAL OF MONEY MANAGER AGREEMENTS
In approving each of the Money Manager Agreements, the Board considered various factors, among them: (1) the nature, extent, and quality of services provided to the Funds, including the personnel providing services; (2) each Money Manager's compensation and any other benefits derived from the sub-advisory relationship;
(3) comparisons of sub-advisory fees and performance information; and (4) the terms of the Money Manager Agreements.

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                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

After a full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve each Money Manager Agreement. In approving the Money Manager Agreements, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented by Fund counsel and had the opportunity to meet in executive session outside the presence of representatives of ACM.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL: The Directors considered information provided to them regarding the services provided by each Money Manager, including information presented periodically at the regularly scheduled Board meetings. The Board considered each Money Manager's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel at each Money Manager who are responsible for managing the investments of the respective underlying Fund and also each Money Manager's staffing levels. The Board also considered each Money Manager's compliance monitoring and history. The Board also noted that ACM's monitoring process of the Money Managers may include: (1) regular telephonic meetings to discuss any matters of concern, including portfolio management process and/or performance; (2) monthly compliance checklist and reviews; and (3) quarterly investment reviews.

The Board of Directors, including the Independent Directors, met with representatives of ACM, and were provided with information from each of the Money Managers, who described the Fund's investment objective and policies and discussed the Fund's target portfolio, as described in the Prospectus. The Board received information on the portfolio managers who would have day-to-day investment management responsibility for each Fund. Information included the name of the portfolio managers as well as the principal officers of the Money Manager, and information relating to the number of years operating as an investment adviser, assets under management and any specialty or relevant experience each Money Manager had in managing particular investment styles. The Board of Directors was also informed that key investment personnel remained under contract with each of the particular Money Managers. Further, information was provided and presented for discussion with the Board regarding the philosophy of each Money Manager's approach to investing. Additionally, the Board considered each Fund's performance history; the Money Manager's costs of providing services under the Money Manager's Agreement; and that there were no anticipated ancillary benefits that the Money Manager would receive from its relationship with the Fund.

MONEY MANAGER FEES: The Board compared the fees for each Fund against relevant peer group fee information. The Board considered that the underlying Funds pay the Money Manager fees directly. In evaluating the fees to be received by the Money Managers, the Board of Directors discussed that the fees that a Money Manager typically receives in similar circumstances were comparable to the fees to be received by the Money Managers for their services to the Funds. Also discussed were any economies of scale that would be recognized by each particular arrangement, with the Board determining that as the asset size of each Fund grows, so too would the economies of scale given the current fee structure. The Board review of each individual Money Manager is set forth below.

ENHANCED INVESTMENT TECHNOLOGIES LLC ("INTECH") - GROWTH FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the former Money Manager's (INTECH took over as Money Manager in 2004) performance during a previous renewal period and INTECH's performance with accounts that were run in a similar style. The Board considered the Money Manager's experience as an adviser and expertise in managing in the growth style of investing. The Board also considered INTECH's use of a disciplined, mathematical investment strategy. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreement. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreement and concluded that it was reasonable compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. In approving the initial Money Manager Agreement, the Board also took into account the time and attention to be devoted by senior members of the Money Manager to the Fund. The Board evaluated the level of skill required to manage the Fund and concluded that the human resources available at the Money Manager were appropriate to fulfill effectively the duties of the Money Manager on behalf of the Fund. The Board also considered the business reputation of the Money Manager and its financial resources and concluded that the Money Manager would be able to meet any reasonably foreseeable obligations under the Money Manager Agreement. The Board received information concerning the investment philosophy and investment process to be applied by the Money Manager in managing the Fund. The Board concluded that the Money Manager's investment

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
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                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

process, research capabilities and philosophy were well-suited to the Fund, given the Fund's investment objective and policies. In addition to the factors mentioned above, the Board also reviewed the level of the Money Manager fee in respect of the management of the Fund. In evaluating the fees to be paid to the Money Manager, the Board considered and discussed fees paid to other investment sub-advisers in similar circumstances, as well as fees charged by the Money Manager to its other clients.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT") - VALUE FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the Money Manager's performance during the previous renewal period. The Board considered the Money Manager's experience as an adviser and expertise in managing in the value style of investing. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreement. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreement and concluded that it was reasonable compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. The Board concluded that the Money Manager performed well relative to a controlled peer group, despite underperforming its benchmark cumulatively and in several quarterly periods. The Board concluded that the Fund benefited from the combination of low management fees and effective management. The Board approved the renewal of Wellington's Money Manager Agreement for a one-year term and concluded that such renewal was in the shareholders' best interest.

SSGA FUNDS MANAGEMENT, INC ("SSGA") - SMALL TO MIDCAP FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the Money Manager's performance during the previous renewal period. The Board considered the Money Manager's experience as an adviser and expertise in managing in the small to mid-cap style of investing. The Board also considered SSgA's use of a multifactor stock evaluation model. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreement. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreement and concluded that it was reasonable compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. The Board concluded that the Money Manager's performance had been very good during the previous renewal period. The Fund's performance was favorable when compared relative to several universes of peer groups. The Board decided to renew the Money Manager Agreement for a one-year term based upon the Money Manager's satisfactory performance and the anticipated continuity of its organization structure and sophistication of the investment process.

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON), LTD ("JPMORGAN FLEMING") - INTERNATIONAL EQUITY FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the Money Manager's performance during the previous renewal period. The Board considered the Money Manager's experience as an adviser and expertise in managing in the international equity style of investing. The Board also considered JPMorgan Fleming's investment process designed to capture strong stock picking skills of JPMorgan Fleming's regional investment teams. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreement. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreement and concluded that it was reasonable compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. The Board considered the Fund's performance and determined that it was satisfactory compared to its peer group in terms of risk and return. The Board concluded that even though the Fund's performance was below that of its benchmark, that the Money Manager had stronger performance in the past and when compared to possible alternative Money Managers, managing in the same style. The Board also considered the current investment market and concluded that renewing the Money Manager Agreement for a one-year term would be in the shareholders' best interest. The Board determined to carefully review the Money Manager's performance during the next period to consider such renewal in the future.

BLACKROCK FINANCIAL MANAGEMENT, INC. ("BLACKROCK") - MORTGAGE SECURITIES FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the Money Manager's performance during the previous renewal period. The Board considered the Money Manager's experience as an adviser and expertise in managing in the mortgage securities style of investing. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreement. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreement and concluded that it was reasonable

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

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                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. The Board concluded that performance of the Money Manager has been very good since inception of the Funds, with very low levels of risk, relative to the benchmark and several universes of peers. The Board concluded that by renewing the Money Manager Agreement, the Fund's shareholders would continue to benefit from such results. The Board decided to renew the Money Manager Agreement for a one-year term and concluded such renewal was in the best interest of shareholders.

CYPRESS ASSET MANAGEMENT ("CYPRESS") - INTERMEDIATE FIXED-INCOME FUND AND SHORT-INTERMEDIATE FIXED-INCOME FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the Money Manager's performance during the previous renewal period. The Board considered the Money Manager's experience as an adviser and expertise in managing in the intermediate and short-intermediate fixed-income style of investing. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreements. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreements and concluded that it was reasonable compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. In renewing the Intermediate Fixed-Income Agreement, the Board concluded that performance of the Money Manager had been solid during the renewal period with very low levels of risk relative to the benchmark. Although the Fund generally underperformed its benchmark, Cypress has added value over the long term and has historically done so very consistently, resulting in positive rankings against several universes of peer groups. The Board concluded that by renewing the agreement, Fund shareholders would continue to benefit from Money Manager's consistent investment approach and overall portfolio management skills. The Board decided to renew the Money Manager Agreement for a one-year term. In renewing the Short-Intermediate Fixed-Income Fund agreement, the Board concluded that performance of the Money Manager had been solid during the renewal period with very low levels of risk relative to the benchmark. Although the Fund generally underperformed its benchmark, Cypress has added value over the long term and has historically done so very consistently, resulting in satisfactory rankings by Morningstar. The Board concluded that by renewing the agreement, Fund shareholders would continue to benefit from the Money Manager's consistent investment approach and overall portfolio management skills. The Board decided to renew the Money Manager Agreement for a one-year term.

FINANCIAL MANAGEMENT ADVISERS, LLC ("FMA") - HIGH YIELD BOND FUND. The Board considered the factors as set forth above and also considered specific information provided to them regarding the Money Manager's performance during the previous renewal period. The Board considered the Money Manager's experience as an adviser and expertise in managing in the high yield fixed-income style of investing. The Board concluded that the Money Manager was qualified to carry-out its duties pursuant to the Money Manager Agreement. The Board considered the fee to be paid to the Money Manager pursuant to the Money Manager Agreement and concluded that it was reasonable compared to fees charged by similar sub-advisers, in light of the services performed by the Money Manager. The Board concluded that Money Manager's performance had been satisfactory during the renewal period, with very low levels of risk, relative to the benchmark and peers in the Morningstar universe. The Board concluded that while the Fund underperformed relative to its benchmark during the period it had generally strong performance overall and in the past. The Board concluded that shareholders would continue to benefit from the Money Manager's investment ability. The Board decided to renew the Money Manager Agreement for a one-year term.

CONCLUSIONS. The Directors who are not interested persons of ACM or the Money Manager met separately with counsel to discuss their fiduciary responsibilities in general and also with respect to the approval of Money Manager Agreements. In their discussion and review of the Money Manager Agreements, the non-interested Directors discussed the Money Manager fees to be paid by each underlying Fund to each respective Money Manager, the services to be provided by the Money Managers and the personnel and experience of the Money Managers. The Board of Directors, including the non-interested Directors, after reviewing the totality of the information presented, including the day-to-day portfolio management of each underlying Fund's investments and the experience and philosophy of each Money Manager, concluded that the Money Manager Agreements were in the interests of the Funds and its shareholders. Based on this review, the non-interested Directors also concluded that the fee paid to the Money Managers, was fair and reasonable for each of the underlying Funds.


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                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

Among other items, the Board reviewed the performance of each Money Manager through the most recent calendar quarter at the time of each renewal, the Board concluded such performance for each Money Manager was acceptable or in the case of the Growth Fund Money Manager unacceptable in which case the Money Manager was replaced. The performance reviewed by the Board included performance information of the money managers, the Funds and their respective benchmark indices.

BOARD APPROVAL OF REVISED MONEY MANAGER AGREEMENTS. On December 27, 2004, the Board of Directors, including the non-interested Directors met at an in-person meeting and considered and approved amendments to the fee structure of each of the existing Money Manager Agreements (the "Amended Money Manager Agreements"). Such Amended Money Manager Agreements were effective January 1, 2005. In approving the Amended Money Manager Agreements, the Board of Directors noted that the change in the agreement from the previously approved agreements impacted only the fee structure and no other terms of the agreements. The Board gave consideration to the conclusions they reached when each Money Manager agreement was previously approved. The Board concluded that the same determinations previously made regarding each Money Manager's performance and overall fitness to serve as a sub-adviser were applicable at the time. In considering the fee structure change, the Board of Directors considered ACM's recommendation for the change. The Board was provided with information relating to the economics of this fee change. The Board had the opportunity to review and ask questions regarding these materials. The Board of Directors noted that ACM was recommending the change in the fee structure because of the on-going regulatory uncertainty involving Performance Fees and the current investigation by the SEC into the calculation methodology used by the Funds. A more detailed description of the SEC's investigation is set forth under "[NOTES, #3 ]" in this report.

The Board of Directors considered that the new fee structure may result in higher overall investment management fees to be paid by the Funds than were paid under the previous fee structure. The Board concluded that even though fees may increase for certain Funds, the fees were nonetheless reasonable, when compared to those fees of other similar sub-advisers performing similar services. The Board also concluded that the anticipated benefits of implementing a fee structure that was not subject to such regulatory uncertainty and further SEC actions relating to performance fees was in the interest of the Funds and their shareholders.
















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================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                            NUMBER OF
                                  TERM OF                                                   PORTFOLIOS
                                  OFFICE                                                     IN FUND
NAME, AGE, ADDRESS,              AND LENGTH                                                  COMPLEX       OTHER
AND POSITION HELD WITH              OF           PRINCIPAL OCCUPATIONS DURING PAST          OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE        FIVE YEARS                                  DIRECTOR      HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
J. Anthony Whatley, III(1,2)     All positions   Director and President, Accessor Capital          16      None
Age 62                           held since      Corporation, since August 2000; Executive
1420 Fifth Avenue                1991.           Director, Accessor Capital Management LP
Seattle, WA 98101                                since April 1991.
Director, President &
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III            Director        Director, Vice President, Martinson, Cobean &     16      Director, Action Auto
Age 67                           since 1991.     Associates, P.S. (certified public accountants)           Glass of Tacoma, Inc.
1607 S. 341st Place                              since 1973.                                               Director, Tigre Tierra
Federal Way, WA 98003                                                                                      Manufacturing Co.
Director

Geoffrey C. Cross                Director        President, Geoffrey C. Cross P.S., Inc. (general  16      None
Age 65                           since 1993.     practice of law) since 1970.
252 Broadway
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Ravindra A. Deo                  Officer since   Director and Secretary, Accessor Capital
Age 42                           1992.           Corporation, since August 2000; Vice President
1420 Fifth Avenue                                and Chief Investment Officer, Accessor Capital
Seattle, WA 98101                                Management LP since January 1992.
Treasurer & Principal
Financial/Accounting
Officer & Senior Vice
President

Linda V. Whatley(2)              Officer since   Vice President, Accessor Capital Management
Age 42                           1991.           LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper                 Officer since   Director and Treasurer, Accessor Capital
Age 60                           1995.           Corporation, since August 2000; Director of
1420 Fifth Avenue                                Sales and Client Service, Accessor Capital
Seattle, WA 98101                                Management LP since October 1993.
Senior Vice President

Christine J. Stansbery           Officer since   Chief Compliance Officer since October 2004;
Age 52                           1995.           Vice President, Accessor Capital Corporation,
1420 Fifth Avenue                                since April 2001; Assistant Vice President -
Seattle, WA 98101                                Compliance since January 1997. Regulatory
Secretary & Senior Vice                          Manager from March through December 1996,
President & Chief                                Accessor Capital Management LP.
Compliance Officer


--------------------------------------------------------------------------------
134

================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                  TERM OF                                                   PORTFOLIOS
                                  OFFICE                                                     IN FUND
NAME, AGE, ADDRESS,              AND LENGTH                                                  COMPLEX       OTHER
AND POSITION HELD WITH              OF           PRINCIPAL OCCUPATIONS DURING PAST          OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE        FIVE YEARS                                  DIRECTOR      HELD
-----------------------------------------------------------------------------------------------------------------------------------

Darin K. Dubendorf               Officer since   Regional Director, Accessor Capital
Age 38                           2002.           Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

R. Michael Daley                 Officer since   Director of Product Development since
Age 29                           2002.           September 2002 and Regional Director,
1420 Fifth Avenue                                Accessor Capital Management LP since October
Seattle, WA 98101                                1998.
Vice President

Deborah Jean Bryan               Officer since   Director of Operations and Information
Age 38                           2003.           Technology since June 2003, Director of
1420 Fifth Avenue                                Operations since November 1998, Accessor
Seattle, WA 98101                                Capital Management since July 1997.
Vice President

Justin Hudson Roberge            Officer since   Jr. Investment Analyst, Accessor Capital
Age 28                           2004.           Management, since June 2004; Operations
1420 Fifth Avenue                                Associate, Accessor Capital Management, since
Seattle, WA 98101                                April 2002; Registered Representative,
Assistant Treasurer                              Diversified FinancialConcepts, since September
                                                 2001; Operations Associate, Harris Investor Line,
                                                 since March 2000; Full-time student, University of
                                                 Washington, September 1995 - December 1999.







--------------------------------------------------------------------------------
(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.
================================================================================
                                                                             135

================================================================================
                          ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

>  HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Accessor Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-759-3504 or on the SEC's website at http://www.sec.gov.

> HOW TO OBTAIN A COPY OF THE ACCESSOR FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

Information regarding how the Accessor Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 1-800-759-3504. Furthermore, you can obtain the Accessor Funds' proxy voting records on the SEC's website at http://www.sec.gov.

>  QUARTERLY FILINGS ON FORM N-Q

The Accessor Funds files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Accessor Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Accessor Funds' N-Q is also available by calling (800) 759-3504.











--------------------------------------------------------------------------------
136

ACCESSOR FUNDS, INC.


DIRECTORS AND OFFICERS
George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
  Officer
Robert J. Harper, Senior Vice President
Christine J. Stansbery, Secretary, Senior Vice President and Chief Compliance
  Officer
Linda V. Whatley, Senior Vice President


INVESTMENT ADVISOR AND ADMINISTRATOR
Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101


CUSTODIAN
The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263


DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, Colorado 80202


TRANSFER AGENT
Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111


LEGAL COUNSEL
Kirkpatrick & Lockhart Nicholson Graham LLP
75 State Street
Boston, Massachusetts 02109





           ACCESSOR FUNDS ARE DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

   AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION
     ABOUT ACCESSOR FUNDS IS CONTAINED IN THE PROSPECTUS. TO OBTAIN A FREE PROSPECTUS, CONTACT ACCESSOR FUNDS AT (800) 882-9612, P.O. BOX 1748, SEATTLE, WA 98111, WWW.ACCESSOR.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST
                                 OR SEND MONEY.

 This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

Accessor Funds, Inc.
P.O. Box 1748
Seattle, WA 98111-1748





                     VISIT OUR WEBSITE AT www.accessor.com

Item 2.  Code of Ethics

N/A

Item 3.  Audit Committee Financial Expert

N/A

Item 4.  Principal Accountant Fees and Services

N/A

Item 5.  Audit Committee of Listed Registrants.

N/A.

Item 6.  Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedrues by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are reasonably designed to ensure that information to be disclosed by the Registrant on Form N-CSR is recorded, processed and reported within the time required based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There have been no change in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The certifications for each of the principal executive and principal financial officers of the registrant required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III President

Date:    September 8, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III President

Date:    September 8, 2005

By:      /s/Ravindra A. Deo
         -------------------------
         Ravindra A. Deo
         Treasurer

Date:    September 8, 2005